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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	VK-HYM-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–109.38%

Alabama–3.02%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$3,250	$3,343,340
Series 2016, RB	6.00%	06/01/2050	2,250	2,340,923
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (a)	5.00%	01/01/2042	12,750	14,919,157
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,784,560
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	13,216,490
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,700,071
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,916,810
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,825	7,099,297
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.50%	10/01/2038	7,000	5,643,960
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.60%	10/01/2042	11,700	9,379,422
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.50%	10/01/2039	27,640	21,042,608
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.75%	10/01/2046	96,055	72,919,193
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.90%	10/01/2050	64,400	48,262,648
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (a)	5.00%	09/01/2046	24,000	31,273,920
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (d)	6.95%	01/01/2020	3	0
				241,842,399

Alaska–0.02%

Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	27,225	914,488
Series 2006 C, Second Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	20,860	667,937
				1,582,425

American Samoa–0.13%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	9,845	10,138,479

Arizona–2.47%

Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,841,691
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,312,261
Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB (f)	5.00%	07/01/2035	1,400	1,491,728
Series 2016 A, Ref. Education RB (f)	5.00%	07/01/2046	4,125	4,317,885
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	3,048,388
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.75%	07/01/2044	5,250	6,280,942
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,950,798
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2022	3,500	3,796,625
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2024	5,000	5,419,950
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2026	5,000	5,415,100
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2027	8,935	10,029,091
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2028	6,785	7,604,832
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2029	5,500	6,159,175
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/2026	2,200	2,200,858
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,322,996

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Americal Leadership); Series 2015, Ref. Education Facility RB (f)	5.38%	06/15/2035	$2,370	$2,422,709
Series 2015, Ref. Education Facility RB (f)	5.63%	06/15/2045	3,500	3,585,820
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/2026	4,225	4,233,746
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,229,986
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,443,337
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,292,020
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	251,298
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,982,854
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/2033	2,905	2,906,714
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2006, Water & Wastewater RB (f)(g)	5.60%	12/01/2022	2,000	2,066,360
Series 2006, Water & Wastewater RB (f)(g)	5.75%	12/01/2032	7,120	7,356,954
Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	975	1,007,945
Series 2008, Water & Wastewater RB (g)	7.50%	12/01/2038	14,735	15,241,884
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (h)(i)	8.50%	07/01/2019	1,685	2,020,062
Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,029,970
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,710,834
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools); Series 2006, Education Facility RB	6.50%	04/01/2026	2,690	2,694,116
Series 2006, Education Facility RB	6.75%	04/01/2036	3,805	3,810,403
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2006, Ref. Education RB	5.88%	06/01/2022	530	530,938
Series 2006, Ref. Education RB	6.00%	06/01/2036	830	831,004
Series 2010, Education RB	6.10%	06/01/2045	1,400	1,463,812
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (d)	7.00%	09/01/2035	5,092	3,819,153
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,256,588
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	5,189,463
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,000	10,011,360
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/2027	1,771	1,775,002
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	272	272,441
Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,959,605
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,487,450
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/2033	3,000	3,312,930
Series 2013, Education RB	6.00%	07/01/2043	3,625	4,016,101
Tucson (City of) (Catalina Village Assisted Living Apartments); Series 2013 A, MFH RB	2.00%	11/01/2045	1,700	1,041,456
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	10/01/2045	4,435	3,018,860
University Medical Center Corp.; Series 2009, Hospital RB (h)(i)	6.25%	07/01/2019	1,650	1,911,542
Series 2009, Hospital RB (h)(i)	6.50%	07/01/2019	2,100	2,448,768
Series 2011, Hospital RB (h)(i)	6.00%	07/01/2021	2,600	3,204,240
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/2031	5,915	5,925,765
				197,955,810

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–14.60%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	$6,000	$6,667,260
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Tax-Exempt Second Sub. Lien RB	5.00%	10/01/2035	6,000	7,194,960
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/2040	4,340	4,819,613
Bakersfield (City of); Series 2007 A, Wastewater RB (a)(h)(i)	5.00%	09/15/2017	14,990	15,840,832
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (a)(h)(i)	5.13%	04/01/2019	22,295	24,904,184
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (e)	0.00%	06/01/2046	25,000	3,502,250
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (a)	5.25%	04/01/2040	6,255	9,044,793
Series 2012 U-2, Ref. RB (a)	5.00%	10/01/2032	8,745	11,915,850
Series 2014 U-6, RB (a)	5.00%	05/01/2045	15,000	21,701,250
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,536,760
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (f)	6.63%	01/01/2032	1,000	1,111,130
Series 2012, RB (f)	6.88%	01/01/2042	1,500	1,687,470
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2038	2,860	3,004,173
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2043	2,000	2,097,960
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2048	3,840	4,024,051
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (f)	6.00%	07/01/2038	1,170	1,228,477
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/2048	2,415	2,535,702
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB (h)(i)	8.50%	10/01/2019	1,000	1,241,330
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	7,000	7,763,000
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,934,143
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	13,500	14,982,840
Series 2012, Water Furnishing RB (f)(g)	5.00%	11/21/2045	32,210	35,559,518
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (f)(g)	7.00%	12/01/2027	2,750	2,787,263
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,453,900
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,358,000
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,293,980
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	8,000	8,266,320
Series 2011, RB	7.25%	11/01/2031	1,500	1,787,025
Series 2011, RB	7.50%	11/01/2041	5,500	6,610,945
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,749,618
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB (h)(i)	6.00%	05/15/2018	5,000	5,525,450
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000) (f)	6.75%	06/01/2045	6,700	6,936,711
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,808,882
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/2042	3,500	3,525,480

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.40%	06/01/2017	$700	$711,690
Series 2007, RB	5.63%	06/01/2033	4,940	5,087,755
Series 2010, RB	7.50%	06/01/2042	1,660	1,844,044
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (f)	5.25%	12/01/2056	44,000	49,657,520
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (f)	7.00%	11/15/2029	1,745	2,035,839
Series 2009, Senior Living RB (f)	7.25%	11/15/2041	3,500	4,079,250
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	6.00%	10/01/2042	2,895	3,160,095
Series 2012, RB	6.00%	10/01/2047	1,785	1,944,918
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,248,250
Series 2006 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2046	181,950	27,641,844
California (State of); Series 2004 A-8, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (j)(k)	0.38%	05/01/2034	10,000	10,000,000
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (e)	0.00%	06/01/2033	16,825	6,345,885
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,379,437
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,675	3,674,780
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB	6.10%	09/01/2028	2,615	2,760,708
Series 2008, Special Tax RB	6.20%	09/01/2038	5,960	6,235,114
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2046	227,175	46,366,417
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/2034	2,510	2,869,206
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,333,059
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,736,227
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,770,158
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,918,597
Series 2014 A, Ref. Conv. Toll Road CAB RB (c)	6.85%	01/15/2042	5,000	4,241,100
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2036	65,000	32,243,250
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2037	20,000	9,534,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,864,800
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	28,110	28,341,064
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,870	29,059,387
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	44,490	44,490,445
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	22,400	22,659,616
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	47,796,180
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/2030	3,000	3,075,570
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/2037	3,395	3,454,888
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,855	3,886,148
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/2036	158,815	41,148,966
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/2057	32,090	420,379
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (c)	6.05%	08/01/2042	9,000	7,807,680
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	495	500,351
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2016 A, Sub. RB (g)	5.00%	05/15/2042	2,000	2,366,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (a)	5.00%	07/01/2043	$66,530	$78,956,474
M-S-R Energy Authority; Series 2009 C, Gas RB	6.50%	11/01/2039	5,000	7,210,100
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/2028	5,515	5,975,723
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,958,827
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	3,090	3,053,909
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/2037	2,000	2,017,040
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/2040	1,780	1,970,727
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	8,217,230
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/2038	1,000	1,058,260
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/2037	11,110	11,384,306
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2036	7,650	3,717,594
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2037	13,130	6,156,657
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2038	13,515	6,107,699
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2039	13,895	6,058,637
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2040	14,280	5,993,459
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2041	14,080	5,700,992
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	20,980	25,943,868
Series 2011, RB	8.00%	12/01/2031	9,875	12,588,551
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (c)	5.25%	07/01/2042	10,000	6,097,300
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (h)(i)	6.25%	08/01/2019	1,000	1,168,400
Series 2009 D, Tax Allocation RB (h)(i)	6.50%	08/01/2019	1,000	1,176,200
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2036	5,710	2,046,578
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2038	2,000	625,180
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2043	17,000	3,925,470
San Gorgonio Memorial Health Care District (Election 2006); Series 2009 C, Unlimited Tax GO Bonds (h)(i)	7.20%	08/01/2017	13,000	14,000,870
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/2050	18,500	20,842,655
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	7,000	7,821,800
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	14,526,200
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (g)	6.40%	12/01/2041	14,123	14,133,310
San Jose (City of) (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.) (g)(j)(k)	0.43%	06/01/2034	3,769	3,769,000
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,005,180
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,635,760
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/2036	3,500	4,144,630
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (b)(c)	6.75%	02/01/2052	7,500	5,451,075
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement Asset-Backed Turbo RB (e)	0.00%	06/01/2047	20,000	2,804,200
Series 2007 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	10,000	3,297,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB (l)	6.15%	12/01/2043	$4,400	$2,837,912
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2045	18,085	542,007
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2046	18,085	514,880
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2047	18,085	446,157
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2048	18,085	415,412
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2049	18,085	379,242
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2050	18,085	352,115
Series 2008 A, Tax Allocation RB (d)	6.00%	12/01/2033	1,475	951,346
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (e)	0.00%	06/01/2046	35,000	904,050
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (e)	0.00%	06/01/2046	27,200	610,368
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (e)	0.00%	06/01/2046	47,000	983,240
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,002
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	11,850	11,849,407
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,204,508
University of California; Series 2014 AM, RB (a)	5.00%	05/15/2044	34,545	40,986,606
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,965	3,989,742
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2043	11,855	3,025,396
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2044	12,475	2,994,749
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2047	14,550	2,898,215
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2048	7,000	1,309,350
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2049	15,715	2,760,025
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2052	37,560	5,445,449
				1,170,039,076

Colorado–4.07%

Banning Lewis Ranch (Metropolitan District No. 3); Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	1,044,250
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,770	3,735,580
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds (d)	7.00%	12/01/2023	60	49,059
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2043	1,250	1,330,100
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/2035	2,590	2,601,059
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/2036	3,130	3,152,536
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,704,417
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,033,470
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,699,074
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/2038	1,500	1,572,990
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2007, Charter School RB (h)(i)	5.88%	10/01/2017	2,500	2,670,850
Series 2007, Charter School RB (h)(i)	6.00%	10/01/2017	1,635	1,749,434
Series 2008 A, Charter School RB (h)(i)	7.25%	10/01/2018	500	573,325
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/2040	1,760	1,815,493
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/2039	2,820	3,096,783
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/2007-03/31/2008; Cost $2,272,485) (f)(h)(i)	5.75%	05/15/2017	2,365	2,471,969
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (h)(i)	7.40%	12/01/2018	2,000	2,320,380

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (f)	5.38%	07/01/2044	$1,350	$1,461,091
Series 2014, Ref. & Improvement Charter School RB (f)	5.50%	07/01/2049	1,600	1,734,000
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,378,120
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/2037	9,355	9,449,766
Series 2011, RB	6.38%	01/01/2041	1,615	1,765,292
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.00%	01/01/2044	21,000	24,182,760
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (f)	5.75%	12/01/2035	1,150	1,188,237
Series 2015 A, Ref. RB (f)	6.13%	12/01/2045	1,300	1,359,501
Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	1,000	1,043,640
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (h)(i)	6.00%	11/15/2020	1,600	1,921,632
Series 2010 A, RB (h)(i)	6.25%	11/15/2020	4,750	5,756,002
Series 2011, RB (h)(i)	5.75%	11/15/2021	1,000	1,223,150
Series 2011, RB (h)(i)	6.00%	11/15/2021	1,195	1,477,259
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,384
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,260,685
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,815,349
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	16,144,673
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (d)	7.00%	12/01/2029	18,050	16,604,736
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/2026	1,000	1,026,080
Series 2006, Limited Tax GO Bonds (h)(i)	5.95%	12/01/2016	9,000	9,239,220
Series 2015, Ref.Unlimited Tax GO Bonds	5.75%	12/01/2045	2,000	2,122,960
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (m)	5.00%	12/01/2037	2,630	2,340,805
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (g)	5.25%	10/01/2032	17,110	17,806,035
Series 2007 A, Ref. Special Facilities Airport RB (g)	5.75%	10/01/2032	16,400	17,190,480
Douglas (County of) Sierra Ridge Metropolitan District No. 2, Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,084,640
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,502,115
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (n)	3.38%	12/01/2032	4,500	2,249,280
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	5,107	5,606,311
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	975	1,079,540
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,774	2,776,275
High Plains Metropolitan District; Series 2005 A, Limited Tax GO Bonds (n)	2.76%	12/01/2025	2,220	1,373,092
Series 2005 A, Limited Tax GO Bonds (n)	2.81%	12/01/2035	4,000	2,413,720
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/2036	1,305	1,006,194
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/2036	1,556	1,452,355
Lincoln Park Metropolitan District; Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (h)(i)	6.13%	12/01/2017	6,250	6,740,187
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (h)(i)	6.20%	12/01/2017	5,550	5,991,447
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	6,095	6,188,802
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	265	265,570
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,720
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,210,416
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,521,395
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (n)	1.80%	12/01/2034	1,500	398,235
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	43,635	62,327,798

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/2037	$1,000	$1,002,520
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	394,540
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/2037	4,712	4,720,717
University of Colorado; Series 2014 A, Enterprise RB (a)	5.00%	06/01/2046	16,835	19,869,509
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (e)	0.00%	12/01/2040	1,000	732,230
				325,621,234

Connecticut–0.28%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(f)	5.13%	10/01/2036	4,405	1,740,856
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	3,325	3,529,022
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,389,709
Series 2009 C, RB (h)	5.50%	01/01/2022	2,000	2,000,580
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,545,160
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/1999; Cost $333,760) (f)	7.20%	12/01/2018	360	365,285
				22,570,612

Delaware–0.08%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,460,619
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2030	1,610	1,618,163
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (g)	6.25%	06/01/2028	3,610	3,612,635
				6,691,417

District of Columbia–1.49%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,000	2,259,760
Series 2011, RB	6.63%	03/01/2041	5,150	5,862,811
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	8,156,540
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,460,440
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	12,505	12,585,782
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (h)(i)	6.38%	10/01/2019	2,000	2,348,640
Series 2009, Hospital RB (h)(i)	6.50%	10/01/2019	5,000	5,892,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (j)(k)	0.40%	04/01/2038	2,880	2,880,000
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (e)	0.00%	06/15/2055	60,320	632,154
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (a)	5.00%	10/01/2044	27,000	32,093,280
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/2025	16,165	18,297,972
Series 2014 C, Unlimited Tax GO Bonds (a)	5.00%	06/01/2038	21,000	25,206,510
				119,675,889

Florida–7.29%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	10,500	10,704,645
Series 2007, IDR	5.88%	11/15/2042	20,365	20,761,914
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/2044	2,500	2,816,050
Series 2014, RB	6.38%	11/15/2049	5,250	5,894,752
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,251,410
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	3,114,050
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,487,160

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/2031	$3,000	$3,557,010
Series 2011 A, RB	8.13%	11/15/2041	11,200	13,320,160
Series 2011 A, RB	8.13%	11/15/2046	6,000	7,122,240
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/2036	5,521	5,522,096
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2036	2,750	2,751,100
Bonnet Creek Resort Community Development District; Series 2002, Special Assessment RB	7.38%	05/01/2034	2,310	2,311,686
Series 2002, Special Assessment RB	7.50%	05/01/2034	3,765	3,768,125
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/2024	7,555	7,640,220
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/2025	7,910	7,999,225
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (d)	7.88%	05/01/2038	4,900	1,467,991
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2045	4,000	4,158,640
Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2050	4,750	4,904,042
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,639,395
Capital Trust Agency (Million Air One LLC); Series 2011, RB (g)	7.75%	01/01/2041	17,025	15,560,680
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB (f)	6.75%	12/01/2035	5,405	5,610,930
Series 2015, First Mortgage RB (f)	7.00%	12/01/2045	2,000	2,075,800
Series 2015, First Mortgage RB (f)	7.13%	12/01/2050	2,000	2,078,960
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/2035	640	640,819
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,380	1,379,959
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	8.13%	05/15/2044	5,560	6,660,491
Series 2014 A, Continuing Care Community RB (f)	8.25%	05/15/2049	44,570	53,590,968
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB (f)	6.88%	05/15/2021	8,350	8,363,777
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	5,000	5,009,100
Series 2015, Continuing Care Community RB (f)	5.25%	05/15/2022	7,000	7,015,260
Series 2015 A, Continuing Care Community RB (f)	5.50%	05/15/2025	345	357,599
Series 2015 A, Continuing Care Community RB (f)	6.25%	05/15/2035	875	905,940
Series 2015 A, Continuing Care Community RB (f)	6.50%	05/15/2049	3,000	3,104,970
Cory Lakes Community Development District; Series 2001 A, Special Assessment RB	8.38%	05/01/2017	45	45,875
Series 2001 B, Special Assessment RB	8.38%	05/01/2017	65	66,264
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,145,800
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (h)(i)	7.25%	10/01/2021	14,000	18,194,260
Florida Development Finance Corp. (Palm Bay Academy, Inc.); Series 2006 A, RB (l)	6.00%	05/15/2036	2,130	1,448,421
Series 2007 A, RB (l)	6.13%	05/15/2037	1,855	1,261,419
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,675,637
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,672,790
Series 2015, Educational Facilities RB (f)	6.13%	06/15/2046	10,000	10,278,400
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/2038	2,660	2,819,467
Series 2012, RB	7.00%	10/01/2026	120	134,861
Series 2012, RB	7.25%	10/01/2041	595	669,970
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB (d)	5.25%	05/01/2039	1,700	17
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/2014	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (c)	6.75%	05/01/2039	29,070	5,862,838
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/2023	295	294,982

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (h)(i)	8.00%	08/15/2019	$1,000	$1,230,410
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/2027	10,500	10,942,680
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,210	1,210,932
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,366,055
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,824,720
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	11,005,970
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,296,300
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/2032	1,880	2,027,843
Series 2012, IDR	5.75%	06/15/2042	3,210	3,456,945
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	7,100	7,100,071
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (a)(h)(i)	5.00%	07/01/2018	15,210	16,538,746
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(g)	5.25%	10/01/2033	16,500	17,943,090
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2015 A, Ref. RB	5.00%	04/01/2045	30,870	36,019,425
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	500	581,410
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	250	291,840
Miami-Dade (County of) School Board; Series 2008 B, COP (a)(h)(i)	5.25%	05/01/2018	5,000	5,424,850
Series 2008 B, COP (a)(h)(i)	5.25%	05/01/2018	10,000	10,849,700
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (b)(e)	0.00%	10/01/2040	10,070	2,847,796
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2035	12,000	5,913,360
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2042	42,215	14,871,922
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/2032	6,750	6,878,317
Series 2007, First Mortgage RB	5.50%	07/01/2038	7,450	7,583,727
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,565	1,566,346
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,326,872
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,428
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,373
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,428
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,549
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (a)	5.00%	11/01/2039	20,305	23,755,226
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (o)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	395	395,332
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	355	354,184
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,398,863
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/2037	4,260	3,729,161
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,450	1,275,072
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/2021	400	434,768
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,591,770

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/2037	$1,490	$1,510,696
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	2,020	2,022,586
Reunion East Community Development District; Series 2002 A-2, Special Assessment RB (l)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB (d)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	160	165,354
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,200	2,244,088
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/2024	5,350	5,581,976
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/2034	4,125	4,128,135
Series 2004 A, Special Assessment RB	5.88%	05/01/2035	2,170	2,138,709
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (m)	5.38%	01/01/2049	11,363	6,590,023
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/2045	4,000	4,510,840
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB (h)(i)	6.25%	11/15/2019	150	176,948
Series 2009 A, Ref. RB (h)(i)	6.50%	11/15/2019	1,000	1,186,250
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,445	1,011,486
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,455	4,805,386
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(b)	6.00%	10/01/2029	13,440	18,833,875
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/2036	10,070	9,988,534
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (l)	6.80%	05/01/2039	4,895	1,957,951
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/2038	2,695	2,729,496
Waterlefe Community Development District; Series 2001, Golf Course RB (d)	8.13%	10/01/2025	2,645	793,421
West Villages Improvement District; Series 2007, Special Assessment RB (d)	5.50%	05/01/2038	8,600	8,620,898
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/2037	2,320	2,323,178
				584,300,597

Georgia–1.27%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,411,241
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,894,720
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	12,000	13,628,760
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	4,700	4,712,596
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/2040	37,555	44,653,271
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,547,285
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,200	2,543,640
Series 2010, RAC	6.13%	09/01/2040	6,510	7,448,547
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (g)	6.13%	01/01/2034	9,615	9,784,897
				101,624,957

Hawaii–0.33%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/2029	820	1,002,638
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/2044	6,530	7,985,733

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (b)(g)	4.65%	03/01/2037	$4,210	$4,286,959
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(h)(i)	5.25%	04/01/2019	12,000	13,462,320
				26,737,650

Idaho–0.40%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000) (d)(f)(g)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/2044	4,000	4,479,160
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,088,280
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	2,140	2,143,338
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,541,651
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,078,090
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	776,805
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2028	79	81,223
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2036	526	537,828
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2048	1,061	1,079,079
Series 2014 B, Ref. Non-profit Facilities CAB RB (e)(f)	0.00%	07/01/2049	9,112	911,942
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/2039	745	809,204
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/2038	1,580	1,644,164
				32,170,840

Illinois–9.54%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	1,335	1,335,214
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,970	2,115,662
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,875	3,103,189
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,090,650
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,009,680
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,490,415
Series 2005, Sales Tax RB	6.25%	01/01/2024	5,490	5,501,639
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	2,575	2,772,683
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,400	2,462,304
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (f)	6.25%	09/01/2045	4,000	4,217,800
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	3,970	4,081,160
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,491	1,759,939
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,959	2,974,091
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/2033	14,000	14,775,040
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/2044	21,000	24,577,140
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (a)	5.25%	12/01/2049	27,000	30,917,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	$2,645	$2,670,075
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	11,500	11,554,050
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,179,240
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,034,620
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,180,477
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,400	6,430,080
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,518,575
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	4,140	4,145,382
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	9,395	9,464,805
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	1,000	1,001,300
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	377,786
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	400,520
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2034	9,860	9,813,954
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,370,640
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,076,180
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,493,266
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,936,149
Series 2011 A, Unlimited Tax GO Bonds	5.00%	01/01/2040	5,000	4,938,400
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,499,860
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	2,530	2,566,204
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,253,868
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,482,091
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,014,860
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	6,200	6,208,060
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,250	7,262,905
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (d)(f)	5.50%	03/01/2017	3,439	687,181
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	3,274	3,347,567
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,548,375
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,515	1,348,533
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	550	586,097
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,497,840
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (h)(i)	5.75%	05/15/2017	2,130	2,233,475
Series 2007, Ref. RB (h)(i)	5.75%	05/15/2017	1,010	1,057,844
Series 2007, Ref. RB (h)(i)	5.75%	05/15/2017	1,080	1,132,466
Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,481,168
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,775,119
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/2027	2,695	2,639,968
Series 2012 A-2, RB	7.00%	11/15/2027	2,605	2,569,676
Series 2012 B, Ref. Sub. RB (m)	4.00%	11/15/2052	9,584	6,745,813
Series 2012 C-1, Ref. Sub. RB (e)	0.00%	11/15/2052	3,902	139,573
Series 2012 C-2, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	212,859
Series 2012 C-3, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	133,946
Illinois (State of) Finance Authority (Clare Water Tower); Series 2010 A-6, Ref. RB (d)	6.00%	05/15/2028	1,249	5,771
Series 2010 A-7, Ref. RB (d)	6.13%	05/15/2041	11,264	52,038
Series 2010 B, Ref. CAB RB (d)(e)	0.00%	05/15/2050	5,966	27,563
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/2016	435	438,415
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	8,133,930
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/2025	920	920,414
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,627,310
Series 2010, RB	7.13%	02/15/2039	1,710	1,832,846
Series 2010, RB	7.25%	02/15/2045	8,900	9,559,490

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	7.50%	02/15/2020	$110	$88,909
Series 2010 A, RB	7.90%	02/15/2025	3,285	2,648,597
Series 2010 A, RB	8.00%	02/15/2028	3,030	2,443,028
Series 2010 A, RB	8.00%	02/15/2030	90	72,578
Series 2010 A, RB	8.13%	02/15/2040	14,480	11,683,333
Series 2010 A, RB	8.25%	02/15/2046	28,435	22,944,201
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (f)	6.00%	12/01/2045	3,715	3,782,650
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/2028	500	500,555
Series 2006 A, RB	6.00%	08/15/2026	3,850	3,864,437
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,487,928
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,412,860
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,611,060
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.40%	05/15/2038	60	60,025
Series 2006 A, RB	5.75%	05/15/2038	3,030	3,057,755
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,500	7,513,350
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/2028	3,750	4,123,125
Series 2008, RB	7.75%	09/15/2038	8,280	9,612,335
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	7,103	886,960
Series 2016 A, RB	6.24%	05/15/2038	1,445	1,454,277
Series 2016 A, RB	6.33%	05/15/2048	8,305	8,357,234
Series 2016 A, RB	6.44%	05/15/2055	23,082	23,257,402
Series 2016 B, RB	5.63%	05/15/2020	7,416	7,449,104
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,655,420
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,721,268
Series 2015, Ref. RB	5.25%	05/15/2050	3,250	3,360,142
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/2034	12,800	15,251,968
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	807,600
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,607,235
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (h)(i)	7.25%	11/01/2018	24,235	27,950,710
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,312,500
Series 2009, RB (h)(i)	6.88%	08/15/2019	21,875	25,928,656
Illinois (State of) Finance Authority (Smith Village); Series 2005 A, RB	5.70%	11/15/2020	500	503,745
Series 2005 A, RB	6.13%	11/15/2025	1,100	1,106,413
Series 2005 A, RB	6.25%	11/15/2035	1,500	1,505,730
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,905	1,911,039
Illinois (State of) Finance Authority (Three Crowns Park Plaza); Series 2006 A, RB	5.88%	02/15/2026	1,000	1,001,530
Series 2006 A, RB	5.88%	02/15/2038	1,500	1,501,635
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,270	3,646,475
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,122,350
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/2052	27,000	31,459,860
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.13%	11/15/2035	10,855	11,240,461
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,076,426

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (b)(e)	0.00%	12/15/2032	$13,860	$7,430,623
Series 2010 A, RB (a)	5.50%	06/15/2050	18,000	19,323,540
Series 2012, CAB RB (e)	0.00%	12/15/2050	3,620	711,764
Series 2012 B, CAB RB (e)	0.00%	12/15/2051	2,365	440,694
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(e)	0.00%	12/15/2029	12,000	7,408,440
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (b)(f)	6.20%	06/15/2018	1,861	1,911,211
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (a)(h)(i)	5.50%	01/01/2018	29,000	31,152,090
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,190	3,460,671
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000) (f)(l)	5.75%	12/30/2025	1,800	994,140
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/2036	4,645	4,660,561
Series 2011, RB	8.50%	06/01/2041	3,290	3,673,811
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (l)	5.80%	03/01/2037	5,615	1,935,210
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (g)	6.00%	12/01/2041	1,230	1,254,231
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	20,327,521
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/2017	1,090	1,126,406
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	769,168
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,862,360
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2021	1,205	1,228,148
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2025	1,900	1,901,482
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,510	1,511,268
United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB (n)	3.90%	01/01/2026	3,045	1,826,421
Series 2007, Business District RB (n)	3.90%	01/01/2027	285	170,952
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (d)	6.25%	03/01/2035	5,408	2,941,736
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,915	3,990,364
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (g)	6.10%	12/01/2041	3,700	3,796,570
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/2030	2,000	2,157,120
Series 2010, RB	7.25%	11/15/2040	3,200	3,447,264
Series 2010, RB	7.38%	11/15/2045	1,700	1,829,591
Series 2012, RB	6.00%	05/15/2042	6,310	6,761,354
Western Illinois Economic Development Authority (Carthage Memorial Hospital); Series 2008 B, Hospital RB	7.00%	06/01/2033	2,295	2,368,004
Series 2008 B, Hospital RB	7.05%	06/01/2037	4,700	4,842,410
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/2025	7,120	7,125,198
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	2,900	3,035,836
				764,151,955

Indiana–2.15%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,550	1,772,425
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,380,810
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,852,368
Series 2012 A, RB	7.13%	11/15/2047	9,940	11,256,752

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2029	$3,100	$3,503,217
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	10,356,762
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (a)	5.00%	12/01/2040	15,750	18,585,945
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	990	975,595
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,342,425
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,615,612
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.25%	01/01/2051	37,790	41,582,604
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,557,981
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,528,050
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community); Series 2013, Ref. RB (p)	6.05%	12/01/2045	1,558	1,421,600
Series 2013, Ref. Sub. RB	1.00%	12/01/2045	1,295	25,202
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/2016	125	123,534
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	10,785	13,287,336
Series 2013, Exempt Facilities RB (g)	7.00%	01/01/2044	11,000	13,635,380
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.70%	09/01/2037	8,000	8,236,720
Series 2007, RB (f)	5.75%	09/01/2042	5,780	5,947,389
Series 2007, RB (f)	5.80%	09/01/2047	5,645	5,808,366
				171,796,073

Iowa–3.41%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2028	1,250	1,349,063
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2039	5,000	5,358,600
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2043	5,500	5,887,750
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/2036	1,250	1,392,200
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/2035	5,755	6,213,386
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	14,000	14,253,820
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	22,345	23,064,509
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	44,415	47,536,486
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	27,195	28,233,849
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,015,420
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,950,226
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,771,368
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,443,109
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	23,433,594
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,387,663
Series 2005 D, Asset-Backed CAB RB (e)	0.00%	06/01/2046	172,800	25,330,752
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/2037	1,435	1,441,099
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/2032	7,415	7,549,211
Polk (County of) (Luther Park Health Center, Inc.); Series 2004, Health Care Facilities RB	6.00%	10/01/2024	290	290,499
Series 2004, Health Care Facilities RB	6.15%	10/01/2036	3,100	3,103,751
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/2037	4,555	4,557,141
Series 2007 C, Health Care Facilities RB	6.00%	04/01/2037	3,225	3,283,340
				272,846,836

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.64%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	$1,900	$2,183,385
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB	7.13%	05/15/2029	500	552,830
Series 2009, Health Care Facilities RB	7.25%	05/15/2039	1,500	1,654,605
Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,014,300
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,501,200
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/2038	2,500	2,512,725
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,077,248
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,520,967
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/2028	1,485	1,498,113
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	535	535,877
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/2025	445	289,197
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	542,650
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/2025	1,000	499,900
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,719,550
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,515,250
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	15,527,400
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	2,010,709
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,985,345
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/2021	980	980,872
				51,122,123

Kentucky–0.79%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.00%	05/15/2030	2,500	2,897,350
Series 2011, RB	7.25%	05/15/2041	3,050	3,560,113
Series 2011, RB	7.38%	05/15/2046	1,000	1,172,390
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2026	13,930	10,126,413
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000-B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2027	12,955	9,040,258
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	8,000	9,258,800
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,518,070
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,760,717
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.60%	07/01/2039	10,000	8,243,600
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.75%	07/01/2043	5,000	4,103,400
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.88%	07/01/2046	8,000	6,561,040
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,996,649
				63,238,800

Louisiana–1.60%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/2018	2,480	2,521,862
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	4,250	5,044,665
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	11,134,031

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,360,768
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,261,118
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,275,844
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,447,720
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/2034	28,250	30,777,245
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Solid Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $46,000,000) (f)(g)	7.75%	07/01/2039	46,000	26,670,340
Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (f)(g)	7.00%	07/01/2024	2,000	1,159,980
Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	22,550	13,073,362
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $773,920) (f)	5.75%	10/30/2018	774	787,750
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/2023	3,000	3,345,630
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	13,530	13,873,662
				127,733,977

Maine–0.58%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	24,300	26,800,956
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2036	3,425	3,904,911
Series 2011, RB	6.75%	07/01/2041	11,505	13,099,938
Series 2011, RB	7.50%	07/01/2032	2,500	2,994,050
				46,799,855

Maryland–1.27%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	1,000	1,058,210
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,440,158
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,233,117
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	15,605	16,608,245
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	19,309	19,327,150
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,640	4,051,866
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,290	6,037,160
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,735	9,292,642
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,752,040
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	781,150
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,548,780
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,763,295
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/2027	4,475	4,529,550
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,767,780
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (h)(i)	6.00%	01/01/2018	14,000	15,153,460
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 1999, Air Cargo RB (g)	6.50%	07/01/2024	4,890	4,902,078
Series 2003, Ref. Air Cargo RB (g)	7.34%	07/01/2024	995	998,035
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN (e)	0.00%	01/01/2037	12,198	1,328,657
				101,573,373

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–1.93%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (f)(g)	5.25%	11/01/2042	$21,875	$22,004,719
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	5,080	5,085,233
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,615
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,880	3,881,669
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/2036	23,660	26,436,974
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	431,092
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (a)	5.50%	07/01/2032	5,015	7,233,736
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (h)(i)	6.85%	10/15/2019	745	892,413
Series 2009 A, RB (h)(i)	6.90%	10/15/2019	895	1,073,579
Series 2009 A, RB (h)(i)	8.00%	10/15/2019	1,000	1,235,620
Series 2009 A, RB (h)(i)	8.00%	10/15/2019	4,850	5,992,757
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,183,180
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,472,669
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,380	2,382,094
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities RB (INS-AMBAC) (b)(g)(m)	1.03%	01/01/2031	15,000	13,162,500
Series 2001 C, Special Facilities RB (INS-AMBAC) (b)(g)(m)	1.06%	01/01/2031	15,000	13,162,500
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(b)	5.50%	08/01/2030	32,040	44,327,981
				154,459,331

Michigan–1.19%

Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,778,168
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,555,230
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,612,365
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,853,461
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	14,272,996
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/2025	1,105	878,619
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	736,410
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,075,015
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,815,140
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,516,138
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-2, Ref. Local Government Loan Program RB (g)	5.00%	07/01/2044	5,125	5,519,522
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	8,128,960
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,629,400
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	10,001,085
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,728,910
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (g)	7.50%	01/01/2021	2,010	2,009,678
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,831,155
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,255,930
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	3,323,920

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB (n)	3.75%	04/01/2033	$11,620	$2,139,707
Series 2002, RB (n)	3.94%	04/01/2022	3,485	641,728
				95,303,537

Minnesota–1.94%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/2042	3,225	3,273,697
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/2046	4,070	4,373,500
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/2030	500	539,510
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,078,230
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,650,725
Baytown (Township of) (St. Croix Preparatory Academy); Series 2008 A, Lease RB	6.75%	08/01/2028	1,000	1,023,780
Series 2008 A, Lease RB	7.00%	08/01/2038	700	716,926
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.25%	12/01/2016	550	554,900
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,834,817
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,774,890
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	12,730,155
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	5.50%	07/01/2040	750	765,000
Series 2015, Charter School Lease RB	5.75%	07/01/2046	1,400	1,441,202
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB (h)(i)	8.38%	03/01/2017	100	107,689
Series 2009 A, Lease RB (h)(i)	9.00%	03/01/2017	2,620	2,833,661
Series 2009 A, Lease RB (h)(i)	9.25%	03/01/2017	8,000	8,667,040
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,999,920
Cold Spring (City of) (Assumption Home, Inc.); Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/2025	10	10,017
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/2035	10	10,014
Series 2008, Health Care Facilities RB	7.50%	03/01/2038	1,000	1,022,640
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/2045	18,000	18,464,940
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,090,970
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	3,675	3,680,035
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/2037	4,345	4,349,823
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,819,735
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,649,220
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,294,960
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,168,540
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,853,620
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	2,000	2,233,300
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/2036	1,555	1,739,096
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	945,248
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,338,650
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	585	620,656
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	972,233
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,782,561
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,412,356

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2006 A, Lease RB	5.75%	09/01/2026	$700	$702,723
Series 2006 A, Lease RB	6.00%	09/01/2036	3,390	3,403,492
Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,262,200
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,003,900
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/2031	4,390	4,398,912
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,144,160
Series 2011 A, Charter School Lease RB	6.63%	09/01/2042	1,500	1,728,690
Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,520,133
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,176,165
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,235,830
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	8,130,525
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	1,530	1,628,058
				155,159,044

Mississippi–0.13%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (j)	0.35%	12/01/2030	2,400	2,400,000
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (g)(n)	3.13%	04/01/2037	5,600	3,359,832
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (g)	6.80%	11/01/2037	6,840	4,745,797
				10,505,629

Missouri–1.94%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB	7.00%	05/01/2022	1,750	1,634,115
Series 2002, RB	7.20%	05/01/2033	5,250	4,556,527
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/2028	595	626,815
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/2020	1,365	1,408,817
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,114,720
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,781,468
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	635	635,508
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.00%	04/01/2017	500	366,205
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	2,321,740
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	4,434,743
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/2035	3,400	3,533,722
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	2,890	2,922,195
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	1,000	812,650
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (n)	3.75%	05/01/2036	3,190	1,148,272
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (n)	2.00%	12/01/2028	1,250	299,875
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,081,660
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,356,663
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,284,242
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/2025	1,885	1,899,175

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (g)	5.25%	10/15/2038	$2,180	$1,984,934
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (g)	6.45%	05/01/2040	2,040	2,041,795
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (g)	7.55%	06/15/2022	680	681,136
Series 2000 B, MFH RB (g)	7.55%	06/15/2035	3,430	3,435,659
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.00%	05/15/2029	7,000	7,994,210
Series 2010 A, Retirement Community RB	8.25%	05/15/2039	3,500	3,967,250
Series 2010 A, Retirement Community RB	8.25%	05/15/2045	22,000	24,848,560
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (f)	6.00%	06/01/2046	6,170	6,352,755
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	475	502,322
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,590,795
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,351,971
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB (a)	5.00%	11/15/2041	6,210	7,220,615
Series 2011 B, RB (a)	5.00%	11/15/2037	10,500	12,208,770
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/2029	2,900	2,978,300
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,750	6,761,745
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,690
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,001,600
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (j)(k)	0.35%	11/15/2043	14,950	14,950,000
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,175,320
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,680,379
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (h)(i)	6.38%	12/01/2017	3,770	4,088,678
Series 2007 A, Senior Living Facilities RB (h)(i)	6.38%	12/01/2017	8,030	8,708,776
				155,495,372

Multiple states–0.20%

Non-Profit Preferred Funding Trust I; Series 2006 A-1, RB (f)	4.22%	09/15/2037	5,000	916,733
Series 2006 A-2A, RB (f)	4.38%	09/15/2037	1,700	311,222
Series 2007 A-2-L, RB (Acquired 08/05/2014; Cost $18,103,094) (f)	4.24%	09/15/2037	44,302	8,131,845
Series 2007 A-2-T, RB (Acquired 08/05/2014-02/08/2016; Cost $13,125,502) (f)	4.37%	09/15/2037	37,335	6,895,916
				16,255,716

Nebraska–0.45%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	24,198,545
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,434,750
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,534,960
				36,168,255

Nevada–0.29%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	4,030	4,036,811
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,038,110
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/2035	2,210	1,940,667
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (h)(i)	8.00%	06/15/2019	10,300	12,427,465

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/2037	$2,185	$2,215,000
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/2020	375	403,043
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/2027	1,395	1,471,418
				23,532,514

New Hampshire–0.16%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	8,960	9,591,142
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/2031	620	707,625
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,440,371
				12,739,138

New Jersey–5.09%

Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/2044	1,000	1,041,710
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (g)	5.25%	09/15/2029	21,000	23,355,570
Series 2000 B, Special Facility RB (g)	5.63%	11/15/2030	20,000	23,047,600
Series 2003, Special Facility RB (g)	5.50%	06/01/2033	16,480	18,652,888
Series 2012, Special Facility RB (g)	5.75%	09/15/2027	34,325	39,166,541
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/2028	500	522,105
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,563,450
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/2044	3,000	2,705,130
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/2043	24,860	28,746,115
Series 2013, Private Activity RB (g)	5.63%	01/01/2052	22,695	26,457,150
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/2038	10,000	10,957,200
New Jersey (State of) Transportation Trust Fund Authority; Series 2008 A, Transportation System CAB RB (e)	0.00%	12/15/2035	7,770	3,137,759
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2032	9,035	4,352,611
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2038	63,105	21,881,028
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2039	25,140	8,278,602
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2029	6,485	3,667,916
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2030	4,245	2,282,155
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2031	10,965	5,596,865
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2036	45,555	17,492,209
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	40,195,062
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	54,925	53,320,641
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	27,125	27,401,404
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	45,235	44,051,200
				407,872,911

New Mexico–0.61%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	895	897,023
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,689,250
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	11,101,500
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,000	4,204,040
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,681,360
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (g)	6.85%	12/01/2031	3,935	3,978,954

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	$2,080	$2,082,184
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (g)	7.25%	12/01/2031	2,745	2,749,035
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds (f)	6.00%	05/01/2040	8,500	9,065,080
				48,448,426

New York–10.09%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	2,010	2,007,769
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	14,345	6,658,949
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2044	25,805	7,464,096
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,700	1,719,346
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB (h)(i)	6.00%	11/15/2016	10,900	11,169,666
Series 2006 A, RB (h)(i)	6.00%	11/15/2016	3,530	3,617,332
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,999,500
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,836,209
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,395,495
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,229,336
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	7,523	7,548,591
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	1,719,603
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,240,094
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	59,880	59,571,019
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB (a)	5.00%	10/15/2041	27,660	33,430,706
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,809,650
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(g)	5.00%	10/15/2027	15,400	18,037,096
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(g)	5.00%	10/15/2028	10,760	12,574,566
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2037	5,850	6,205,622
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (b)	5.00%	01/01/2039	5,180	5,268,992
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2047	16,470	19,318,981
Series 2014 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2046	15,050	17,794,668
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (a)	5.00%	05/01/2042	25,775	30,399,808
Subseries 2012 F-1, Future Tax Sec. RB (a)	5.00%	05/01/2039	14,000	16,494,940
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2042	17,340	20,658,529
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB (e)	0.00%	06/01/2038	190,550	51,185,541
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (a)	5.00%	03/15/2031	15,000	17,382,300
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (a)	5.00%	03/15/2045	49,100	58,901,833
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (a)	5.00%	03/15/2041	26,940	32,056,714
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, Facilities RB (INS-SGI) (b)(g)(m)	0.72%	01/01/2039	4,600	4,140,000
Subseries 1999 A-1, Facilities RB (INS-AMBAC) (b)(g)(m)	0.68%	05/01/2034	6,425	5,782,500
Subseries 2001 B-2, Facilities RB (INS-AMBAC) (b)(g)(m)	0.72%	10/01/2036	10,000	9,000,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-PNC Bank, N.A.) (j)(k)	0.40%	11/01/2046	10,350	10,350,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (j)	0.40%	11/01/2044	900	900,000
New York City Housing Development Corp.(Monteflore Medical Center); Series 1993 A, VRD Residential RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.40%	05/01/2030	5,900	5,900,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	$51,660	$58,215,138
Series 2014, Class 2, Ref. RB (f)	5.38%	11/15/2040	9,640	10,832,854
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/2044	45,000	56,358,450
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $2,121,407) (d)(f)	6.13%	02/15/2019	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (a)	5.00%	06/15/2034	20,000	22,497,600
New York State Urban Development Corp.; Series 2013 A-1, RB (a)	5.00%	03/15/2043	26,175	30,808,760
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	15,000	16,897,950
Series 2016 A, Special Facilities RB (g)	5.25%	01/01/2050	27,500	31,444,600
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (f)(g)	5.25%	11/01/2042	15,475	15,713,779
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/2037	2,500	2,506,700
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	22,370	22,038,253
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,752	5,441,963
				808,525,523

North Carolina–0.33%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (a)(h)(i)	5.25%	04/01/2018	5,015	5,421,265
Series 2008, RB (a)(h)(i)	5.25%	04/01/2018	7,836	8,470,794
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,214,213
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	924,642
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,632,039
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	3,000	3,079,530
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,301,280
				26,043,763

North Dakota–0.08%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.13%	12/01/2021	1,315	1,317,288
Series 2006, Ref. Senior Housing RB	5.30%	12/01/2034	3,255	3,257,897
Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB (h)(i)	5.25%	05/01/2017	500	520,475
Series 2007, Health Care RB (h)(i)	5.50%	05/01/2017	1,520	1,585,710
				6,681,370

Ohio–4.93%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,217,443
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	41,570,953
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	47,445	46,464,312
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	8,035	8,178,746
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	24,205	24,338,127
Series 2007 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2047	406,000	30,738,260
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	5.75%	11/01/2022	2,000	2,082,480
Series 2007 A, Health Care RB	6.00%	11/01/2027	2,000	2,074,640
Series 2007 A, Health Care RB	6.00%	11/01/2038	2,550	2,632,263
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.75%	01/01/2044	14,900	16,229,080
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (g)	5.38%	09/15/2027	4,190	4,203,492

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	$2,355	$2,394,988
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,092,640
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,699,566
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/2032	3,500	3,509,135
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,320,960
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,925	34,282,488
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,277,552
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	6,870	6,950,516
Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,459,993
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,943,131
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,229,180
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	7,261,930
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	41,296,288
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	10,930,535
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,300	1,340,742
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,561,595
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB (g)	5.60%	08/01/2032	14,765	14,770,463
Series 1998, Solid Waste Disposal RB (g)	5.65%	03/01/2033	13,000	13,024,050
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,825,347
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,319,889
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/2035	7,630	7,639,538
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,171,300
				395,031,622

Oklahoma–1.29%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	3,221,062
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/2016	575	576,662
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	7,015	7,015,281
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,599,420
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,627,668
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	8,500	9,002,435
Tulsa (City of) Municipal Airport Trust; Series 2001 B, Ref. RB (g)	5.50%	12/01/2035	15,000	16,720,200
Series 2001 C, Ref. RB (g)	5.50%	12/01/2035	40,750	45,423,210
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/2040	5,350	5,886,765
Series 2010 A, Senior Living Community RB	7.25%	11/01/2045	2,100	2,306,745
				103,379,448

Oregon–0.09%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (d)	7.50%	09/01/2027	1,600	160,000
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	250	277,722
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,234,850
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,649,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	$1,000	$1,091,450
				7,413,902

Pennsylvania–2.58%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,327,360
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,195	1,313,867
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (g)	6.13%	11/01/2034	4,300	4,382,173
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (h)(i)	7.13%	07/01/2019	2,145	2,545,429
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.38%	12/01/2016	500	508,585
Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	946,192
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB	6.25%	12/15/2027	1,000	1,052,530
Series 2007 A, RB	6.38%	12/15/2037	1,500	1,576,740
Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,398,462
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,351,401
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	8,000	8,577,120
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,165,150
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (h)(i)	5.00%	01/01/2017	8,080	8,286,444
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,070,070
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/2031	3,855	3,871,923
Series 2006, Hospital RB	5.90%	07/01/2040	4,300	4,319,006
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (l)	6.00%	09/01/2036	8,340	7,069,318
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,609,217
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	5,406	5,542,956
Series 2014 B, Conv. CAB RB (c)	7.50%	02/01/2044	1,379	470,816
Series 2014 C, RB (e)	0.00%	02/01/2044	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/2036	7,435	7,597,826
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,486,920
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	6,000	7,037,460
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace); Series 1999, Health Care RB	7.13%	10/01/2029	2,840	2,847,157
Series 2005, Health Care RB (Acquired 12/27/2005; Cost $1,380,000) (f)	6.50%	10/01/2032	1,380	1,396,312
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (a)	5.00%	06/15/2034	15,450	18,087,470
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (f)(g)	5.50%	11/01/2044	4,000	4,467,480
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (g)	5.00%	12/31/2034	10,000	11,568,600
Series 2015, RB (g)	5.00%	06/30/2042	20,760	23,555,957
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,385,386
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (g)	6.00%	06/01/2031	15,000	15,005,100
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,742
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (c)	6.00%	12/01/2037	7,000	5,096,630

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	$2,945	$2,955,455
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,580,420
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,077,630
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,134,916
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	500	556,660
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,699,695
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.50%	06/15/2033	2,000	2,135,020
Series 2013, RB (f)	6.75%	06/15/2043	8,000	8,567,440
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (g)	6.50%	01/01/2038	4,300	4,572,190
				206,484,266

Puerto Rico–0.48%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (e)	0.00%	05/15/2050	195,980	17,951,768
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2055	8,700	2,624,877
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2056	9,800	2,957,934
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2057	11,500	3,470,930
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/2035	7,585	4,958,618
Puerto Rico Sales Tax Financing Corp.; First Sr. Series 2009 C, RB	5.75%	08/01/2057	10,045	6,207,107
				38,171,234

Rhode Island–0.09%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/2020	2,245	2,246,235
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB	7.00%	05/15/2039	2,500	2,868,225
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.25%	05/15/2030	2,000	2,275,260
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	32,155
				7,421,875

South Carolina–0.29%

South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (j)	0.35%	10/01/2039	5,000	5,000,000
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/2034	1,000	1,048,800
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/2021	1,500	1,531,245
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,031,800
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,083,900
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	1,426	1,476,548
Series 2012, Ref. RB	6.00%	11/15/2042	4,777	4,928,045
Series 2012, Ref. RB	6.00%	11/15/2047	3,205	3,264,860
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	2,370	256,295
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	1,719	185,892
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	583	63,018
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	2,500	2,507,875
				23,378,278

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–0.41%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	$3,000	$3,006,060
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,598,080
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (h)(i)	9.25%	04/01/2019	12,655	15,535,025
				33,139,165

Texas–12.10%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (g)(l)	6.50%	11/01/2029	9,265	926,407
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,830,450
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,107,660
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/2034	5,060	5,144,755
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/2045	2,000	2,275,100
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (g)	7.00%	01/01/2039	3,855	3,859,086
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB	5.25%	07/01/2032	7,100	7,923,529
Series 2012, Ref. RB	5.50%	07/01/2042	13,410	14,961,001
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,590,423
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/2028	700	707,819
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	252,780
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	1,010,960
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/2041	17,500	21,242,550
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	4,250	4,953,290
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/2041	1,130	1,271,973
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015, Education RB	5.75%	08/15/2038	1,000	1,072,250
Series 2015, Education RB	5.75%	08/15/2045	6,000	6,396,660
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/2045	5,000	5,739,200
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,387,900
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (c)	5.85%	10/01/2048	17,000	14,820,090
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	49,190,081
Series 2013 B, Sub. Tier Toll RB (a)	5.25%	10/01/2051	24,405	28,501,623
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/2017	165	168,049
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	655	692,374
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,366,120
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.50%	07/01/2017	610	29,329
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.63%	01/01/2020	345	16,588
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.75%	01/01/2034	3,595	172,848
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,662,591
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	3,750	3,976,987
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.50%	11/01/2031	500	500,965
Series 2006 A, Retirement Facilities RB	5.63%	11/01/2026	5,100	5,154,825
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (d)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB (d)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB (d)	6.38%	11/15/2019	1,210	12

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

HFDC of Central Texas, Inc. (Village at Gleannloch Farms); Series 2006 A, Retirement Facilities RB (h)(i)	5.50%	02/15/2017	$4,800	$4,961,568
Series 2006 A, Retirement Facilities RB (h)(i)	5.50%	02/15/2017	15,265	15,778,820
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/2036	6,355	6,416,199
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/2033	2,500	2,538,125
Series 2008, RB	6.00%	02/15/2038	5,155	5,226,036
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (g)	6.63%	07/15/2038	14,000	16,284,100
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (g)	4.75%	07/01/2024	685	778,359
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (g)	5.00%	07/01/2029	11,750	13,165,640
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2023	6,580	7,134,826
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2024	3,670	3,977,069
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2025	6,800	7,360,116
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2026	3,000	3,245,160
Series 2011 A, Ref. First Lien Utility System RB (a)	5.25%	11/15/2031	18,360	21,614,861
Series 2015 B-1, Airport System RB (g)	5.00%	07/15/2030	15,000	17,014,350
Series 2015 B-1, Airport System RB (g)	5.00%	07/15/2035	21,545	23,907,194
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB (h)(i)	6.50%	05/15/2021	270	338,801
Series 2011, RB	6.50%	05/15/2031	230	275,531
Series 2011 A, RB (h)(i)	6.88%	05/15/2021	790	1,005,520
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/2037	1,635	1,637,273
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2008 A, RB (i)	6.25%	02/15/2017	280	289,041
Series 2008 A, RB (h)(i)	7.13%	02/15/2017	2,000	2,092,300
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (h)(i)	6.25%	08/15/2019	1,210	1,408,755
Series 2009 A, RB (h)(i)	6.38%	08/15/2019	7,225	8,440,173
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (f)	5.60%	08/15/2045	4,420	4,657,133
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2047	50,000	11,509,500
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2048	71,355	15,421,956
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2037	4,070	1,823,970
Lone Star College System; Series 2009, Limited Tax GO Bonds (a)	5.00%	08/15/2034	23,200	25,918,576
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/2026	2,500	2,529,500
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/2036	9,000	9,104,220
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/2028	500	508,415
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	406,672
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	406,640
Mission Economic Development Corp. (Natgasoline); Series 2016 A, Sr. Lien RB (f)(g)	5.75%	10/01/2031	14,000	14,815,780
Series 2016 B, Sr. Lien RB (f)(g)	5.75%	10/01/2031	14,170	14,977,832
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	5,077,723
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,644,460
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living); Series 2015 A, Retirement Community RN (f)	11.00%	09/24/2020	2,620	2,620,000
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (f)	5.50%	08/15/2035	845	878,961
Series 2015 A, Education RB (f)	5.75%	08/15/2045	1,690	1,749,657
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,250,591

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(b)	5.75%	01/01/2048	$30,545	$32,803,192
Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/2037	15,500	6,772,415
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	2,880	2,776,982
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (h)(i)	5.88%	09/01/2018	805	895,611
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/2029	570	639,021
Series 2009 A, Education RB	6.50%	08/15/2039	6,320	7,123,335
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (f)(g)(h)	7.25%	02/13/2020	71,500	73,917,415
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,659,500
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,275,756
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	6,012,400
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB (d)	7.25%	07/01/2043	6,425	4,497,371
Series 2013 A, First Mortgage RB (d)	7.38%	07/01/2048	11,995	8,396,500
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (d)	5.45%	11/15/2038	2,100	0
Series 2013, Retirement Facility RB (d)	5.75%	11/15/2039	1,730	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	6,130	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	1,323	0
Series 2013, Retirement Facility RB (d)	6.15%	11/15/2049	2,968	0
Series 2013, Retirement Facility RB (d)	6.25%	05/09/2053	673	0
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (b)(g)	5.00%	07/15/2039	10,000	10,035,500
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/2040	1,000	1,172,900
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (g)	8.00%	07/01/2038	38,610	33,755,179
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/2029	1,000	1,109,640
Series 2009, Retirement Facility RB	6.38%	11/15/2044	7,150	7,930,208
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,545,690
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,556,775
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,494,660
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.25%	02/15/2017	305	308,831
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,532,310
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,629,200
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,891,897
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	7.75%	11/15/2019	595	505,928
Series 2010 A, Retirement Facility RB	8.00%	11/15/2029	3,125	2,639,094
Series 2010 A, Retirement Facility RB	8.13%	11/15/2039	7,000	5,914,860
Series 2010 A, Retirement Facility RB	8.25%	11/15/2044	13,000	10,985,780
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	1,775	1,508,572
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,292,798
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,284,407
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	7,141,319
Series 2009 B, Retirement Facility RB (h)	7.75%	11/15/2016	1,380	1,362,957
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (g)	6.90%	07/02/2024	150	154,273

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Water Development Board; Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2028	$5,000	$5,237,900
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2029	11,425	11,965,974
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	16,300	20,500,999
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	15,000	16,873,350
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2040	1,750	2,028,530
Series 2016, Sr. Lien RB (g)	5.00%	12/31/2045	9,150	10,491,756
Series 2016, Sr. Lien RB (g)	5.00%	12/31/2050	12,750	14,563,050
Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	10,500	11,946,795
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	41,418,084
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	15,810,517
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	6.75%	06/30/2043	18,450	22,913,424
Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	4,000	5,053,200
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,086,050
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (h)(i)	6.88%	02/15/2020	1,455	1,761,918
Series 2010 A, Education RB (h)(i)	7.13%	02/15/2020	1,810	2,208,200
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (f)	7.00%	12/01/2034	3,340	3,299,152
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	2,375	2,452,235
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/2030	2,500	2,889,425
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/2033	5,300	5,438,648
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	465	515,987
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/2029	2,250	2,481,075
				969,556,425

Utah–0.30%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,200	2,219,602
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB (f)	5.35%	07/15/2017	290	293,584
Series 2007 A, Charter School RB (f)	5.63%	07/15/2037	2,700	2,718,900
Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB (h)(i)	6.75%	07/15/2016	1,340	1,376,837
Series 2008 A, Charter School RB (h)(i)	7.00%	07/15/2016	6,690	6,875,982
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,767,398
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	760,935
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,374,025
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,749,875
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/2022	770	838,022
Series 2012, RB	6.30%	07/15/2032	850	938,009
Series 2012, RB	6.55%	07/15/2042	2,000	2,222,920
				24,136,089

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont–0.00%

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/2022	$40	$40,931
Series 2002 A, RB	6.50%	06/15/2032	175	178,495
				219,426

Virgin Islands–0.06%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	5,076,270

Virginia–1.87%

Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB (n)	4.95%	03/01/2025	1,229	793,467
Series 2003 B, Special Assessment RB (n)	5.06%	03/01/2034	6,719	4,338,794
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (d)	6.25%	03/01/2037	9,500	5,223,195
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,016,900
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,519,855
New Port Community Development Authority; Series 2006, Special Assessment RB	5.50%	09/01/2026	494	246,891
Series 2006, Special Assessment RB	5.60%	09/01/2036	1,681	840,130
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,804,065
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,957,948
Series 2007, Special Obligation RB	6.45%	09/01/2037	5,065	5,296,572
The Farms of New Kent Community Development Authority; Series 2006 B, Special Assessment RB (n)	2.73%	03/01/2036	7,000	1,750,350
Series 2006 C, Special Assessment RB (n)	2.90%	03/01/2036	7,250	1,812,790
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	19,872,185
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,873,160
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	21,975	25,272,129
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	01/01/2040	45,550	50,028,021
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,704,550
				149,351,002

Washington–2.46%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	7,151,693
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,373,600
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	2,002,880
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	552,355
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,423,000
King (County of) Public Hospital District No. 4; Series 2015 A, RB	5.75%	12/01/2030	3,000	3,063,810
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,745,036
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,627,789
King (County of); Series 2011 B, Ref. Sewer RB (a)	5.00%	01/01/2034	38,540	44,455,890
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,019,260
Series 2007, RB	6.25%	12/01/2028	3,645	3,684,366
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (g)	5.00%	04/01/2030	19,500	21,005,205
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/2028	1,250	1,327,987
Series 2010, RB	5.75%	12/01/2035	6,000	6,796,380
Series 2010, RB	6.00%	12/01/2030	3,160	3,729,843

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (h)(i)	7.00%	07/01/2019	$9,145	$10,829,875
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (h)(i)	7.38%	03/01/2019	11,300	13,208,005
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/2040	3,415	3,790,855
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)	6.20%	01/01/2036	19,025	19,707,617
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (f)	7.00%	07/01/2045	2,150	2,274,055
Series 2015 A, RB (f)	7.00%	07/01/2050	1,500	1,575,915
Series 2015 B-1, TEMPS-85SM RB (f)	5.50%	01/01/2024	7,000	7,068,250
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (a)(h)(i)	5.00%	02/01/2019	18,450	20,449,611
				196,863,277

West Virginia–0.71%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/2037	5,250	5,464,620
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,348,651
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497) (f)	7.00%	06/01/2035	1,000	499,830
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,522,699
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (f)(g)	7.25%	02/01/2036	10,965	11,070,264
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,500	1,588,080
Series 2008, RB	6.50%	10/01/2038	14,000	14,777,700
Series 2008, RB	6.75%	10/01/2043	13,150	13,909,412
				57,181,256

Wisconsin–1.77%

Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (g)	5.25%	04/01/2030	4,000	4,450,880
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,785,500
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	4,000	4,215,320
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/2028	850	905,395
Series 2008, RB	7.25%	06/01/2038	1,000	1,061,430
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/2018	530	531,558
Series 1998, RB	5.75%	10/01/2028	2,485	2,489,125
Series 1998, Special Term RB	5.90%	10/01/2028	330	330,587
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,831,334
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB (h)(i)	7.25%	09/15/2019	4,000	4,735,880
Series 2009 A, RB (h)(i)	7.63%	09/15/2019	1,000	1,208,160
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2010, RB	7.00%	08/01/2033	2,000	2,058,800
Series 2012, RB	5.75%	08/01/2035	3,215	3,327,847
Series 2012, RB	5.88%	08/01/2042	2,660	2,755,707
Series 2013, RB	7.00%	08/01/2043	6,500	7,028,580
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	465	525,166
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,794,093
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,627,412
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	5,004,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	$4,000	$4,111,720
Series 2015, RB	5.75%	12/01/2045	6,660	6,858,401
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/2042	6,340	6,706,072
Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,376,750
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/2022	635	710,375
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,616,054
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,422,018
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (a)	5.00%	11/15/2039	38,800	46,582,116
				142,050,600

Wyoming–0.09%

West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,283,184
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,785,701
				7,068,885
Total Municipal Obligations (Cost $8,142,759,348)				8,763,327,926

Bonds and Notes–0.00%

Texas–0.00%

Sears Tyler Methodist Retirement Corp. Sub. Notes (Acquired 02/25/2013; Cost $0) (f)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS(q)–109.38% (Cost $8,142,759,348)				8,763,327,926
FLOATING RATE NOTE OBLIGATIONS–(10.33)%
Notes with interest and fee rates ranging from 0.92% to 1.51% at 05/31/2016 and contractual maturities of collateral ranging from 07/01/2022 to 10/01/2052 (See Note 1D)(r)				(827,735,000)
OTHER ASSETS LESS LIABILITIES–0.95%				76,140,847
NET ASSETS–100.00%				$8,011,733,773

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TAN	—Tax Anticipation Notes
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2016 was $56,039,221, which represented less than 1% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $808,570,492, which represented 10.09% of the Fund’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $18,430,779, which represented less than 1% of the Fund’s Net Assets.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(o)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2016 was $218,769, which represented less than 1% of the Fund’s Net Assets.

(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Fund’s investments with a value of $1,464,520,728 are held by TOB Trusts and serve as collateral for the $827,735,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco High Yield Municipal Fund

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$8,762,286,470	$1,041,456	$8,763,327,926
Bonds and Notes	—	—	0	0
Total Investments	$—	$8,762,286,470	$1,041,456	$8,763,327,926

Invesco High Yield Municipal Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $522,489,975 and $258,553,661, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$870,421,750
Aggregate unrealized (depreciation) of investment securities	(262,429,601)
Net unrealized appreciation of investment securities	$607,992,149
Cost of investments for tax purposes is $8,155,335,777.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	VK-ITMI-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.31%

Alabama–1.28%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2025	$1,500	$1,848,315
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2028	1,500	1,813,560
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,060,480
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	6,268,300
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/2021	2,250	2,625,840
				14,616,495

Alaska–0.26%

Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (b)(c)	5.00%	09/01/2018	245	267,810
Series 2009, RB	5.00%	09/01/2022	5	5,440
Series 2009, RB (b)(c)	5.25%	09/01/2018	390	428,477
Series 2009, RB	5.25%	09/01/2024	10	10,922
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/2019	1,000	1,123,460
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/2023	1,000	1,137,550
				2,973,659

Arizona–2.67%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	4,028,694
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,236,100
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,154,074
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,188,695
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	285	284,057
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,675	1,872,147
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	5.75%	07/01/2024	1,000	1,155,340
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,436,500
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	585	633,409
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	737,700
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (e)	6.38%	12/01/2018	242	250,151
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (b)	5.25%	12/01/2018	500	533,335
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,105,540
Tucson (City of) Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (f)	0.40%	07/15/2031	1,750	1,750,000
University Medical Center Corp.; Series 2009, Hospital RB (b)	5.25%	07/01/2017	1,000	1,049,520
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2020	700	750,610
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2021	485	525,560
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2022	570	622,691
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	825	906,675
Series 2013 B, Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	560	615,440
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,343,240

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	$1,000	$1,198,660
				30,378,138

Arkansas–0.14%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,603,980

California–9.84%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Tax-Exempt Second Sub Lien RB	5.00%	10/01/2034	5,450	6,568,067
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2030	1,000	1,246,670
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP (b)(c)	5.00%	02/01/2017	825	849,445
Series 2007, COP	5.00%	02/01/2021	1,175	1,204,669
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,705,140
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/2018	555	588,466
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/2027	7,000	7,876,610
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,560	1,728,886
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	500	542,560
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/2020	1,250	1,250,825
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(g)	1.35%	05/01/2017	4,000	4,010,840
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,428,130
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.25%	08/01/2019	1,695	1,977,540
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (d)	6.25%	11/15/2019	495	534,615
California (State of); Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (g)	1.55%	05/01/2020	2,000	2,030,920
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	5,000	6,216,000
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (h)	0.00%	06/01/2033	3,945	1,487,936
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	942,492
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,204,490
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (c)	5.00%	01/15/2020	5,000	5,467,300
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,169,900
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,190	3,216,222
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	6,000	6,039,360
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,349,160
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	519,469
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	522,697
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	447,169
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	861,841
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	613,640
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax RB	5.00%	09/01/2028	2,300	2,683,203
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,624,992
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/2018	100	105,711
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,175,610

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	$1,000	$1,208,650
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,397,986
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	08/01/2016	1,880	1,877,913
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	690,310
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	535,918
Regents of the University of California; Series 2009 O, General RB (b)(c)(i)	5.75%	05/15/2019	795	909,401
Series 2009 O, General RB (b)(c)(i)	5.75%	05/15/2019	1,185	1,355,522
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,718,775
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,176,460
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,168,480
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (e)	5.00%	07/01/2023	700	851,466
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (e)	5.00%	05/01/2023	2,000	2,340,060
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (b)(c)	6.00%	08/01/2019	1,085	1,259,262
Series 2009 D, Tax Allocation RB (b)(c)	6.25%	08/01/2019	1,000	1,168,400
Series 2011 D, Tax Allocation RB (b)(c)	6.63%	02/01/2021	500	624,145
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	865,710
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	467,483
San Jose (City of); Series 2011 A-1, Airport RB (e)	5.25%	03/01/2026	2,000	2,279,660
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/2026	3,195	3,797,226
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,192,585
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,389,240
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,272,920
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)	3.20%	06/01/2020	5,000	5,007,650
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,309,560
				112,055,357

Colorado–1.11%

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (d)	5.13%	07/01/2034	1,500	1,622,520
Series 2014, Ref. & Improvement Charter School RB (d)	4.13%	07/01/2024	500	527,410
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (d)	5.00%	12/01/2025	550	566,781
Series 2015 A, Ref. RB (d)	5.50%	12/01/2030	750	778,088
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/2022	750	839,692
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,123,400
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (i)	5.00%	08/01/2024	2,000	2,179,720
Series 2008, Unlimited Tax GO Bonds (i)	5.00%	08/01/2025	500	544,700
Denver (City & County of) Colorado; Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2027	800	1,012,984
Denver (City & County of); Series 2012 A, Airport System RB (e)	5.00%	11/15/2022	500	597,610
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2021	1,045	1,139,363
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2022	500	548,765
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.50%	06/01/2019	1,000	1,136,120
				12,617,153

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.32%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/2021	$1,000	$1,144,820
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (g)	0.82%	03/01/2018	2,500	2,490,200
				3,635,020

Delaware–0.04%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	500	503,840

District of Columbia–1.01%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,305,147
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,688,350
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/2016	2,325	2,325,000
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/2019	3,000	3,194,040
				11,512,537

Florida–4.54%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,798,527
Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	661,632
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	501,974
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	433,834
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,144,600
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,000	2,088,880
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,381,800
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (d)	7.25%	05/15/2026	1,215	1,430,116
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (d)	6.50%	05/15/2020	1,000	1,001,820
Florida (State of) Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/2019	1,235	1,239,570
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	4,925	5,947,528
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2016, Ref. Education Facility RB	5.00%	04/01/2033	1,150	1,374,859
Series 2016, Ref. Education Facility RB	5.00%	04/01/2035	3,080	3,653,003
Series 2016, Ref. Education Facility RB	5.00%	04/01/2036	1,000	1,182,270
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,334,280
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,175,090
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (d)	6.00%	06/15/2035	1,265	1,309,541
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2024	1,990	2,279,923
Series 2012, RB	5.50%	11/15/2032	1,670	1,904,334
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2024	415	496,701
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,399,100
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,214,430
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,646,800
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,396,339
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014, RB	6.00%	06/01/2021	2,640	2,768,832
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/2018	1,000	1,077,140
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	1,037,220
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	953,224
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/2022	750	781,838

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(e)	5.00%	10/01/2018	$1,000	$1,090,060
				51,705,265

Georgia–0.38%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	555	631,629
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/2020	995	997,557
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,596,540
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,100,990
				4,326,716

Guam–0.81%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.25%	12/01/2017	1,000	1,058,100
Series 2009 A, Limited Obligation RB	5.50%	12/01/2018	1,000	1,096,800
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.00%	10/01/2023	3,000	3,282,900
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2021	1,500	1,764,705
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,700	2,036,872
				9,239,377

Hawaii–1.18%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,128,540
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (e)	5.00%	08/01/2021	1,000	1,165,760
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2022	2,000	2,363,720
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2023	1,250	1,495,350
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB (i)	5.00%	07/01/2031	6,000	7,321,020
				13,474,390

Idaho–0.05%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	564,680

Illinois–12.62%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,018,130
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,500	1,675,170
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (d)	6.84%	03/15/2033	2,400	2,401,968
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (d)	7.00%	01/15/2029	1,421	1,438,295
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	889	891,531
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/2027	1,000	1,191,740
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,180,790
Series 2014 A, Ref. Second Lien RB (e)	5.00%	01/01/2023	3,000	3,562,710
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB (e)	5.00%	01/01/2029	6,000	7,070,940
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	640	640,787
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (i)	5.00%	12/01/2024	3,000	3,528,360
Series 2015 C, Limited Tax GO Green Bonds (i)	5.00%	12/01/2027	7,000	8,691,200
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,200	2,333,188
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2024	3,965	4,194,177
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,127,070

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	$1,250	$1,488,212
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	6,000	7,147,440
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,183,990
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,853,230
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,884,000
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,721,835
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2029	2,500	2,695,075
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	807,135
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,094,400
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/2017	187	189,553
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(j)	0.40%	02/01/2029	2,000	2,000,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.13%	11/01/2018	1,000	1,126,460
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,111,720
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2026	1,000	1,170,790
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,444,138
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	912,015
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2023	900	974,358
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2024	1,175	1,270,058
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2026	380	409,553
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,890	2,030,673
Illinois (State of) Finance Authority (Memorial Health System); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)(j)	0.35%	10/01/2022	690	690,000
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/2016	1,890	1,906,972
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	271	33,811
Series 2016 B, RB	5.63%	05/15/2020	1,534	1,541,047
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,656,674
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	550	582,626
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,179,380
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(h)	0.00%	12/15/2032	10,000	5,361,200
Series 2012 B, RB (i)	5.00%	12/15/2020	5,000	5,598,550
Series 2012 B, RB (i)	5.00%	06/15/2023	3,500	3,967,390
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (a)(h)	0.00%	12/15/2029	2,550	1,574,293
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (i)	5.00%	01/01/2024	12,500	15,383,125
Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2022	1,250	1,435,675
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,229,740
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,222,060
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (b)(h)	0.00%	12/01/2021	330	304,735
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	12/01/2020	2,900	2,617,076
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,413	1,454,005
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	3,000	3,511,050
Series 2010, RB	5.38%	06/01/2021	525	617,568
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,347,760
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	4,090,800

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	$3,425	$3,916,042
				143,682,270

Indiana–3.88%

Carmel (City of) Redevelopment Authority; Series 2006, RB (b)(c)	5.00%	07/01/2016	1,000	1,003,700
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB (b)(c)	5.50%	03/01/2017	325	336,567
Series 2007, Hospital RB	5.50%	03/01/2022	175	181,053
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (e)	5.25%	09/01/2028	1,980	2,295,513
Series 2014, RB (e)	5.25%	09/01/2029	3,000	3,466,200
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	365	395,967
Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	200	216,968
Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	175	189,847
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(h)	0.00%	12/01/2016	1,695	1,689,711
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (b)(c)	5.25%	01/01/2019	500	555,070
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)(e)	5.10%	01/15/2017	760	779,889
Merrillville Multi-School Building Corp.; Series 2008, First Mortgage RB	5.00%	01/15/2017	1,260	1,293,743
Series 2008, First Mortgage RB	5.00%	07/15/2017	1,285	1,345,382
Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS-NATL) (a)(h)	0.00%	01/15/2017	2,000	1,988,220
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(h)	0.00%	01/15/2018	3,000	2,934,840
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(h)	0.00%	02/15/2019	1,850	1,773,484
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2026	475	592,254
Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,226,924
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,535,112
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/2016	1,395	1,402,352
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/2019	3,200	3,395,552
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	5.88%	01/01/2024	1,430	1,673,129
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (c)	1.85%	10/01/2019	6,000	6,034,140
Series 2014, Environmental Facilities Floating Rate RB (c)(e)(g)	1.15%	12/02/2019	7,000	6,836,130
				44,141,747

Iowa–1.67%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/2023	1,000	1,080,530
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/2030	2,255	2,539,671
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	5,555	5,733,871
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	1,000	1,104,870
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,154,212
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,348,260
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,755,198
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (e)	5.50%	12/01/2025	3,095	3,334,460
				19,051,072

Kansas–0.61%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/2019	2,630	2,852,367
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,136,380

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/2016	$ 500	$501,245
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,109,620
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,309,586
				6,909,198

Kentucky–2.05%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,075,970
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,083,820
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	2,000	2,329,100
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,770,465
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,827,315
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2031	5,000	5,954,400
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	1,000	1,206,190
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	1,620	1,941,700
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	1,260	1,496,880
Paducah (City of) Electric Plant Board; Series 2009 A, RB (b)(c)	5.00%	04/01/2019	1,000	1,088,280
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2032	3,000	3,524,010
				23,298,130

Louisiana–2.63%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,178,550
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (d)(e)	7.00%	07/01/2024	2,000	1,159,980
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/2023	1,000	1,093,730
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2018	1,235	1,314,015
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	548,990
Series 2015 B, RB (e)	5.00%	01/01/2027	1,750	2,074,170
Series 2015 B, RB (e)	5.00%	01/01/2029	1,805	2,130,225
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,502,537
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	594,495
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	354,018
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,234,475
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,172,220
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	583,945
Series 2015, Water System RB	5.00%	12/01/2030	500	595,875
Series 2015, Water System RB	5.00%	12/01/2031	1,750	2,075,622
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,180,570
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,407,948
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,361,617
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,367,988
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,336,613
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,677,600
				29,945,183

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–2.09%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	$4,500	$5,458,275
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/2022	1,000	1,168,060
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/2023	335	408,516
Series 2011, RB	6.00%	07/01/2025	200	241,494
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (b)(c)	5.25%	01/01/2018	250	267,652
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2032	3,000	3,711,510
Series 2016, RB	5.00%	05/01/2033	5,595	6,894,103
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,346,260
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	2,075	2,276,545
				23,772,415

Massachusetts–0.27%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	724,815
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/2019	1,500	1,708,260
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (b)(c)	6.70%	10/15/2019	500	596,450
				3,029,525

Michigan–4.90%

Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,410	1,520,079
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	500	514,560
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,235	1,331,416
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/2024	1,000	1,078,270
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	6,108,650
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2026	9,000	10,790,550
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,849,850
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,433,850
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate Hospital RB (c)(g)	1.05%	10/15/2020	5,000	4,971,550
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (c)(g)	0.84%	12/01/2020	5,000	4,917,600
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (c)(g)	0.83%	04/02/2018	3,215	3,196,096
Traverse City Area Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2017	2,300	2,390,643
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	2,280	2,457,999
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2019	2,260	2,431,331
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (e)	5.00%	12/01/2028	2,500	2,830,325
				55,822,769

Minnesota–0.36%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (b)(c)	6.38%	11/15/2018	500	566,860
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	286,297

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	2.30%	12/01/2017	$120	$120,282
Series 2014, RB	2.60%	12/01/2018	120	120,725
Series 2014, RB	2.90%	12/01/2019	455	459,536
Series 2014, RB	3.15%	12/01/2020	620	630,211
Series 2014, RB	3.60%	12/01/2021	225	231,176
Series 2014, RB	4.00%	12/01/2022	265	276,247
Series 2014, RB	4.00%	12/01/2023	200	207,214
Series 2014, RB	4.00%	12/01/2024	175	181,647
Series 2014, RB	5.00%	12/01/2029	1,000	1,061,100
				4,141,295

Mississippi–0.28%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (f)	0.35%	12/01/2030	2,500	2,500,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	644,962
				3,144,962

Missouri–1.83%

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/2024	500	502,920
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,512,555
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/2021	525	587,050
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,196,720
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,374,560
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,314,360
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	2,500	2,643,800
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	85	87,668
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	1,100	1,260,017
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,376,840
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,837,245
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	781,837
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/2016	500	509,325
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	380,674
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,642,099
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	257,758
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/2022	540	543,353
				20,808,781

Nebraska–0.80%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,644,850
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/2022	720	793,109
Series 2012, Ref. RB	5.00%	11/01/2023	500	578,020

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/2023	$560	$622,703
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/2017	1,500	1,508,160
				9,146,842

Nevada–1.27%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,132,140
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%		150	163,725
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,405	1,496,592
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,550	1,630,491
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	398,267
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2019	1,020	1,133,689
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2020	1,000	1,139,390
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (c)(d)(e)	5.63%	06/01/2018	1,100	1,176,923
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,992,096
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (b)	6.25%	06/15/2016	1,475	1,478,275
Series 2009 A, Tax Increment Allocation RB (b)(c)	7.00%	06/15/2019	1,000	1,177,060
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds (b)(c)	4.75%	06/01/2018	1,405	1,515,236
				14,433,884

New Hampshire–0.24%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	1,000	1,021,180
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,719,510
				2,740,690

New Jersey–6.14%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (c)(e)	2.50%	12/01/2017	500	508,635
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2024	4,000	4,585,640
Monmouth (County of) Improvement Authority; Series 2007, Governmental Loan RB (b)	5.00%	12/01/2016	5	5,112
Series 2007, Governmental Loan RB (b)	5.00%	12/01/2017	10	10,637
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2016	1,005	1,024,638
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2017	1,990	2,094,495
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/2022	1,800	1,797,282
Series 2012 C, RB	5.00%	07/01/2032	475	434,188
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.00%	07/01/2021	425	489,706
Series 2013, Private Activity RB (e)	5.00%	01/01/2028	1,000	1,156,740
Series 2013, Private Activity RB (e)	5.50%	01/01/2026	1,390	1,660,508
Series 2013, Private Activity RB (e)	5.50%	01/01/2027	1,130	1,348,192
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,248,700
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,384,646
New Jersey (State of) Educational Facilities Authority (Montclair State University); Series 2016 B, Ref. RB	5.00%	07/01/2032	3,465	4,232,775
Series 2016 B, Ref. RB	5.00%	07/01/2033	2,035	2,475,801
Series 2016 B, Ref. RB	5.00%	07/01/2034	2,325	2,817,086

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2025	$1,500	$1,776,840
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,340,180
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,464,108
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,215,120
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (b)	5.25%	07/01/2020	1,000	1,161,990
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,521,120
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,000	5,504,350
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (c)(g)	1.08%	01/01/2018	2,000	1,995,140
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,000	3,618,510
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/2024	1,000	1,178,630
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023	5,000	5,569,200
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,370	6,477,653
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	2,810	2,838,634
				69,936,256

New Mexico–1.04%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,888,054
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/2017	1,310	1,314,664
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,060	2,143,224
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	385	399,880
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)(c)	6.00%	08/01/2018	1,000	1,109,970
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (c)(g)	1.04%	08/01/2019	5,000	4,959,850
				11,815,642

New York–3.39%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB (b)(c)	5.75%	11/15/2017	500	536,655
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	5.75%	07/15/2017	1,000	1,049,170
Series 2009, PILOT RB	5.75%	07/15/2019	1,000	1,119,740
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB (d)(e)	3.75%	01/01/2020	1,545	1,615,745
Series 2014, Ref. Waste Disposal RB (d)(e)	4.50%	01/01/2025	1,000	1,101,850
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (c)(g)	0.96%	11/01/2018	5,000	4,975,700
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,737,880
Metropolitan Transportation Authority; Subseries 2012 A-2, Transportation Floating Rate RB(c)(g)	0.98%	06/01/2019	5,000	4,997,450
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,102,500
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2018	200	211,136
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2019	200	217,032
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (i)	5.00%	01/15/2021	1,000	1,111,990
New York (City of); Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2028	5,000	6,255,800
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (g)	0.95%	08/01/2025	3,000	3,000,150
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	865	868,443

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Speical Facilities RB (e)	5.00%	07/01/2034	$4,000	$4,626,280
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/2020	5	5,027
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (b)(c)	4.63%	07/01/2019	1,000	1,110,920
				38,643,468

North Carolina–1.47%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (e)	5.00%	06/30/2026	1,700	1,956,870
Series 2015, RB (e)	5.00%	06/30/2027	1,215	1,388,235
Series 2015, RB (e)	5.00%	06/30/2029	1,340	1,515,245
Series 2015, RB (e)	5.00%	06/30/2030	1,405	1,588,746
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (b)	6.00%	01/01/2019	680	733,734
Series 2008 C, Power System RB (b)(c)	6.75%	01/01/2019	1,000	1,150,290
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,889,784
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/2019	250	258,212
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	6,242,800
				16,723,916

North Dakota–0.13%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/2016	105	105,278
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/2019	1,195	1,322,208
				1,427,486

Ohio–2.57%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	336,100
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,457,313
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,306,953
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,917,320
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	5.75%	01/01/2024	1,000	1,090,920
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (b)(c)	5.00%	04/01/2018	1,555	1,674,346
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,152,435
Series 2016 A, Ref. Airport System RB (INS-AGM) (a)	5.00%	01/01/2031	800	944,816
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	994,930
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,799,460
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (c)(g)	1.01%	08/01/2019	2,000	1,995,380
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	510	552,799
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (e)	5.00%	12/31/2025	1,300	1,559,090
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (c)	3.75%	12/03/2018	5,430	5,555,324
Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,000	2,116,760
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	5.88%	06/01/2016	865	865,000
				29,318,946

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.79%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/2017	$110	$113,413
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,124,369
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(e)	5.00%	06/01/2025	5,000	5,770,850
				9,008,632

Oregon–0.30%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,105,450
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2027	2,000	2,303,680
				3,409,130

Pennsylvania–4.30%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,271,170
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	500	502,445
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/2022	750	821,317
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,371,823
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	2,044,409
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	10/01/2018	700	674,758
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	10/01/2019	250	236,088
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,685	1,774,457
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/2017	175	178,971
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,264,860
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (c)(e)	2.70%	04/01/2020	4,380	4,447,102
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,600,260
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (e)	5.00%	12/31/2027	5,965	7,081,946
Series 2015, RB (e)	5.00%	12/31/2034	2,550	2,949,993
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (g)	1.55%	12/01/2019	2,000	2,012,360
Series 2014 B-1, Ref. Floating Rate RB (g)	1.38%	12/01/2021	5,000	4,967,950
Series 2015 A-2, Ref. Floating Rate RB (g)	1.05%	12/01/2018	6,455	6,457,130
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,182,960
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,178,510
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/2025	2,400	2,789,376
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,116,600
				48,924,485

Rhode Island–0.65%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,186,050
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,613,109
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,050,399
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,254,344
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,260	2,273,990
				7,377,892

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–1.41%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	$4,650	$5,360,380
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,000	1,057,950
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,254,500
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,097,480
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,096,560
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,334,175
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,844,915
				16,045,960

South Dakota–0.11%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	605	693,415
Series 2010, RB	5.00%	09/01/2022	500	569,825
				1,263,240

Tennessee–1.19%

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	839,092
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	575,155
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center); Series 2016 A, RB	5.00%	07/01/2031	1,000	1,210,170
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,377,400
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS-AGM) (a)(f)	0.37%	06/01/2042	985	985,000
Series 2008 C, RB	5.25%	06/01/2018	1,000	1,080,450
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	700,330
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/2016	125	125,995
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,609,696
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,828,752
Series 2006 C, Gas RB	5.00%	02/01/2027	150	180,858
				13,512,898

Texas–12.36%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/2024	300	311,916
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,048,690
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/2024	1,500	1,704,390
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/2023	1,240	1,343,118
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/2023	1,670	1,877,063
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,801,896
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,517,350
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,154,860
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/2018	1,500	1,620,090
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (e)	5.25%	11/01/2026	2,000	2,418,300

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2022	$150	$168,173
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	168,392
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,146
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,107,930
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,577,948
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,706,561
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2021	1,250	1,453,187
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2023	2,610	3,075,650
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,325	1,393,873
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,155,095
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (g)	1.15%	06/01/2020	2,000	1,990,440
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (c)(g)	1.16%	06/01/2020	5,000	4,989,300
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,691,685
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.00%	12/01/2018	500	575,160
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/2024	1,950	2,129,770
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	2,500	2,750,225
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	513,045
Houston (City of); Series 2011 A, Ref. Sub Lien Airport System RB (e)	5.00%	07/01/2025	1,000	1,140,430
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(g)	1.15%	06/01/2017	9,000	8,995,320
Series 2015 C, Ref. Airport System RB (e)	5.00%	07/15/2020	5,000	5,539,350
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	6,080,300
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,625,080
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/2021	615	690,571
Series 2012 A, RB	4.00%	02/15/2022	495	524,037
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (c)(g)	0.84%	08/15/2019	3,000	2,993,220
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	399,507
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,870,496
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,610,790
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,497,678
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	697,512
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (d)	4.63%	08/15/2025	1,000	1,035,980
North Texas Tollway Authority; Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/2018	875	946,225
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	134,094
Series 2014 C, Ref. Floating Rate First Tier RB (c)(g)	1.07%	01/01/2020	5,000	4,963,600
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (c)(d)(e)	7.25%	02/13/2020	2,000	2,067,620
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	205	205,363
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB (k)	6.38%	07/01/2033	500	349,990

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	$1,475	$1,763,982
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	435	486,574
Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	565	631,986
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (b)	5.00%	11/15/2017	220	233,684
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	291,374
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (b)(c)	5.75%	07/01/2016	20	20,075
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	1,045	1,096,362
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	2,680	2,277,732
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (c)(g)	0.78%	10/01/2018	5,000	4,964,900
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (b)(h)	0.00%	08/15/2018	3,280	3,207,381
Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(h)	0.00%	08/15/2018	2,420	2,354,539
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,869,300
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	12,105	15,224,822
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	3,032,250
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	590,165
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,630,624
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	2,029,624
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/2022	500	527,540
Series 2012 A, Education RB	5.00%	08/15/2027	585	613,893
				140,756,223

Utah–0.29%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (b)(h)	0.00%	07/01/2017	1,375	1,345,726
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/2021	535	627,373
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2022	505	604,455
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2023	655	783,315
				3,360,869

Vermont–0.29%

Vermont (State of) Educational & Health Buildings Financing Agency (University of Cermont Medical Center); Series 2016 A, Ref. RB	5.00%	12/01/2036	2,750	3,294,417

Virgin Islands–0.74%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2022	1,320	1,528,547
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2023	1,000	1,174,690
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,047,030
Series 2012 A, RB (d)	4.00%	10/01/2022	1,800	1,917,864
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,756,325
				8,424,456

Virginia–0.81%

Dulles Town Center Community Development Authority (Dulles Town Center); Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,215,522
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	726,089
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,529,548
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,040,060

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB (b)(c)	5.13%	05/15/2019	$1,000	$1,123,190
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/2027	2,500	2,771,675
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	535	579,838
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	198	202,411
				9,188,333

Washington–1.95%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/2025	1,000	1,182,970
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/2023	1,000	1,091,810
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,236,780
Seattle (City of); Series 2007, Ref. Solid Waste RB (b)(c)	5.00%	02/01/2017	1,555	1,600,328
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	246,931
Series 2008, Ref. & Improvement Municipal Light & Power RB (b)(c)	5.75%	04/01/2019	1,725	1,957,720
Seattle (Port of) (SEATAC Fuel Facilities LLC); Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2021	650	754,488
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2024	1,560	1,839,084
Tes Properties; Series 2009, RB (b)(c)	5.00%	06/01/2019	1,000	1,120,400
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	597,280
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/2024	1,500	1,643,400
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB (d)	4.88%	01/01/2022	2,250	2,265,255
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,802,040
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(h)	0.00%	06/01/2016	1,885	1,885,000
				22,223,486

West Virginia–0.51%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/2022	250	255,720
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (c)(e)	2.25%	09/01/2016	3,000	3,006,450
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (d)(e)	6.75%	02/01/2026	2,000	2,019,660
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	500	529,360
				5,811,190

Wisconsin–1.65%

Milwaukee (County of); Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2022	1,250	1,386,437
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2023	1,000	1,104,490
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/2021	1,370	1,439,993
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)	5.13%	08/15/2016	1,000	1,009,280
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2025	1,650	1,928,157
Series 2012, RB	5.00%	06/01/2026	1,000	1,161,570
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (e)	5.30%	09/01/2023	390	403,233
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	5,000	5,994,050
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	1,875	1,927,369

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/2022	$ 840	$890,114
Series 2015, Ref. RB	5.00%	04/01/2025	1,430	1,516,172
				18,760,865

Wyoming–0.09%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,067,400
TOTAL INVESTMENTS(l)–101.31% (Cost $1,091,732,425)				1,153,570,560
FLOATING RATE NOTE OBLIGATIONS–(2.50)%
Notes with interest and fee rates ranging from 0.93% to 1.38% at 05/31/2016 and contractual maturities of collateral ranging from 12/15/2020 to 07/01/2031 (See Note 1D)(m)				(28,525,000)
OTHER ASSETS LESS LIABILITIES–1.19%				13,595,564
NET ASSETS–100.00%				$1,138,641,124

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Ctfs.	—Certificates
FNMA	—Federal National Mortgage Association
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $42,793,433, which represented 3.76% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(h)	Zero coupon bond issued at a discount.

(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2016 represented less than 1% of the Fund’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.9%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Fund’s investments with a value of $50,590,978 are held by TOB Trusts and serve as collateral for the $28,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $84,894,126 and $19,024,090, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$64,667,310
Aggregate unrealized (depreciation) of investment securities	(2,354,188)
Net unrealized appreciation of investment securities	$62,313,122
Cost of investments for tax purposes is $1,091,257,438.

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	LTMI-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.05%

Alabama–1.40%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$ 1,750	$1,942,447
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,079,660
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)(b)	4.10%	11/03/2016	2,000	2,028,780
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/2016	2,335	2,340,791
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/2017	2,465	2,537,693
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/2018	1,985	2,081,789
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/2019	1,410	1,507,445
Series 2003 A, Ref. RB (INS-AGM) (c)	4.50%	07/01/2020	1,375	1,484,986
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB (a)	4.00%	06/01/2021	8,000	8,915,840
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/2018	3,540	3,785,924
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/2019	3,535	3,875,915
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,929,855
				34,511,125

Alaska–0.68%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (c)	5.13%	04/01/2019	1,000	1,108,710
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	882,007
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (a)(d)	5.00%	10/01/2016	1,135	1,151,809
Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,234,750
Series 2016 A, Ref. RB	5.00%	10/01/2024	1,000	1,251,180
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2018	5,250	5,724,442
Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,128,480
Series 2014 A, Unlimited Tax GO Bonds	4.00%	06/30/2017	1,520	1,574,872
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (c)	5.13%	06/01/2024	650	717,594
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	2,055,690
				16,829,534

Arizona–0.76%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	07/01/2018	1,250	1,329,787
Arizona (State of); Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/2016	3,000	3,043,800
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/2018	2,000	2,187,420
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/2019	1,000	1,127,980
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/2021	2,000	2,270,560
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/2022	2,000	2,259,780
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/2023	2,000	2,251,620
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,337,652
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	07/01/2023	1,500	1,673,955
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	554,240
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (a)(d)	5.00%	07/01/2017	750	784,950
				18,821,744

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–7.34%

Alameda (County of) Corridor Transportation Authority; Series 2016 A, Ref. Sub Lien RB	5.00%	10/01/2022	$ 1,250	$1,506,025
Series 2016 A, Ref. Tax-Exempt Sub Lien RB	5.00%	10/01/2025	1,350	1,688,661
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (a)(d)	5.00%	08/01/2019	1,520	1,718,770
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (a)(b)	1.10%	10/01/2019	9,150	9,152,196
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (a)(b)	1.00%	04/01/2020	9,000	8,940,150
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (a)(b)	0.70%	12/01/2017	9,000	8,969,490
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 D, Ref. RB (a)	5.00%	10/18/2016	6,000	6,101,820
Series 2013 B, RB (a)	5.00%	10/17/2017	10,995	11,636,338
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (d)	5.10%	02/01/2019	395	421,260
Series 2010 B, RB (a)(d)	5.50%	02/01/2020	1,250	1,451,012
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,466,383
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/2019	2,250	2,251,215
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.00%	08/15/2017	385	404,897
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.25%	08/15/2019	325	357,455
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (a)(d)	5.05%	10/01/2018	1,500	1,650,915
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (a)(b)	1.35%	05/01/2017	6,000	6,016,260
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,156,557
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,108,800
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (b)	1.40%	05/01/2019	4,000	4,033,840
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	10,000	10,509,300
Series 2016 B, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2025	10,000	12,773,900
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,002,490
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/2021	1,500	1,372,020
Golden State Tobacco Securitization Corp.; Series 2015 A, Ref. Enhanced Tobacco Settlement Asset-Backed RB	4.00%	06/01/2018	1,500	1,593,195
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,116,140
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2020	1,250	1,438,137
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,182,010
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(e)	0.00%	08/01/2025	3,000	2,433,210
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/2017	1,000	985,700
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/2020	1,000	924,640
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	598,592
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	481,410
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/2024	1,000	1,120,290
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (a)(d)	5.00%	05/15/2018	1,000	1,083,830
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,385,500
Los Angeles Municipal Improvement Corp., Series 2016 A, Ref. Lease RB	5.00%	11/01/2022	5,010	6,094,715
Series 2016 A, Ref. Lease RB	5.00%	11/01/2023	3,000	3,714,510
Series 2016 B, Ref. Lease RB	5.00%	11/01/2023	3,200	3,962,144

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (c)	5.00%	08/01/2016	$ 1,000	$1,007,490
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/2019	2,360	2,655,047
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/2020	2,530	2,850,551
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/2016	1,000	1,005,570
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,129,580
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,122,040
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	1,300	1,104,402
Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,080,960
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (c)	5.13%	07/01/2025	1,500	1,626,600
Series 2010, Ref. COP	5.00%	02/01/2017	4,000	4,092,160
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,194,940
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,633,485
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	565,770
San Diego (City of) Public Facilities Financing Authority; Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2023	1,500	1,842,645
Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,244,740
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,261,780
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (c)	4.00%	06/15/2018	450	478,247
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (c)	4.38%	01/01/2024	1,000	1,043,840
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB (a)(b)	0.78%	03/27/2018	2,000	1,998,260
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2022	1,900	1,694,059
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	2,000	1,732,220
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	1,500	1,813,710
Series 2015, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,222,380
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,179,470
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	781,131
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,821,525
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)	3.20%	06/01/2020	4,355	4,361,663
Vernon (City of); Series 2009 A, Electric System RB (a)(d)	5.13%	08/01/2019	945	1,030,957
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,055	2,291,695
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,397,580
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB (a)(d)	5.13%	09/01/2016	1,075	1,087,438
				181,155,712

Colorado–0.48%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (a)(d)	5.00%	06/01/2018	1,000	1,083,200
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (a)(d)	6.75%	12/01/2018	640	716,282
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (a)(d)	5.25%	05/15/2019	1,000	1,125,340
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	3,080,900
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (a)(d)	5.00%	12/01/2018	160	176,368
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (a)(d)	5.00%	06/01/2019	1,000	1,119,770

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	$ 1,550	$1,948,009
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,584,280
				11,834,149

Connecticut–3.17%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/2016	2,000	2,044,800
Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,677,781
Series 2015 A, Special Tax Obligation RB	3.00%	08/01/2016	11,000	11,046,420
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (c)	4.00%	07/01/2022	2,590	2,922,530
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (a)(b)	0.84%	07/01/2019	9,000	9,014,310
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 1999 U-2, RB (a)	1.00%	02/06/2019	14,000	14,011,760
Series 2015 A, Ref. RB (a)	1.38%	07/11/2018	8,000	8,077,280
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (b)	0.95%	03/01/2019	4,350	4,336,298
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,561,400
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/2018	7,000	7,686,350
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/2023	1,000	1,071,750
University of Connecticut; Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,997,296
Series 2016 A, Ref. GO Bonds	5.00%	03/15/2019	3,500	3,877,475
				78,325,450

Delaware–0.11%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/2022	1,000	1,079,220
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,650,957
				2,730,177

District of Columbia–0.21%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/2017	710	719,855
District of Columbia (Georgetown University); Series 2001 C, University RB (a)	5.25%	04/01/2023	2,000	2,179,380
Series 2011, University RB (a)	5.00%	04/01/2021	2,055	2,377,142
				5,276,377

Florida–6.51%

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,144,600
Citizens Property Insurance Corp. (High Risk Account); Series 2009 A-1, Sr. Sec. RB (INS-AGC) (c)	5.00%	06/01/2016	2,000	2,000,000
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	1,055	1,101,884
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/2017	4,000	4,168,240
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2017	5,000	5,209,750
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,527,200
Series 2015 A, Floating Rate Sr. Sec. RB (b)	1.35%	06/01/2020	5,000	4,977,600
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,588,110
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (a)	2.10%	04/11/2019	2,000	2,046,680
Series 2009, Solid Waste Disposal RB (a)	1.40%	12/01/2017	2,500	2,510,750
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	9,088,426

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/2023	$ 2,000	$2,191,340
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,886,774
Series 2010 C, Ref. Lottery RB	5.00%	07/01/2018	1,730	1,880,942
Series 2010 F, Ref. Lottery RB	5.00%	07/01/2018	2,090	2,272,352
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (c)	5.00%	07/01/2018	1,335	1,353,637
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	12,076,200
Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2017	3,025	3,167,810
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,677,702
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2017	3,275	3,429,613
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	7,113,298
Series 2016 B, Ref. Turnpike RB	5.00%	07/01/2020	5,000	5,767,850
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,730,961
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,180,480
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	10/01/2016	500	505,470
Series 2011 A, RB	4.00%	04/01/2017	500	513,325
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/2016	1,495	1,516,379
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/2020	3,050	3,451,898
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	5.00%	11/15/2016	2,000	2,040,220
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	10/01/2020	2,200	2,537,832
Series 2015, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	10/01/2021	1,700	2,004,300
Series 2015, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	10/01/2022	1,500	1,803,225
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.00%	10/01/2017	5,500	5,807,560
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/2016	1,500	1,522,995
Lakeland (City of) Department of Electric Utilities; Series 2016, Ref. Energy System RB	5.00%	10/01/2017	295	312,107
Series 2016, Ref. Energy System RB	5.00%	10/01/2018	950	1,042,739
Series 2016, Ref. Energy System RB	5.00%	10/01/2020	1,550	1,802,588
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (c)	5.00%	10/01/2028	750	828,578
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/2017	500	523,885
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (c)	5.00%	06/01/2018	1,000	1,075,530
Series 2009, Public Facilities RB (INS-AGC) (c)	5.50%	06/01/2029	2,455	2,762,317
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/2026	1,000	1,113,020
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/2029	1,000	1,113,020
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2007 B, Ref. RB (INS-AMBAC) (c)	5.25%	04/01/2020	5,000	5,750,300
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,511,352
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (a)(d)	5.00%	10/01/2018	1,500	1,644,045
Series 2008 C, Ref. Water & Sewer System RB (a)(d)	5.13%	10/01/2018	1,525	1,675,838
Series 2008 C, Ref. Water & Sewer System RB (a)(d)	5.50%	10/01/2018	1,500	1,661,340
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	18,000	22,628,520
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/2016	750	761,258
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (c)	6.25%	09/01/2027	500	545,510
				160,547,350

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–4.37%

Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-AGM) (c)	5.50%	11/01/2017	$ 5,000	$5,339,400
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	4.13%	11/01/2019	970	1,073,276
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/2017	1,500	1,591,260
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/2020	1,500	1,696,680
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/2021	1,500	1,678,095
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.25%	11/01/2027	2,000	2,658,060
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (a)	2.20%	04/02/2019	1,000	1,023,980
Series 1994, PCR (a)	2.20%	04/02/2019	4,000	4,095,920
Series 2012, PCR (a)	1.75%	06/01/2017	6,450	6,501,536
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (a)	2.40%	04/01/2020	2,000	2,059,460
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	2,440	2,647,522
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,719,000
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,712,075
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB (a)	2.35%	12/11/2020	5,000	5,147,800
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (d)	4.00%	11/15/2016	2,460	2,498,843
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/2029	2,830	3,102,954
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,263,380
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (a)(b)	1.35%	02/18/2020	7,000	6,992,160
Georgia (State of) Municipal Electric Authority; Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2022	2,250	2,676,983
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2023	1,750	2,121,910
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,339,169
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	7,000	7,332,080
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC (a)(d)	5.00%	08/01/2018	900	980,514
Series 2008, RAC	5.00%	08/01/2020	100	108,818
Series 2008, RAC (a)(d)	5.25%	08/01/2018	900	985,329
Series 2008, RAC	5.25%	08/01/2023	100	108,663
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (c)	5.25%	07/01/2029	2,000	2,225,140
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/2019	635	689,794
Series 2009, RAC	5.00%	08/01/2024	1,260	1,396,420
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (c)	3.50%	08/01/2020	2,000	2,119,180
Series 2010, RAC (INS-AGM) (c)	5.00%	08/01/2021	1,500	1,694,175
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB (a)(b)	0.68%	07/01/2017	13,500	13,485,690
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (a)	2.00%	06/13/2019	3,500	3,567,690
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/2016	1,660	1,677,679
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	2,500	2,734,650
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (INS-SGI) (c)	5.00%	08/01/2020	1,385	1,466,313
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/2021	1,490	1,587,416
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/2022	605	644,555
				107,743,569

Guam–0.33%

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/2019	1,000	1,125,180
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/2020	2,070	2,390,705
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/2022	1,460	1,749,314

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of); Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	$ 1,000	$1,122,280
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,720,395
				8,107,874

Idaho–0.32%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,120,510
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	555,795
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(c)	4.50%	04/01/2018	1,760	1,859,862
Series 2011, Ref. General RB (a)	5.25%	04/01/2021	3,675	4,276,892
				7,813,059

Illinois–5.56%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2023	1,260	1,390,977
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,145	1,278,713
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,271,040
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	440,916
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	567,760
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,143,638
Chicago (City of) (O’Hare International Airport); Series 2010 C, Third Lien General Airport RB (INS-AGC) (c)	5.25%	01/01/2021	1,025	1,170,550
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,331,710
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	6,044,250
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,811,490
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	9,122,240
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2023	2,500	2,688,200
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,308,970
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,890,640
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	4,135	4,826,000
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	3,750	4,428,225
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,145,690
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,209,488
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,607,062
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (d)	4.00%	12/01/2016	870	884,990
Series 2010 A, School Limited Tax GO Bonds (d)	4.25%	12/01/2020	555	629,892
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2019	1,000	956,600
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2020	1,000	928,370
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	1,200	1,335,444
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	498,522
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (c)	5.00%	05/15/2017	2,000	2,066,780
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (c)	5.25%	03/01/2022	1,275	1,463,369
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/2023	1,500	1,713,405
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB (a)	1.88%	08/01/2020	7,000	7,105,560
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,239,138
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (c)(e)	0.00%	12/15/2032	25,000	13,403,000
Series 2002, Dedicated State Tax Conv. CAB RB (INS-NATL) (c)(g)	5.70%	06/15/2025	4,000	4,432,600

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2017	$ 2,425	$2,481,406
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	2,195	2,287,936
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,771,350
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	2,500	2,739,500
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007, Unlimited Tax GO Bonds (a)(d)	5.00%	02/01/2017	5,795	5,965,141
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	4.38%	10/01/2021	1,020	1,064,258
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (c)	5.00%	01/01/2019	1,000	1,062,020
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	2,115,771
Series 2010, RB	5.50%	06/01/2023	1,500	1,759,425
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,804,606
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,403,920
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds (d)	5.00%	10/01/2019	625	707,850
Series 2009, Ref. Unlimited Tax GO Bonds (a)(d)	5.00%	10/01/2019	970	1,098,583
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	421,286
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	566,977
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,119,837
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds (a)(d)	5.75%	06/01/2018	240	263,431
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,298,105
				137,266,631

Indiana–1.55%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/2022	1,000	1,111,770
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	448,220
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	377,404
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	3,400	4,259,282
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	291,875
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	296,033
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (c)	5.25%	01/01/2029	1,040	1,151,873
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (c)	5.13%	01/15/2024	2,285	2,518,733
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (c)	5.00%	01/15/2022	2,470	2,603,454
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (a)	1.75%	06/01/2018	4,500	4,527,270
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (c)	5.00%	10/01/2023	400	444,104
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (a)	1.85%	10/01/2019	20,000	20,113,800
				38,143,818

Iowa–0.69%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/2028	1,825	2,052,286
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/2018	1,000	1,067,420
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/2019	500	552,435

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.00%	12/01/2016	$ 2,525	$2,574,944
Series 2009 1, RB	5.25%	12/01/2017	2,500	2,643,000
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,724,875
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,738,525
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,774,975
				17,128,460

Kansas–1.29%

Dodge City (City of); Series 2009, Sales Tax RB (a)(d)	5.00%	06/01/2019	1,000	1,119,770
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	7,377,063
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.00%	11/15/2016	1,000	1,019,830
Series 2009 D, Hospital RB	5.00%	11/15/2024	1,585	1,675,789
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	564,190
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2019	3,000	3,323,250
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,950,900
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,918,400
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/2017	2,085	2,167,441
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,778,168
				31,894,801

Kentucky–2.88%

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (h)(i)	0.40%	06/01/2037	3,250	3,250,000
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (c)	5.25%	02/01/2028	1,030	1,090,276
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	550	587,620
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,150	3,492,814
Series 2015, Ref. Hospital RB	5.00%	06/01/2016	640	640,000
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,175,537
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste Disposal RB (a)(b)	0.50%	09/01/2016	5,000	5,000,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (c)	4.00%	09/01/2016	800	806,472
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/2021	5,860	6,710,755
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/2022	4,560	5,211,943
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/2023	1,000	1,138,980
Series 2015 B, Ref. Floating Rate Power System RB (a)(b)	1.80%	09/01/2018	3,000	2,999,130
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (c)	5.00%	09/01/2026	2,000	2,412,380
Series 2015 A, Ref. Power System RB (INS-NATL) (c)	5.00%	09/01/2027	3,380	4,051,200
Series 2015 A, Ref. Power System RB (INS-NATL) (c)	5.00%	09/01/2028	2,870	3,409,560
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	5,000	5,200,550
Kentucky (State of) Turnpike Authority (Revitalization); Series 2010 A, Ref. Economic Development Road RB	5.00%	07/01/2017	3,000	3,138,300
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (a)	2.20%	08/01/2019	3,000	3,064,680
Series 2007 B, Ref. Environmental Facilities RB (a)	1.60%	06/01/2017	4,000	4,022,840
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	10,000	11,383,400

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Paducah (City of) Electric Plant Board; Series 2009 A, RB (a)(d)	5.00%	04/01/2019	$ 2,000	$2,182,360
				70,968,797

Louisiana–3.10%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (a)(d)	5.25%	01/01/2020	1,000	1,161,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/2017	1,690	1,765,847
Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/2018	1,775	1,899,765
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (c)	4.00%	04/01/2018	1,600	1,684,416
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/2018	1,555	1,643,184
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,071,810
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (c)	5.00%	10/01/2026	1,500	1,673,670
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (c)	5.00%	02/01/2029	1,000	1,114,560
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/2022	500	520,055
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (c)	5.75%	07/01/2018	355	370,663
Series 2009 A, Ref. RB	5.00%	07/01/2016	1,000	1,003,510
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,146,910
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB(a)(d)	5.00%	06/01/2017	1,000	1,043,490
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (d)	5.00%	06/01/2016	1,000	1,000,000
Series 2006 C-3, Assessment RB (INS-AGC) (c)	6.13%	06/01/2025	1,550	1,704,023
Series 2015, Ref. RB	5.00%	06/01/2018	5,000	5,390,550
Series 2015, Ref. RB (INS-AGM) (c)	5.00%	06/01/2022	12,875	15,417,555
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/2017	1,730	1,767,074
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,665,011
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,204,016
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	2,081,117
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,100,200
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	5.00%	01/01/2019	500	548,990
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	6.00%	01/01/2023	1,025	1,147,539
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (a)(d)	6.25%	06/01/2019	1,000	1,158,270
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	539,055
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	778,225
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,123,810
Series 2015, Ref. Unlimited Tax GO Bonds	4.00%	12/01/2017	750	784,042
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	595,675
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	605,115
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,227,000
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	840,812
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	486,028
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	613,945
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	304,200
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	422,849
Series 2015, Water System RB	5.00%	12/01/2023	600	724,278
Series 2015, Water System RB	5.00%	12/01/2024	750	913,665
Series 2015, Water System RB	5.00%	12/01/2025	825	1,012,465
Series 2015, Water System RB	5.00%	12/01/2026	500	608,300
Series 2015, Water System RB	5.00%	12/01/2027	750	904,627

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	$ 920	$943,258
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (a)	4.00%	06/01/2022	2,865	3,139,553
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,077,460
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,812,009
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,879,650
				76,619,996

Maine–0.11%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/2019	750	768,915
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/2020	870	891,854
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.50%	12/15/2023	950	976,173
				2,636,942

Maryland–0.23%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (a)(b)	0.84%	05/15/2018	3,000	2,998,500
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2008, RB (a)(d)	5.00%	07/01/2017	145	151,773
Series 2008, RB (a)(d)	5.00%	07/01/2017	145	151,773
Series 2008, RB	5.00%	07/01/2018	855	894,082
Series 2008, RB (INS-AGC) (c)	5.00%	07/01/2020	855	894,792
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/2016	500	501,090
				5,592,010

Massachusetts–1.53%

Massachusetts (State of) Clean Water Trust (The) (Green Bonds); Series 2016, State Revolving Fund RB	5.00%	02/01/2018	5,000	5,357,600
Series 2016, State Revolving Fund RB	5.00%	02/01/2019	4,500	4,996,755
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,751,648
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB (a)(b)	0.98%	03/30/2017	2,000	1,997,900
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (c)	4.00%	11/15/2017	730	761,594
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (a)(d)	2.25%	09/01/2016	920	923,864
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	215	230,968
Series 2015, Ref. RB	5.00%	04/15/2025	750	879,668
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (c)	5.00%	07/01/2023	1,095	1,207,960
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (a)(b)	0.95%	01/30/2018	8,795	8,794,472
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2021	500	584,135
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	712,254
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	754,681
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	671,435
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	616,085
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/2024	1,500	1,699,965
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	11/01/2016	1,860	1,886,710
				37,827,694

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–4.31%

Marquette (City of) Board of Light and Power; Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2021	$ 250	$293,070
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2022	1,435	1,716,289
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2023	400	486,252
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2024	505	619,458
Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (c)	5.00%	10/15/2023	7,150	8,029,807
Series 2009 I, Ref. RB (INS-AGC) (c)	5.25%	10/15/2024	1,040	1,175,429
Series 2009 II, RB	4.00%	10/15/2016	1,950	1,974,628
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/2021	1,180	1,330,757
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/2022	520	584,719
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,946,998
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB (a)	1.10%	08/15/2019	1,500	1,496,100
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2020	3,500	4,001,340
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2021	4,000	4,674,160
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2022	10,000	11,845,600
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,202,600
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate Hospital RB (a)(b)	0.90%	10/15/2018	9,740	9,705,618
Series 2015 D-2, Ref. Floating Rate Hospital RB (a)(b)	1.05%	10/15/2020	10,000	9,943,100
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (a)(b)	0.84%	12/01/2020	10,000	9,835,200
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,234,063
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	949,884
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB	5.00%	11/15/2019	1,500	1,648,590
Series 2009, Ref. RB	5.50%	11/15/2018	1,000	1,086,590
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB (d)	5.25%	05/15/2018	1,100	1,195,128
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/2021	1,515	1,693,103
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/2023	300	335,301
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/2024	500	559,860
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,404,580
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,677,645
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (a)(b)	0.83%	04/02/2018	5,785	5,750,984
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 V, RB (a)(d)	8.25%	09/01/2018	3,765	4,388,672
Series 2009 W, Ref. RB (d)	5.25%	08/01/2016	3,000	3,023,460
Series 2009 W, Ref. RB (d)	5.25%	08/01/2017	2,000	2,106,740
Series 2009 W, Ref. RB (d)	5.50%	08/01/2019	1,775	2,026,127
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,119,140
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	05/01/2018	1,270	1,363,840
				106,424,832

Minnesota–0.80%

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/2019	1,400	1,565,256
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/2021	1,350	1,554,525
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	841,968
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2007 B, Ref. Sub. RB (INS-NATL) (c)	5.00%	01/01/2019	2,930	3,005,125
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,105,270
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,707,255
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,448,903

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/2020	$ 1,500	$1,648,035
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/2021	1,500	1,703,775
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.00%	10/01/2016	1,000	1,011,350
Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,097,250
Series 2009 Six-X, RB (a)(d)	5.00%	04/01/2017	500	518,150
Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/2023	80	83,546
Series 2009 B, Residential RB	5.45%	07/01/2024	105	105,791
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,387,171
				19,783,370

Mississippi–0.28%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (a)(d)	4.63%	09/01/2019	1,695	1,894,908
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (c)	5.00%	07/01/2024	1,000	1,100,460
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (a)(d)	5.00%	07/01/2017	1,160	1,214,439
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/2016	1,000	1,003,410
Mississippi (State of) Development Bank; Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/2017	1,585	1,652,949
				6,866,166

Missouri–0.83%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/2017	500	507,580
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,187,600
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (f)	5.00%	03/01/2025	695	717,233
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/2025	555	572,777
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,115,410
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,346,767
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,164,150
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,184,558
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,392,647
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (c)	5.00%	07/01/2020	1,125	1,175,737
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,603,816
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (a)(d)	5.00%	01/15/2017	1,500	1,541,085
				20,509,360

Montana–0.20%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/2018	1,010	1,088,558
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,100,500
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,755,725
				4,944,783

Nebraska–0.47%

Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,737,271
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	2,420	2,822,809

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Nebraska (State of) Public Power District; Series 2016 A, Ref. RB	5.00%	01/01/2019	$ 2,000	$2,205,120
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,570	1,974,997
Series 2016 B, Ref. RB	5.00%	01/01/2019	2,685	2,960,374
				11,700,571

Nevada–2.22%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,099,719
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,406,200
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,810,992
Clark (County of); Series 2006, Limited Tax GO Bonds (a)(d)	5.00%	11/01/2016	3,090	3,147,598
Series 2006, Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/01/2021	2,145	2,186,591
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/2022	1,000	1,117,110
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/2023	4,000	4,465,840
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/2024	1,855	2,070,143
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/2025	1,500	1,673,235
Sr. Series 2010 D, Airport System RB	4.00%	07/01/2017	2,000	2,071,100
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,537,552
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/2016	500	500,000
Nevada (State of); Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	3,505	4,358,292
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	13,581,589
Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/2017	1,365	1,418,631
Series 2005 A, Hospital RB (INS-AGM) (c)	5.25%	06/01/2017	1,300	1,354,301
				54,798,893

New Hampshire–0.11%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	500	510,590
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	606,075
Series 2011, RB	5.50%	10/01/2026	510	591,039
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	245	255,437
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	155	161,890
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	600	630,036
				2,755,067

New Jersey–3.05%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/2021	1,500	1,648,200
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,438,098
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2010, Ref. RB (d)	5.00%	12/15/2016	385	394,175
Series 2010, Ref. RB	5.00%	12/15/2016	245	250,282
Series 2010, Ref. RB (d)	5.00%	12/15/2017	1,487	1,583,239
Series 2010, Ref. RB	5.00%	12/15/2017	63	66,194
New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB (d)	5.50%	06/15/2016	1,805	1,808,520
Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,927,656
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,080,130
New Jersey (State of) Educational Facilities Authority (Montclair State University); Series 2016 B, Ref. RB	5.00%	07/01/2023	1,515	1,839,437
Series 2016 B, Ref. RB	5.00%	07/01/2025	400	498,844

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AGC) (c)	5.50%	12/15/2021	$ 6,000	$6,981,300
Series 2006 A, Transportation System RB (INS-AGM) (c)	5.25%	12/15/2021	1,820	2,094,147
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,735,575
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,074,500
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,088,410
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,100,870
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	6,264,457
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,605,220
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/2020	2,000	2,201,340
Series 2009 H, RB	5.00%	01/01/2021	2,000	2,197,560
Series 2012 B, RB	5.00%	01/01/2020	3,290	3,728,425
Series 2013 D, Floating Rate RB (a)(b)	1.08%	01/01/2018	4,000	3,990,400
Series 2013 E, Floating Rate RB (a)(b)	1.08%	01/01/2018	3,000	2,992,710
Series 2014-B-3, Floating Rate RB (a)(b)	0.86%	01/01/2018	2,750	2,749,120
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	5,000	5,218,300
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,353,500
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.00%	12/01/2021	1,130	1,264,018
				75,174,627

New Mexico–0.65%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	3,955	4,114,782
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (a)(b)	1.04%	08/01/2019	12,000	11,903,640
				16,018,422

New York–8.85%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (c)	4.00%	10/01/2016	1,000	1,010,300
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	472,452
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	400,369
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (a)(b)	0.96%	11/01/2018	6,000	5,970,840
Metropolitan Transportation Authority; Series 2005 B, RB (INS-NATL) (c)	5.25%	11/15/2018	2,445	2,706,835
Subseries 2012 A-2, Transportation Floating Rate RB (a)(b)	0.98%	06/01/2019	17,000	16,991,330
Subseries 2014 D-2, SIFMA Floating Rate Transportation RB (a)(b)	0.76%	11/15/2017	8,000	7,987,040
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/2017	930	957,761
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/2019	1,585	1,743,769
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT Floating Rate RB (INS-FGIC) (b)(c)	1.72%	03/01/2025	1,025	941,688
Series 2006, PILOT Floating Rate RB (INS-FGIC) (b)(c)	1.73%	03/01/2026	2,725	2,493,947
Series 2006, PILOT Floating Rate RB (INS-FGIC) (b)(c)	1.74%	03/01/2027	5,500	4,984,595
New York (City of) Transitional Finance Authority; Series 2009 S-5, Building Aid RB	5.00%	01/15/2017	1,875	1,925,981
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	4,183,116
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	6,226,500
New York (City of); Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,273,808
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	6,207,627
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,878,722
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	11,250,200
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/2017	750	788,153
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (b)	0.95%	08/01/2025	3,250	3,250,162

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	$ 500	$556,455
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, Non State Supported Debt RB (a)(d)	5.13%	07/01/2019	2,030	2,278,005
Series 2009, RB (a)(d)	5.50%	07/01/2019	2,925	3,315,517
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2016 A, Ref. RB	5.00%	07/01/2023	3,500	4,296,565
Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,346,475
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	6,435	7,906,749
New York (State of) Dormitory Authority (Sales Tax); Series 2015 A, Ref. RB	5.00%	03/15/2019	15,000	16,705,650
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (a)(d)	5.75%	10/01/2018	1,000	1,113,820
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB	5.00%	06/15/2020	10,000	11,214,700
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010, VRD RB (i)	0.40%	11/01/2044	2,400	2,400,000
New York (State of) Power Authority; Series 2015 A, Ref. RB	5.00%	11/15/2017	3,250	3,456,310
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	14,595	16,269,046
New York State Urban Development Corp.; Series 2010 A, Personal Income Tax RB	5.00%	03/15/2019	10,000	11,134,100
Series 2010 A-1, Ref. Service Contract RB	5.00%	01/01/2018	5,785	6,170,281
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	12,287,100
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (c)	4.00%	10/01/2019	910	963,526
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	3.00%	06/01/2016	3,000	3,000,000
Series 2011 A, Asset-Backed RB	4.00%	06/01/2017	4,000	4,133,680
Triborough Bridge and Tunnel Authority; Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS-AGM) (b)(c)	0.65%	01/01/2017	8,400	8,387,904
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (b)(c)	0.75%	01/01/2018	6,500	6,485,115
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/2020	655	760,658
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/2022	500	568,120
				218,394,971

North Carolina–1.10%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 A, Ref. Health Care RB	5.00%	01/15/2019	1,000	1,026,800
Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,875,550
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (d)	6.00%	01/01/2019	205	221,199
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2022	2,000	2,418,660
Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2023	1,500	1,842,990
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (a)(b)	1.14%	12/01/2017	4,200	4,185,510
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	6,189,300
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	2,016,425
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,239,631
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (a)	4.00%	03/01/2018	2,000	2,077,220
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (c)	5.00%	06/01/2020	1,065	1,147,985
				27,241,270

Ohio–3.46%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/2018	2,010	2,149,715
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/2016	1,000	1,010,610
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,174,220
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,346,086
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2023	2,850	3,214,857

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2016	$ 1,430	$1,430,000
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2017	1,985	2,061,561
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (c)	5.25%	01/01/2021	3,980	4,594,711
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/2018	2,000	2,121,760
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/2019	2,000	2,189,520
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/2020	4,000	4,360,840
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/2023	2,000	2,175,100
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/2027	1,000	1,087,550
Series 2011 A, Airport System RB	5.00%	01/01/2017	7,605	7,778,242
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,635,095
Series 2016 A, Ref. Airport System RB (INS-AGM) (c)	5.00%	01/01/2018	340	361,753
Series 2016 A, Ref. Airport System RB (INS-AGM) (c)	5.00%	01/01/2019	425	467,211
Series 2016 A, Ref. Airport System RB (INS-AGM) (c)	5.00%	01/01/2020	450	507,600
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (a)	4.00%	08/01/2016	2,500	2,513,850
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	4.00%	12/01/2016	250	253,410
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	183,682
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	295,200
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (a)(b)	1.01%	08/01/2019	10,000	9,976,900
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,310,500
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,100,250
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,113,160
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,158,300
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (a)	3.75%	12/03/2018	3,500	3,580,780
Series 2009, Ref. PCR (a)	2.25%	09/15/2016	1,505	1,507,002
Series 2009, Ref. PCR (a)	3.10%	03/01/2019	3,000	3,015,660
Series 2009 A, RB	5.70%	08/01/2020	7,620	8,374,380
Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,200	3,386,816
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	2,069,386
				85,505,707

Oklahoma–0.36%

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,202,500
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,082,000
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/2029	1,280	1,392,486
Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	320,172
Series 2008 A, Power Supply System RB (a)(d)	5.38%	01/01/2018	250	268,060
Series 2008 A, Power Supply System RB (a)(d)	5.88%	01/01/2018	250	270,023
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,331,467
Tulsa (County of) Industrial Authority; Series 2005 A, Capital Improvements RB	4.00%	05/15/2017	1,000	1,031,420
				8,898,128

Oregon–0.46%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/2016	1,000	1,013,830
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (a)(d)	5.00%	04/01/2019	500	557,140
Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/2016	1,880	1,915,682
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/2016	1,000	1,009,660
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,137,130
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/2023	2,500	2,200,475

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2017	$ 3,400	$3,587,102
				11,421,019

Pennsylvania–4.64%

Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,895,900
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/2017	800	829,928
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2020	1,475	1,689,495
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2021	1,400	1,637,146
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/2016	500	508,665
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (h)(i)	0.40%	06/01/2037	2,000	2,000,000
Lehigh (County of) Industrial Development Authority (PPL Electric Utilities Corp.); Series 2016 A, Ref. PCR (a)	0.90%	09/01/2017	3,500	3,496,605
Series 2016 B, Ref. PCR (a)	0.90%	08/15/2017	3,725	3,721,945
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,132,430
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (a)	2.55%	06/01/2020	5,000	5,109,450
Series 1999 A, Ref. RB (a)	2.50%	04/01/2020	6,000	6,084,540
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,252,570
Series 2009, RB	5.00%	08/01/2017	1,000	1,048,760
Series 2009, RB	5.00%	08/01/2021	775	857,553
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.40%	05/01/2032	2,900	2,900,000
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	8,408,493
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (a)(d)	6.00%	06/01/2018	500	551,820
Series 2009 B, Sub. RB (a)(d)	5.00%	06/01/2019	3,550	3,980,792
Series 2009 B, Sub. RB (a)(d)	5.25%	06/01/2019	2,500	2,817,875
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,804,485
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,831,515
Series 2012 B, Floating Rate RB (b)	0.95%	12/01/2016	5,000	5,000,000
Series 2013 B, Floating Rate RB (b)	1.55%	12/01/2019	3,000	3,018,540
Series 2014 B-1, Ref. Floating Rate RB (b)	1.00%	12/01/2018	3,000	2,983,920
Series 2015 A-2, Ref. Floating Rate RB (b)	1.05%	12/01/2018	11,545	11,548,810
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (c)	4.00%	07/01/2017	1,000	1,034,550
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,669,265
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,816,920
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,304,002
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.50%	08/01/2020	2,150	2,360,485
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/2021	2,500	2,821,575
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/2022	5,000	5,636,450
Series 2009 B, Limited Tax GO Bonds (a)(d)	5.75%	07/15/2016	1,000	1,006,320
Series 2009 B, Limited Tax GO Bonds (a)(d)	6.00%	07/15/2016	1,000	1,006,620
Series 2009 B, Limited Tax GO Bonds (a)(d)	6.25%	07/15/2016	2,000	2,013,860
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (c)	5.00%	06/15/2019	1,000	1,119,220
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (d)	4.00%	09/01/2019	860	943,970
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	09/01/2019	2,245	2,440,225
Reading (City of); Series 2008, Unlimited Tax GO Bonds (a)(d)	5.63%	11/01/2018	440	490,200
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.63%	11/01/2023	1,060	1,162,099
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (a)(d)	6.00%	07/01/2020	500	597,450

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/2017	$ 620	$630,788
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,901,327
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (c)	5.50%	04/01/2024	500	551,300
				114,617,863

Rhode Island–0.53%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.13%	05/15/2027	500	567,605
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (c)	5.25%	09/15/2029	1,265	1,406,022
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,856,669
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,867,376
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,229,946
Series 2015 B, Ref. RB	2.25%	06/01/2041	4,005	4,029,791
				12,957,409

South Carolina–0.48%

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/2017	1,000	1,018,370
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,263,500
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,742,840
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	495	526,432
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,063,500
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,511,068
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (c)	4.00%	08/01/2017	1,500	1,549,740
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (c)	5.25%	04/15/2020	1,000	1,080,120
				11,755,570

South Dakota–0.33%

Rapid City (City of); Series 2009, Water RB (f)	5.00%	11/01/2021	1,170	1,319,280
Series 2009, Water RB (f)	5.00%	11/01/2024	1,620	1,826,696
Series 2009, Water RB (f)	5.00%	11/01/2025	1,650	1,860,524
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,146,140
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2016	500	509,255
Series 2009, RB	5.00%	11/01/2017	430	455,228
Series 2009, RB	5.00%	11/01/2024	1,000	1,120,690
				8,237,813

Tennessee–0.94%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (c)	4.50%	10/01/2016	2,500	2,528,550
Jackson (City of); Series 2008, Ref. Hospital Improvement RB (a)(d)	5.25%	04/01/2018	740	800,014
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	279,799
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,538,614
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	956,913
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	1,003,316
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (c)	5.00%	09/01/2017	1,000	1,052,960

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2018	$ 4,800	$ 5,221,200
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	5,141,895
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,607,668
				23,130,929

Texas–14.65%

Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	5,000	6,184,900
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/2024	1,500	1,539,735
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (d)	5.00%	05/01/2019	2,500	2,791,450
Series 2009, Ref. Waterworks System RB (a)(d)	5.00%	05/01/2019	2,500	2,791,450
Series 2009, Ref. Waterworks System RB (a)(d)	5.00%	05/01/2019	2,500	2,791,450
Series 2009, Ref. Waterworks System RB (a)(d)	5.00%	05/01/2019	2,500	2,791,450
Central Texas Regional Mobility Authority; Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2022	1,000	1,184,420
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2023	2,000	2,405,260
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	871,748
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/2022	1,100	1,236,609
Dallas (County of) Utility & Reclamation District; Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	02/15/2019	1,200	1,233,696
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.15%	02/15/2021	3,000	3,080,580
Dallas Independent School District; Series 2016 B-1, Multi-Modal School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)(b)	3.00%	02/15/2017	2,000	2,031,700
Dickinson Independent School District Series 2013, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)	1.05%	08/01/2017	5,150	5,154,326
Fort Bend Independent School District (School Building); Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)	2.00%	08/01/2017	8,000	8,104,000
Fort Worth (City of); Series 2007, Water & Sewer System RB	5.00%	02/15/2017	4,690	4,832,810
Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	8,341,960
Fort Worth Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	12,278,893
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,899,111
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,119,970
Harris (County of); Series 2015 B, Ref. Permanent Improvement Limited Tax GO Bonds	5.00%	10/01/2017	4,385	4,636,260
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,880,237
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,662,880
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (b)	1.00%	06/01/2018	1,750	1,745,625
Series 2013 B, Ref. Floating Rate Hospital RB (b)	1.10%	06/01/2019	2,065	2,061,366
Series 2014 B, Floating Rate Hospital RB (a)(b)	0.98%	12/01/2019	10,000	9,935,400
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (d)	5.00%	02/15/2017	1,700	1,752,819
Series 2009, Ref. RB (d)	5.00%	02/15/2018	2,000	2,143,940
Series 2009, Ref. RB (d)	5.00%	02/15/2019	1,000	1,109,900
Series 2009, Ref. RB (a)(d)	5.63%	02/15/2019	2,500	2,816,425
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	548,079
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,971,532
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (a)(b)	1.16%	06/01/2020	5,000	4,989,300
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (c)	5.00%	05/15/2023	1,500	1,662,855

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	$ 535	$ 599,500
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	971,502
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	4,000	4,400,360
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,712,864
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (c)	5.25%	05/15/2017	3,040	3,174,064
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2016	250	250,905
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2017	340	355,446
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	541,345
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	271,650
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (a)(b)	1.15%	06/01/2017	11,000	10,994,280
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2021	3,020	3,514,918
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	9,485,360
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	8,500	10,262,730
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2017	3,000	3,185,700
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2018	2,000	2,198,840
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2019	1,000	1,135,160
Houston Independent School District; Series 2014 A-1-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)(b)	3.00%	06/01/2016	2,570	2,570,000
Series 2014 A-2-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)	4.00%	06/01/2017	8,500	8,765,625
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)(b)	0.84%	08/15/2019	7,000	6,984,180
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	1,000	1,072,540
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	1,500	1,852,020
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (a)(d)	5.75%	08/15/2019	365	419,213
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (c)	5.00%	10/01/2027	1,230	1,330,909
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2027	5,675	4,269,019
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2020	1,940	2,222,774
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/2029	455	507,725
Series 2009, Ref. RB (a)(d)	5.25%	05/15/2019	30	33,695
Series 2009, Ref. RB (a)(d)	5.25%	05/15/2019	10	11,232
Series 2009, Ref. RB (a)(d)	5.25%	05/15/2019	5	5,616
Series 2015 D, Ref. RB	5.00%	05/15/2017	2,500	2,599,825
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/2017	2,100	2,170,686
Mansfield (City of); Series 2008, Limited Tax GO Ctfs. (a)(d)	6.13%	02/15/2018	500	545,500
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,045,690
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (c)	4.00%	04/01/2018	200	209,638
Series 2014 A, Student Housing RB (INS-AGM) (c)	4.00%	04/01/2020	325	352,180
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (c)	5.00%	12/15/2024	2,000	2,265,780
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,209,600
Series 2011 A, Ref. First Tier Floating Rate RB (a)(b)	1.20%	01/01/2019	8,000	7,951,120
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	551,280
Series 2014 C, Ref. Floating Rate First Tier RB (a)(b)	1.07%	01/01/2020	6,000	5,956,320
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,614,550
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,451,740

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)	1.75%	06/01/2022	$ 3,605	$3,596,745
Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (a)	1.65%	08/01/2018	2,250	2,278,822
Northwest Independent School District; Series 2013 A, Ref. RB (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	1,500	1,607,295
Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	2,525	3,201,245
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (a)(d)	5.25%	02/15/2019	1,000	1,116,000
Round Rock Independent School District; Series 2016, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/01/2017	1,000	1,050,250
Series 2016, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/01/2018	1,070	1,166,246
Series 2016, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/01/2019	1,500	1,688,625
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/2024	500	549,020
San Antonio (City of); Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2018	750	810,923
Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2019	250	279,328
Series 2016 A, Ref. Water System Jr. Lien RB	5.00%	05/15/2020	1,125	1,294,279
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/2022	595	667,584
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/2024	1,280	1,426,739
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2019	4,405	4,542,348
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,327,575
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (a)(b)	0.78%	10/01/2018	5,000	4,964,900
Texas (State of) Transportation Commission (State Highway Fund); Series 2014 B, Floating Rate First Tier RB (a)(b)	0.75%	04/01/2017	18,375	18,358,279
Series 2015, Ref. First Tier RB	5.00%	10/01/2019	1,000	1,132,560
Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,980,608
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/2018	3,070	2,986,956
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,788,936
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	14,620	18,388,013
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,910,375
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,396,881
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	590,165
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,437,095
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,603,260
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/2021	1,285	1,459,439
University of Texas; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,367,920
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/2022	900	983,529
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/2023	1,455	1,595,073
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	450	499,343
West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/2016	1,000	1,023,260
				361,674,833

Utah–0.17%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,802,050
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,425,070
				4,227,120

Vermont–0.04%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (a)(d)	5.00%	06/01/2018	1,000	1,083,200

Virgin Islands–0.71%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	1,225	1,371,486

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	$ 1,875	$1,982,306
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2016	1,000	1,012,650
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,047,030
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	1,077,180
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	500	553,580
Series 2010 A, Sr. Lien RB	5.00%	10/01/2016	345	349,364
Series 2010 B, Sub. Lien RB	5.00%	10/01/2025	750	828,720
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (j)	5.00%	09/01/2022	2,220	2,599,420
Series 2015, RB (j)	5.00%	09/01/2023	1,500	1,783,665
Series 2015, RB (j)	5.00%	09/01/2024	1,650	1,991,220
Series 2015, RB (j)	5.00%	09/01/2025	1,500	1,823,580
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (c)	5.00%	07/01/2022	1,000	1,129,210
				17,549,411

Virginia–1.54%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	557,145
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (h)(i)	0.40%	03/01/2038	2,400	2,400,000
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2016	2,090	2,096,124
Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,333,412
Virginia (State of) College Building Authority (21st Centrury College and Equipment Programs); Series 2015 D, Educational Facilities RB	5.00%	02/01/2021	14,720	17,280,103
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (a)(d)	5.00%	10/01/2018	1,315	1,442,239
Virginia College Building Authority Educational Facilities (Public Higher Education Financing Program); Series 2014 B, Ref. Educational Facilities RB	5.00%	09/01/2023	5,000	6,206,850
Wise (County of) Industrial Development Authority; Series 2009 A, Solid Waste & Sewage Disposal RB (a)	2.15%	09/01/2020	6,375	6,561,341
				37,877,214

Washington–4.28%

Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (a)(b)	1.10%	11/01/2018	12,500	12,514,000
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/2026	500	544,840
Series 2009, Ref. Electric System RB	5.00%	01/01/2028	300	326,904
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (c)	5.50%	11/01/2019	2,500	2,706,825
Energy Northwest (Project #1); Series 2007 C, Ref. Electric RB	5.00%	07/01/2017	3,325	3,481,608
Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	5,000	6,376,100
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	5,297,040
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (a)(b)	0.80%	12/01/2019	7,810	7,690,663
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (a)(b)	0.72%	12/01/2017	3,000	2,987,340
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,761,393
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2017	3,720	3,881,411
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,931,800
Series 2015 B-2, Municipal Light & Power Floating Rate RB (a)(b)	1.08%	11/01/2018	7,500	7,500,000
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2018	4,340	4,659,771
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,443,988

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2005 D, Solid Waste Disposal RB (j)	1.25%	11/01/2017	$ 3,000	$3,012,090
Series 2008, Solid Waste Disposal RB (j)	2.13%	06/01/2020	3,000	3,059,760
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (a)(d)	5.25%	08/01/2018	985	1,078,614
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	580,655
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/2020	1,050	1,157,352
Series 2010 A, Ref. RB	4.50%	04/01/2017	2,725	2,796,204
Series 2010 A, Ref. RB	5.00%	04/01/2019	1,810	1,979,778
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,440,794
Series 2016 C, Unlimited Tax GO Bonds	5.00%	02/01/2024	9,385	11,709,665
Series 2016 D, Unlimited Tax GO Bonds	5.00%	02/01/2023	4,580	5,612,469
				105,531,064

West Virginia–0.84%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (a)	1.63%	10/01/2018	10,000	10,067,500
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,472,189
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (a)(d)	5.38%	12/01/2018	1,200	1,307,592
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (a)(b)	0.93%	10/01/2019	4,000	3,972,560
				20,819,841

Wisconsin–0.96%

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.40%	08/15/2034	500	500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (a)	5.13%	08/15/2016	2,130	2,149,766
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/2019	750	833,595
Series 2009 C, RB	5.00%	04/01/2020	750	835,710
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.50%	10/01/2016	1,005	1,014,357
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	935,660
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,196,156
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,251,794
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	3,000	3,310,590
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB (a)	4.00%	05/30/2019	6,625	7,189,848
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2021	1,500	1,795,530
Series 2016 A, Ref. RB	5.00%	11/15/2022	1,280	1,564,698
Series 2016 A, Ref. RB	5.00%	11/15/2023	845	1,049,684
				23,627,388

Wyoming–0.17%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	5.00%	12/01/2017	1,170	1,232,841
Series 2009, RB	5.00%	12/01/2018	545	592,638
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,351,476
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,067,401
				4,244,356
TOTAL INVESTMENTS(k)–100.05% (Cost $2,392,485,898)				2,469,546,466
OTHER ASSETS LESS LIABILITIES–(0.05)%				(1,236,450)
NET ASSETS–100.00%				$2,468,310,016

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
FTA	—Federal Transit Administration
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to crossover refunding.

(g)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $14,269,735, which represented less than 1% of the Fund’s Net Assets.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.3%

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Limited Term Municipal Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $289,979,170 and $40,714,616, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$79,692,122
Aggregate unrealized (depreciation) of investment securities	(2,631,554)
Net unrealized appreciation of investment securities	$77,060,568
Cost of investments is the same for tax and financial reporting purposes.

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	VK-MINC-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.56%

Alabama–1.95%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (a)	5.00%	11/15/2046	$11,785	$14,059,741
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	2,725	3,194,436
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	2,725	3,181,247
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/2036	1,000	1,151,680
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (c)(d)	6.00%	06/01/2019	1,000	1,147,040
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	1,500	1,552,470
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (a)	5.00%	01/01/2042	10,005	11,707,151
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	903,177
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (a)	5.00%	09/01/2046	6,000	7,818,480
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,764,692
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/2022	3,000	3,321,180
				52,801,294

Alaska–1.00%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/2040	1,250	1,401,763
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,467,730
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (c)(d)	5.00%	10/01/2016	6,525	6,621,635
Series 2006 D, Ref. RB (INS-NATL) (b)	5.00%	10/01/2024	9,570	9,715,655
Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB (c)(d)	5.75%	09/01/2018	195	216,407
Series 2009, RB	5.75%	09/01/2033	5	5,506
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (c)(d)	6.00%	09/01/2019	3,180	3,693,570
Series 2009, Lease RB (INS-AGC) (b)	6.00%	09/01/2028	1,820	2,104,539
				27,226,805

Arizona–2.61%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (b)	5.50%	01/01/2038	5,000	5,338,600
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,620,400
Arizona (State of); Series 2008 A, COP (c)(d)	5.00%	03/01/2018	2,375	2,548,921
Series 2008 A, COP (c)(d)	5.00%	03/01/2018	2,420	2,597,217
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,123,200
Series 2010, RB	5.13%	05/15/2040	2,150	2,425,092
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,665	1,705,043
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,169,280
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	600	579,534
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,206,756
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/2042	1,000	1,109,950
Series 2012, Education RB	6.40%	07/01/2047	400	445,096

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	$1,095	$1,293,699
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,612,450
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,471,510
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (f)	5.25%	07/01/2019	1,000	1,083,940
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,088,230
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/2037	1,560	1,612,712
Series 2008, Water & Wastewater RB (f)	6.38%	12/01/2018	393	406,236
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,163,123
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/2041	2,000	2,317,920
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	550	619,696
Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	740	833,773
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/2025	3,000	3,312,540
Series 2009 A, Electric System RB (a)	5.00%	01/01/2028	2,000	2,207,820
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,780,983
University Medical Center Corp.; Series 2009, Hospital RB (c)(d)	6.00%	07/01/2019	1,250	1,438,675
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/2027	2,000	2,265,360
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/2029	775	858,375
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/2033	710	792,864
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,178,430
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	585,810
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (c)(d)	5.00%	07/01/2017	1,000	1,046,600
				70,839,835

Arkansas–0.37%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (b)	5.00%	03/01/2034	1,825	1,995,382
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (c)(d)	4.60%	03/01/2019	1,495	1,644,829
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,397,049
				10,037,260

California–11.54%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (b)	5.00%	12/01/2025	4,535	4,815,898
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	5,000	5,980,900
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	864,301
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/2035	310	310,505
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	40	26,892
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (b)	6.00%	04/01/2022	1,760	1,980,370
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (g)	0.00%	06/01/2046	20,000	2,801,800
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (a)(f)	4.95%	12/01/2037	7,955	8,038,448
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	5,000	5,717,750
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2038	500	560,900

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	$1,000	$1,160,810
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/2023	1,675	1,714,630
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/2028	4,000	4,071,360
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,525	1,733,559
Series 2011, RB	5.75%	01/01/2033	450	529,097
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	3,160	3,546,310
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	6,955	7,718,937
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,983,775
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,143,200
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,291,612
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (c)(d)	5.75%	08/15/2018	500	554,930
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/2032	7,000	7,068,250
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.00%	12/01/2046	6,000	6,668,220
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,690	1,971,706
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/2024	270	271,053
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	6.25%	11/15/2019	410	442,812
Series 2009, Senior Living RB (e)	6.63%	11/15/2024	2,000	2,335,440
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	4,000,325
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	291,703
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,865,650
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,957,950
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,814,560
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2029	1,585	1,090,211
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	3,270	1,673,161
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2039	1,000	430,300
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (b)	6.70%	08/01/2021	375	419,363
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (c)(d)	5.00%	10/01/2016	2,000	2,030,020
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	5,030	2,932,741
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	4,185	2,348,078
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/2028	1,000	1,029,540
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	9,205	9,280,665
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,505	12,587,033
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	8,000,080
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (b)	5.00%	08/01/2026	2,000	2,530,880
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2034	1,500	828,225
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (g)	0.00%	06/01/2036	25,000	6,477,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/2029	$2,000	$2,304,680
Long Beach Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (c)(d)	5.75%	08/01/2019	4,695	5,412,443
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	354,047
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (a)	5.25%	07/01/2038	2,000	2,173,940
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,681,515
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,362,490
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	3,260	1,692,331
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (b)	5.63%	10/01/2034	1,500	1,694,535
Oakland (Port of); Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (b)(f)	5.00%	11/01/2029	4,000	4,212,240
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/2028	2,000	2,329,980
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (b)	5.25%	08/01/2033	775	841,658
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.00%	08/01/2026	1,080	1,083,985
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2037	1,170	561,343
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2038	4,770	2,220,149
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2039	5,010	2,237,466
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2040	5,260	2,263,378
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2041	5,520	2,288,150
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (c)(d)	5.50%	08/01/2018	2,420	2,670,688
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2035	1,500	782,940
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/2035	5,000	5,125,300
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	07/01/2025	1,415	1,530,789
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	5.13%	08/01/2016	2,000	2,055,400
Regents of the University of California; Series 2009 O, General RB (a)(c)(d)	5.75%	05/15/2019	5,570	6,371,523
Series 2009 O, General RB (a)(c)(d)	5.75%	05/15/2019	8,205	9,385,700
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,864,625
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (b)	5.00%	10/01/2038	6,335	6,883,358
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,938,075
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (b)	5.50%	07/01/2034	1,500	1,633,275
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,871,986
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/2018	525	590,173
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,168,480
Series 2011, RB	6.50%	12/01/2021	2,000	2,418,220
Series 2011, RB	6.50%	12/01/2022	2,000	2,430,680
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (a)	5.25%	08/01/2033	7,500	8,520,225
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/2023	10,000	11,700,300
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(d)	6.00%	08/01/2019	1,000	1,160,610
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/2031	1,500	1,761,975
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	5,000	5,587,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Jose (City of); Series 2011 A-1, Airport RB (f)	5.25%	03/01/2026	$2,730	$3,111,736
Series 2011 A-1, Airport RB (f)	6.25%	03/01/2034	2,500	3,002,575
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (b)	5.00%	10/01/2031	5,140	5,206,666
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,942,061
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB RB (g)	0.00%	06/01/2041	5,000	1,147,500
Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	20,000	6,595,400
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (b)	5.00%	08/15/2027	5,380	5,398,023
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,250	964,838
University of California; Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	80	90,271
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	145	163,662
Series 2009 O, General RB	5.25%	05/15/2039	275	308,949
Vernon (City of); Series 2009 A, Electric System RB (c)(d)	5.13%	08/01/2019	920	1,003,683
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,080	2,319,574
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2027	7,865	5,825,841
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (b)	5.50%	09/01/2034	1,000	1,121,870
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2024	3,570	2,977,201
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (b)	5.00%	09/01/2033	1,500	1,577,415
				312,814,367

Colorado–1.68%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/2037	1,070	1,112,212
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,952,225
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	3,070,210
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,839,344
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (INS-AGC) (b)	5.13%	12/01/2030	400	435,920
Series 2009 A, Water Resource RB (INS-AGC) (b)	5.25%	12/01/2038	525	574,828
Colorado Springs (City of); Series 2002, Hospital RB (INS-AGM) (b)	5.25%	12/15/2020	3,375	3,741,795
Series 2002, Hospital RB (INS-AGM) (b)	5.25%	12/15/2021	3,530	3,913,640
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,160,920
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	08/01/2024	7,500	8,173,950
Denver (City & County of) Colorado; Series 2016 A, Ref. Dedicated Tax and Improvement RB	4.00%	08/01/2046	5,000	5,394,200
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,840,760
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/2035	5,680	5,737,141
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	500	507,695
University of Colorado; Series 2009 A, Enterprise System RB (c)(d)	5.25%	06/01/2019	1,075	1,212,707
				45,667,547

Connecticut–1.20%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/2024	1,000	1,003,700
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/2021	3,000	3,434,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2046	$1,000	$1,077,100
Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2053	1,600	1,705,616
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	5,272,050
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2026	1,000	1,135,250
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,314,403
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (b)	5.00%	07/01/2023	1,100	1,187,516
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,655,300
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB (c)(d)	5.75%	07/01/2018	975	1,075,259
Series 2007, RB (INS-NATL) (b)	5.75%	07/01/2033	25	27,328
Hamden (Town of) (Whitney Center); Series 2009 C, RB (c)	5.50%	01/01/2022	1,000	1,000,290
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,545,160
				32,433,432

Delaware–0.07%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,181,082
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	630	634,838
				1,815,920

District of Columbia–2.78%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,980	3,367,042
Series 2011, RB	6.63%	03/01/2041	1,100	1,252,251
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/2019	2,200	2,583,504
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (c)(d)	5.50%	10/01/2017	4,000	4,256,520
Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2039	10,000	12,118,600
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	11,765	11,830,531
Series 2009 A, Sec. Income Tax RB (a)	5.00%	12/01/2023	10,715	12,144,595
Series 2009 A, Sec. Income Tax RB (a)	5.25%	12/01/2027	6,860	7,813,677
Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/2024	4,285	4,853,534
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	15,065,234
				75,285,488

Florida–5.60%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	680	701,209
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,490
Broward (County of); Series 2009 A, Water & Sewer Utility RB (c)(d)	5.13%	10/01/2018	1,500	1,648,365
Series 2015 A, Airport System RB (f)	5.00%	10/01/2045	5,030	5,803,614
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,433,800
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/2026	1,000	1,177,050
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	2,500	2,952,025
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/2020	2,400	2,404,368
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,899,317
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/2020	325	345,732

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2026	$1,305	$1,376,788
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2027	1,325	1,396,696
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2028	1,440	1,516,464
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2032	2,500	2,634,725
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (d)	6.88%	10/01/2022	2,500	3,099,300
Series 2008 A, Ref. RB (c)(d)	5.00%	10/01/2018	1,840	2,016,695
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (e)	6.00%	06/15/2035	2,935	3,038,341
Florida Housing Finance Corp. (Homeowner Mortgage); Series 2008 1, RB (CEP-GNMA) (f)	5.80%	07/01/2028	630	644,912
Series 2008 1, RB (CEP-GNMA) (f)	6.00%	07/01/2039	385	394,841
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2006 C, RB (c)(d)	5.25%	11/15/2016	100	102,105
Series 2006 C, RB	5.25%	11/15/2036	3,900	3,977,103
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(f)	5.38%	10/01/2033	2,500	2,713,150
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,341,750
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (b)	5.00%	10/01/2034	500	553,155
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. Resort Tax RB	5.00%	11/15/2039	1,010	1,156,208
Series 2014, Ref. Resort Tax RB	5.00%	11/15/2044	1,045	1,192,094
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	10,485,535
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (c)(d)	5.38%	07/01/2018	1,000	1,095,090
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (b)	5.63%	06/01/2034	1,000	1,125,900
Series 2009, Public Facilities RB (INS-AGC) (b)	5.75%	06/01/2039	775	873,216
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,573,358
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/2035	3,350	3,819,837
Miami-Dade (County of) School Board; Series 2008 B, COP (c)(d)	5.25%	05/01/2018	5,000	5,424,850
Miami-Dade (County of); Series 2005 B, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/2035	2,500	2,508,850
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (b)	5.75%	10/01/2039	550	623,502
Series 2010, Water & Sewer System RB (INS-AGC) (b)	5.00%	10/01/2039	4,500	5,136,930
Series 2010 B, Aviation RB (INS-AGM) (b)	5.00%	10/01/2035	1,205	1,367,976
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2030	2,000	2,320,540
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	3,800	4,433,042
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,554,520
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (b)	5.00%	07/01/2030	625	698,813
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)	5.25%	11/15/2017	815	848,513
Series 2007, RB (c)(d)	5.88%	11/15/2017	800	859,544
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (b)	5.00%	09/01/2035	1,500	1,627,530
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)	5.35%	05/01/2018	5,200	5,601,128
Reunion East Community Development District; Series 2005, Special Assessment RB (h)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	255,010
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/2027	3,500	3,635,170
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/2022	500	521,225
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/2034	1,200	1,200,912
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/2042	18,000	18,661,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Sunrise (City of); Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/2020	$1,725	$1,971,261
Series 1998, Ref. Utility System RB (INS-AMBAC) (b)	5.00%	10/01/2028	1,150	1,250,729
Series 1998, Ref. Utility System RB (INS-AMBAC) (b)	5.20%	10/01/2022	2,275	2,487,462
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	5,129,370
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/2029	3,000	4,203,990
				151,834,602

Georgia–2.30%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (b)	5.25%	06/01/2034	1,000	1,082,620
Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB (INS-AGC) (b)	5.25%	12/01/2021	1,370	1,446,145
Series 2007, Ref. Tax Allocation RB (INS-AGC) (b)	5.25%	12/01/2022	1,000	1,054,050
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	4,810	5,462,861
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	2,500	2,506,700
Atlanta (City of); Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,169,050
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,169,050
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.25%	11/01/2034	1,500	1,684,410
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.38%	11/01/2039	1,500	1,690,620
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,748,955
Series 2010 C, Ref. General Airport RB (INS-AGM) (b)	5.25%	01/01/2030	1,500	1,748,955
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,214,420
Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/2040	18,420	21,901,564
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	676,350
Floyd (County of) Hospital Authority (Floyd Medical Center); Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2039	3,500	3,758,370
Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2043	3,550	3,799,352
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/2029	700	804,153
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (b)	5.50%	07/01/2034	1,000	1,116,220
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,207,800
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (b)	6.38%	08/01/2029	2,135	2,366,028
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	1,500	1,640,790
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM) (b)	5.50%	06/15/2035	1,020	1,164,504
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/2030	750	855,240
				62,268,207

Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (b)	5.00%	10/01/2037	1,100	1,248,775

Hawaii–0.54%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,276,400
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (f)	3.25%	01/01/2025	4,500	4,795,065
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,665,795
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,388,750
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(c)(d)	5.25%	04/01/2019	4,120	4,622,063
				14,748,073

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.40%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	$1,000	$1,129,360
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (c)(d)	6.13%	12/01/2018	655	740,897
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	500	514,725
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (c)(d)	5.25%	07/15/2018	4,230	4,626,266
Series 2008 A, Grant & RAB (c)(d)	5.25%	07/15/2018	3,485	3,811,475
				10,822,723

Illinois–14.70%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	2,250	2,290,793
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,375	1,377,915
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-AGC) (b)	5.13%	11/01/2037	3,755	3,945,566
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/2029	3,816	3,861,340
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/2042	1,400	1,406,076
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	415	293,323
Chicago (City of) (Midway Airport); Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (b)	5.00%	01/01/2021	5,925	5,947,100
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (b)	5.00%	01/01/2022	6,220	6,243,014
Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2032	5,000	5,855,550
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	2,725	3,064,589
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/2033	3,000	3,166,080
Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/2030	5,000	5,636,400
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,560	2,563,149
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (a)	5.00%	12/01/2024	15,000	17,641,800
Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/2044	12,000	14,044,080
Series 2015 C, Limited Tax GO Green Bonds (a)	5.00%	12/01/2027	6,805	8,449,088
Series 2015 C, Limited Tax GO Green Bonds (a)	5.00%	12/01/2028	4,000	4,941,360
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	3,400	3,962,632
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,363,396
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2025	4,840	5,115,057
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/2036	12,000	13,263,480
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	9,213,802
Chicago (City of); Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.38%	01/01/2017	210	212,864
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.63%	01/01/2039	145	145,434
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,344,880
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,511,145
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/2024	4,200	4,390,806
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/2025	4,400	4,599,188
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,610,850
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	3,013,304
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,045,490
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,150,212
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,482,091
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,014,860
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,503,250
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/2016	345	356,889

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2017	$2,605	$2,571,422
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2018	2,995	2,872,534
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	12/01/2020	4,050	3,654,882
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2026	2,600	2,745,600
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2027	990	1,044,321
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	606	539,413
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (b)	5.10%	03/01/2029	3,000	3,077,130
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (b)	5.85%	07/01/2019	1,110	1,114,729
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.50%	11/01/2018	1,000	1,135,410
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/2038	2,500	2,769,175
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,865	2,094,414
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,447,690
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/2032	1,000	1,196,640
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (d)	6.25%	04/15/2022	1,000	1,178,600
Series 1992 C, RB (d)	6.25%	04/15/2022	1,150	1,355,390
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	2,200	2,363,746
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,449,598
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (a)	5.38%	08/15/2024	1,000	1,114,700
Series 2009 A, RB (a)	5.75%	08/15/2030	2,000	2,308,120
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,643,582
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	203	25,382
Series 2016 B, RB	5.63%	05/15/2020	1,152	1,156,852
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,240,840
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,089,890
Series 2015, Ref. RB	5.25%	05/15/2045	1,200	1,249,548
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/2024	12,000	13,010,520
Series 1999 B, RB (INS-AGM) (b)	5.00%	05/15/2017	5,100	5,270,289
Series 1999 B, RB (INS-AGM) (b)	5.00%	05/15/2018	5,050	5,380,522
Series 1999 B, RB (INS-AGM) (b)	5.25%	05/15/2029	2,795	2,983,076
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	2,000	2,309,960
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (c)(d)	7.25%	11/01/2018	4,500	5,189,940
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,852,207
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (c)(d)	5.50%	08/01/2017	3,500	3,690,680
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,991,199
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (b)	5.38%	03/01/2035	1,000	1,115,560
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009B, VRD RB (LOC-Northern Trust Co.) (i)(j)	0.40%	02/15/2033	10,625	10,625,000
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,183,940
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,763,120
Series 2011 A, RB (INS-AGM) (b)	6.00%	08/15/2041	650	776,133
Illinois (State of) Finance Authority; Series 2009, RB	6.13%	05/15/2025	85	97,736
Series 2009, RB	6.13%	05/15/2025	2,785	3,130,089

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax Conv. CAB RB (d)(k)	5.65%	06/15/2022	$1,755	$2,035,976
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (INS-NATL) (b)(k)	5.65%	06/15/2022	18,245	20,187,180
Series 2002, Ref. Dedicated State Tax RB (c)(d)	5.40%	06/15/2017	2,465	2,609,794
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (b)	5.40%	06/15/2019	6,785	7,164,621
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,394,710
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	2,630	3,013,480
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	2,395	2,735,090
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (a)	5.00%	01/01/2038	8,000	9,154,720
Series 2015 A, RB (a)	5.00%	01/01/2040	14,190	16,728,023
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (b)	6.25%	12/15/2020	2,180	2,371,600
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,953,960
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,383,120
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,908,879
Lake County Community Unit School District No. 60 (Waukegan); Series 1999 A, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2017	2,875	2,837,941
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	12/01/2017	3,915	3,824,798
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/2017	3,000	2,987,370
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,235,272
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (b)	5.25%	04/01/2028	2,000	2,180,460
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (b)	5.50%	04/01/2026	2,000	2,205,820
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (h)	5.80%	03/01/2037	1,500	516,975
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	1,000	1,170,350
Series 2010, RB	6.00%	06/01/2028	10,000	11,922,300
Springfield (City of); Series 2015, Ref. Electic Sr. Lien RB (INS-AGM) (b)	5.00%	03/01/2040	6,990	8,093,511
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (h)	6.25%	03/01/2035	958	521,114
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,125,080
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/2042	400	418,736
				398,517,312

Indiana–3.14%

Gary/Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC-BMO Harris Bank, N.A.) (f)(i)(j)	0.45%	05/01/2036	6,765	6,765,000
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB (c)(d)	5.50%	03/01/2017	325	336,567
Series 2007, Hospital RB	5.50%	03/01/2022	175	181,053
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,661,220
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (f)	5.00%	09/01/2046	3,270	3,531,044
Series 2014, RB (f)	5.25%	09/01/2034	1,910	2,153,449
Series 2014, RB (f)	5.25%	09/01/2040	2,730	3,016,077
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,312,049
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,644,500
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (c)(d)	5.25%	05/01/2018	2,000	2,169,680

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (c)(d)	5.75%	01/01/2019	$200	$224,576
Series 2009 B, Power Supply System RB (c)(d)	6.00%	01/01/2019	3,000	3,387,750
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	11,920	14,175,026
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (d)(f)	5.10%	01/15/2017	1,500	1,539,255
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (b)(f)	5.00%	01/01/2018	500	501,830
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (b)	5.25%	01/01/2029	1,000	1,107,570
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (b)	5.25%	01/15/2027	2,815	3,082,875
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB (c)(d)	5.25%	08/01/2016	1,570	1,582,356
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	2,038,113
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,777,980
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (b)	5.40%	08/01/2017	9,850	10,366,435
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/2016	135	134,762
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/2017	225	207,972
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,848,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.50%	09/01/2027	1,500	1,543,305
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (c)(f)(l)	1.15%	12/02/2019	7,000	6,836,130
				85,124,604

Iowa–2.20%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2034	1,860	1,999,444
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/2036	7,000	7,796,320
Series 2011, Hospital RB	5.50%	06/15/2030	1,000	1,126,240
Series 2011, Hospital RB	5.63%	06/15/2031	1,500	1,694,370
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (a)(m)	5.00%	06/01/2025	5,815	6,487,330
Series 2009 A, Special Obligation RB (a)(m)	5.00%	06/01/2026	4,360	4,864,103
Series 2009 A, Special Obligation RB (a)(m)	5.00%	06/01/2027	9,300	10,363,641
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	9,215	9,511,723
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	1,165	1,246,876
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (b)	5.25%	02/15/2029	2,000	2,189,140
Series 2008 A, Health Facilities RB (c)(d)	5.25%	08/15/2019	1,500	1,703,790
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,689,812
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/2027	6,185	6,623,950
Washington (County of) Hospital; Series 2006, Hospital RB (n)	5.50%	07/01/2032	1,275	1,280,240
				59,576,979

Kansas–0.50%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,718,505
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,107,260
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,218,920
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,127,690
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,248,520
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,654,575

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (b)	5.00%	09/01/2029	$2,000	$2,201,920
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,386,146
				13,663,536

Kentucky–2.01%

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.40%	06/01/2037	11,250	11,250,000
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,251,460
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,087,630
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2033	5,070	5,473,471
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2038	4,000	4,310,120
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,977,132
Series 2015 A, Sr. RB	5.00%	01/01/2045	10,985	12,426,891
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	3,200	3,703,520
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	2,660	2,956,829
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2028	340	375,299
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (b)	5.25%	10/01/2035	6,000	6,576,600
				54,388,952

Louisiana–2.54%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	619,157
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/2018	3,020	3,070,978
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/2019	1,550	1,726,002
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB (c)(d)	5.38%	01/01/2021	400	471,804
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	1,000	1,207,220
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	2,000	2,414,440
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.00%	10/01/2025	1,000	1,128,010
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (b)	6.55%	09/01/2025	4,860	5,505,505
Series 2000 A, RB (INS-AMBAC) (b)	6.30%	07/01/2030	1,600	1,848,368
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB (c)(d)	5.38%	04/01/2019	1,000	1,124,450
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (b)	5.50%	02/01/2039	1,500	1,682,460
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,823,936
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $3,695,000) (e)(f)	7.00%	07/01/2024	3,695	2,143,063
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,344,381
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/2023	2,000	2,239,100
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	694,667
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,167,941
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,465,060
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,606,480
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,473,970
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,334,680

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/2030	$2,580	$2,953,249
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,127,000
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (b)	5.00%	04/01/2031	2,645	3,006,545
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,738,365
				68,916,831

Maryland–1.20%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	1,000	1,064,290
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,000	2,036,420
Maryland (State of) Community Development Administration; Series 2007, RB (f)	5.05%	09/01/2032	2,005	2,034,193
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	4,000	4,702,120
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,809,174
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/2030	4,250	4,932,125
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/2041	1,000	1,190,540
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,561,200
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (i)(j)	0.34%	07/01/2041	2,327	2,327,000
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,230,840
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,599,605
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,121,763
				32,609,270

Massachusetts–2.33%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (b)	5.25%	11/01/2019	3,285	3,529,141
Massachusetts (State of) College Building Authority; Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,000	1,133,210
Massachusetts (State of) Development Finance Agency (Care Group); Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,362,000
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,179,090
Series 2016 I, Ref. RB	5.00%	07/01/2038	1,870	2,201,308
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (c)(d)	5.38%	08/01/2018	2,000	2,194,160
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/2019	2,000	2,277,680
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2015, Ref. RB	5.00%	01/01/2041	5,000	5,682,750
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/2036	20,955	23,414,488
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,206,720
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/2033	750	863,340
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	431,092
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (a)(c)(d)	5.50%	07/01/2018	6,680	7,333,905
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,128,530
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2041	2,795	3,279,541
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,183,180
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,138,510
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (f)	5.10%	12/01/2027	1,685	1,719,458
				63,258,103

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–2.00%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (b)	6.25%	07/01/2036	$1,000	$1,125,490
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	578,575
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	8,000	9,379,120
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,993,360
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,562,925
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2037	2,000	2,294,460
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2027	4,000	4,761,640
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,585,309
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F,Ref. RB	4.50%	10/01/2029	4,000	4,347,080
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (f)	7.50%	01/01/2021	1,015	1,014,838
University of Michigan; Series 2015, Ref. RB	5.00%	04/01/2046	14,000	17,088,680
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (f)	5.00%	12/01/2032	1,500	1,662,885
Series 2012 B, RB (f)	5.00%	12/01/2037	1,500	1,638,915
Series 2012 D, Ref. RB (f)	5.00%	12/01/2028	2,500	2,830,325
Wyoming (City of); Series 2008, Water Supply System RB (c)(d)	5.13%	06/01/2018	1,305	1,417,073
				54,280,675

Minnesota–0.68%

Minneapolis (City of) (Fairview Health Services); Series 2008, Health Care System RB (c)(d)	6.50%	11/15/2018	815	926,451
Series 2008, Health Care System RB (INS-AGC) (b)	6.50%	11/15/2038	4,460	5,005,681
Series 2008 A, Health Care System RB (c)(d)	6.75%	11/15/2018	3,000	3,428,430
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	1,835	1,837,514
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	5.00%	02/15/2030	1,060	1,180,183
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (c)(d)	5.75%	07/01/2019	2,000	2,294,640
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (c)(d)	5.25%	11/15/2016	3,800	3,881,738
				18,554,637

Mississippi–0.05%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,279,606

Missouri–1.26%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (b)	5.00%	10/01/2039	2,000	2,219,660
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/2039	2,150	2,399,615
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/2022	1,000	1,014,160
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	7,111,807
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (n)	4.75%	03/01/2027	555	571,717
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/2027	445	457,571
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	225	232,063
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/2039	2,500	2,792,025
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	1,034,769
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2046	2,250	2,555,302
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,451,117

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	$445	$447,034
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	2,034,060
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,027,240
St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/2027	1,350	1,354,550
Series 2007, Ref. Health Facilities RB	5.00%	11/15/2035	2,600	2,604,576
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (c)(d)	6.38%	12/01/2017	500	542,265
Series 2007 A, Senior Living Facilities RB (c)(d)	6.38%	12/01/2017	1,250	1,355,662
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (b)	4.50%	02/15/2028	1,000	1,013,820
				34,219,013

Montana–0.04%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (b)	5.75%	01/01/2031	1,000	1,171,090

Nebraska–1.75%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,531,953
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/2039	4,000	4,452,240
Nebraska (State of) Public Power District; Series 2007 B, RB (c)(d)	5.00%	07/01/2017	9,820	10,280,852
Series 2007 B, RB (INS-BHAC) (b)	5.00%	01/01/2037	5,750	6,017,950
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2038	2,000	2,378,360
Series 2016 A, Ref. RB	5.00%	01/01/2039	7,340	8,707,369
Series 2016 A, Ref. RB	5.00%	01/01/2040	6,590	7,798,606
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/2039	1,000	1,097,330
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/2033	1,000	1,072,580
				47,337,240

Nevada–0.79%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,238,600
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,245,040
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/2039	5,500	6,175,895
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds (c)(d)	5.63%	07/01/2018	1,500	1,650,045
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (b)	6.50%	06/01/2017	3,000	3,172,770
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds (c)(d)	5.00%	12/15/2017	4,000	4,260,800
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/2029	800	885,632
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/2018	395	403,935
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/2027	440	446,838
				21,479,555

New Hampshire–0.54%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/2030	5,250	5,606,842
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	945	1,011,566
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,737,100
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,263,405
				14,618,913

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–4.38%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2024	$4,000	$4,585,640
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (b)(o)	8.93%	09/19/2019	1,100	1,209,384
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/2032	675	617,004
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,146,070
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,407,375
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB (c)(d)	5.25%	11/15/2016	750	765,900
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/2043	1,500	1,734,480
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2024	3,885	4,477,424
Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/2018	645	720,336
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/2034	355	388,405
Series 2009 BB, School Facilities Construction RB (c)(d)	5.00%	09/01/2019	1,750	1,977,955
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,329,160
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,102,840
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,282,750
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/2032	4,000	4,717,600
Series 2011 A, Ref. RB	5.63%	07/01/2037	4,000	4,660,640
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	8,267,000
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,107,540
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	670	693,477
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(g)	0.00%	12/15/2026	10,000	6,907,600
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,260,560
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,671,849
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,760,800
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/2036	1,000	1,092,880
Series 2009 I, RB	5.00%	01/01/2035	2,000	2,228,480
Series 2016 A, Ref. RB	5.00%	01/01/2034	7,000	8,443,190
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/2019	9,000	9,033,840
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,743,342
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	3,232,731
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,919,978
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	9,251,385
				118,737,615

New Mexico–0.38%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	2,000	2,221,240
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,665,185
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/2032	3,000	3,354,000
				10,240,425

New York–8.22%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (g)	0.00%	07/15/2035	5,000	2,216,450
Series 2009, PILOT RB	6.25%	07/15/2040	2,710	3,119,156
Series 2009, RB	6.38%	07/15/2043	1,130	1,303,805
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,849,657
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (c)(l)	0.96%	11/01/2018	2,000	1,990,280

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (b)(g)	0.00%	06/01/2017	$5,000	$4,946,250
Series 2008 A, Electric System General RB (c)(d)	5.50%	05/01/2019	5,000	5,658,250
Series 2008 A, Electric System General RB (c)(d)	6.00%	05/01/2019	5,000	5,730,050
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/2041	2,000	2,330,000
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,572,767
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,523,860
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,731,917
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2027	5,000	5,296,800
Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2037	2,500	2,651,975
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (b)	6.38%	01/01/2039	1,000	1,129,870
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (a)	5.00%	06/15/2045	28,610	33,292,313
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/2039	2,000	2,207,680
Series 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2038	5,465	6,527,396
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2028	5,570	6,229,934
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2029	4,455	4,976,012
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2030	4,455	4,964,162
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2042	12,625	15,041,173
New York (City of); Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2028	3,985	4,985,873
Subseries 2007 D-1, Unlimited Tax GO Bonds (c)(d)	5.13%	12/01/2017	1,510	1,609,298
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	1,056,162
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	2,225	2,382,152
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/2031	21,885	25,360,776
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/2032	1,000	1,155,260
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,139,040
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,166,950
New York (State of) Dormitory Authority;
Series 1986, Judicial Facilities Lease RB (d)	7.38%	07/01/2016	1,575	1,583,190
Series 2014 C, Personal Income Tax RB (a)	5.00%	03/15/2040	12,030	14,324,362
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/2028	2,000	2,215,600
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	555,040
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	10,905	12,288,735
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $ 636,422) (e)(h)	6.13%	02/15/2019	750	7
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	665	667,647
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)	5.00%	07/01/2046	5,000	5,632,650
Series 2016 A, Special Facilities RB (f)	5.25%	01/01/2050	10,000	11,434,400
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,486,592
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (d)	5.50%	01/01/2017	315	324,018
Series 1993 B, General Purpose RB (d)	5.00%	01/01/2020	1,960	2,161,174
				222,818,683

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–0.60%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (c)(d)	5.25%	04/01/2018	$5,875	$6,350,934
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	2,775	3,039,846
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB (c)(d)	5.00%	06/01/2019	1,000	1,121,030
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,099,760
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/2027	1,000	1,027,660
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/2024	2,000	2,177,680
Oak Island (Town of); Series 2009, Enterprise System RB (c)(d)	6.00%	06/01/2019	500	575,445
				16,392,355

North Dakota–0.25%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (b)	5.13%	02/15/2037	1,000	1,109,160
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,533,662
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/2026	1,000	1,001,170
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,163,880
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (b)	5.00%	04/01/2027	1,085	1,116,042
				6,923,914

Ohio–3.74%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,235,269
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,137,230
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,138,057
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	4,975	5,890,052
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2019	1,000	1,121,350
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	17,701,390
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/2024	760	829,099
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/2034	2,450	2,676,233
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (b)	5.50%	01/01/2021	2,885	3,197,128
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(g)	0.00%	11/15/2025	2,895	2,247,099
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,695,050
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	500	508,490
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,853,832
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,897,960
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	4,750	4,805,670
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/2024	1,750	1,866,410
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)	5.00%	02/01/2024	4,810	5,132,222
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,965,425
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,679,025
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	5,000	5,219,450
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	4,193,587
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (f)	5.00%	12/31/2025	2,000	2,398,600
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,379,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	$5,850	$6,191,523
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	6.10%	09/20/2049	2,845	3,020,480
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	0.70%	06/01/2016	2,140	2,140,000
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2018	1,000	1,083,830
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,102,780
				101,307,191

Oklahoma–0.91%

Grand River Dam Authority; Series 2008 A, RB (INS-BHAC) (b)	5.00%	06/01/2021	3,735	4,040,784
Series 2008 A, RB (INS-BHAC) (b)	5.00%	06/01/2022	3,735	4,043,100
Series 2008 A, RB (INS-BHAC) (b)	5.00%	06/01/2023	6,350	6,860,604
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	3,965	3,971,225
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(f)	5.00%	06/01/2025	5,000	5,770,850
				24,686,563

Oregon–0.83%

Beaverton School District; Series 2009, Limited Tax GO Bonds (c)(d)	5.00%	06/01/2019	750	840,772
Series 2009, Limited Tax GO Bonds (c)(d)	5.13%	06/01/2019	500	562,360
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,280,640
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (i)(j)	0.40%	08/01/2034	10,000	10,000,000
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,639,815
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	1,023,417
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,110,890
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,132,050
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/2033	3,500	3,820,075
				22,410,019

Pennsylvania–1.80%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (c)(d)	5.25%	03/01/2021	700	830,102
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,649,424
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	4,083,520
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,126,130
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (b)	5.20%	09/01/2035	1,000	1,109,460
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,303,266
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (b)	5.50%	10/01/2032	2,250	2,412,743
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(f)	5.50%	11/01/2044	3,300	3,685,671
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.40%	05/01/2032	1,400	1,400,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/2036	500	573,155

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	$1,850	$2,036,073
Subseries 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	4,000	4,479,080
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	4,550	5,313,672
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	2,750	3,280,145
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (k)	5.13%	12/01/2040	5,500	4,417,820
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/2030	500	558,695
Series 2009 B, Limited Tax GO Bonds (c)(d)	7.00%	07/15/2016	2,425	2,444,012
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.00%	06/01/2026	2,360	2,751,689
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/2031	2,000	2,272,640
State Public School Building Authority (Harrisburg School District); Series 2009, RB (c)(d)	5.00%	05/15/2019	335	374,868
Series 2009, RB (c)(d)	5.00%	05/15/2019	335	374,554
Series 2009, RB (INS-AGC) (b)	5.00%	11/15/2033	1,330	1,453,145
				48,929,864

Puerto Rico–0.34%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (d)(g)	0.00%	07/01/2017	9,655	9,262,331
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/2019	20	22,816
				9,285,147

Rhode Island–0.11%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	569,130
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (b)(f)	5.25%	07/01/2028	1,810	1,939,216
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.25%	05/15/2030	500	568,815
				3,077,161

South Carolina–1.91%

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (b)	4.63%	04/01/2030	1,500	1,540,110
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,404,101
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,238,700
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/2024	2,000	2,115,900
Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.00%	01/01/2030	500	571,110
Series 2011 D, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/2034	1,000	1,184,110
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.00%	02/01/2019	1,000	1,097,480
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/2029	2,000	2,190,600
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/2038	3,000	3,313,350
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,134,680
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,088,920
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,528,177
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	713	738,274
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	291	31,509
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	500	501,575
South Carolina (State of) Ports Authority; Series 2015, RB (f)	5.00%	07/01/2045	10,000	11,485,300
South Carolina (State of) Public Service Authority; Series 2008 A, RB (c)(d)	5.50%	01/01/2019	160	178,904
Series 2008 A, RB (c)(d)	5.50%	01/01/2019	1,840	2,057,396
Series 2016 A, Ref. RB	5.00%	12/01/2035	6,250	7,502,437

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (b)	5.25%	04/15/2022	$4,465	$4,808,135
				51,710,768

South Dakota–0.89%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,721,055
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,476,520
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	10,000	11,607,600
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (c)(d)	5.50%	08/01/2018	4,000	4,397,040
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/2028	140	143,025
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (d)	6.70%	09/01/2017	1,740	1,812,593
				24,157,833

Tennessee–0.59%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	1,000	1,003,480
Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,268,160
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,232,660
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,644,225
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,191,245
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center); Series 2016 A, RB	5.00%	07/01/2046	5,000	5,847,850
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	528,345
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,222,376
				15,938,341

Texas–9.80%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(h)	6.50%	11/01/2029	430	42,996
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,060,100
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (c)(d)	5.00%	03/01/2017	1,000	1,033,060
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (b)	5.00%	08/15/2039	1,020	1,102,997
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (c)(d)	5.00%	05/01/2019	1,500	1,674,870
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (d)	7.00%	05/01/2021	500	601,665
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (f)	5.95%	05/15/2033	1,100	1,201,387
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (c)(f)	5.90%	05/01/2028	1,050	1,131,144
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	5,178,420
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB (c)(d)	5.75%	01/01/2021	1,000	1,202,060
Series 2011, Sr. Lien RB (c)(d)	6.00%	01/01/2021	5,000	6,065,900
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2040	3,750	4,394,400
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,420,460
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,103,240
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.25%	08/15/2034	4,000	4,455,880

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2034	$1,250	$1,333,400
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,608,765
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (c)(d)	5.00%	02/15/2018	2,840	3,044,395
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/2023	2,000	1,774,820
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,770,470
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/2031	6,665	9,032,075
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/2031	2,920	3,270,458
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/2038	1,000	1,111,170
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB (c)(d)	5.38%	11/15/2018	825	915,527
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,236,576
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/2018	1,000	1,156,490
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/2026	3,860	4,192,655
Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/2027	3,180	3,446,039
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,852,092
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2026	8,750	6,519,362
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2027	3,600	2,556,720
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	956,357
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB (c)(d)	6.50%	05/15/2021	935	1,173,257
Series 2011, RB	6.50%	05/15/2031	805	964,358
Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	2,163,777
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (c)(d)	5.00%	02/15/2017	6,875	7,089,569
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (b)	5.25%	08/01/2035	1,000	1,151,260
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,121,060
Series 2012, Special Facilities RB (f)	5.00%	11/01/2028	2,000	2,283,220
Lower Colorado River Authority; Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	10	12,098
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,380,727
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/2036	4,000	4,046,320
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/2019	2,500	2,832,800
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,958,705
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,190,160
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,758,994
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,241,050
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/2042	2,330	2,382,821
North East Texas Reional Mobility Authority Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	5,000	5,766,050

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	$1,000	$1,104,800
Series 2008, Ref. First Tier RB (c)(d)	6.00%	01/01/2018	1,755	1,897,857
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	262,824
Series 2008, Ref. First Tier RB (INS-AGC) (b)	5.63%	01/01/2033	945	1,015,809
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	1,595	1,715,438
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	805	865,786
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	1,905	2,032,444
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	12,800	8,896,896
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2029	2,165	1,451,091
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2031	4,710	2,937,015
Series 2008 K-1, Ref. First Tier System RB (c)(d)	5.75%	01/01/2019	1,630	1,829,398
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,115,410
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (c)(d)	5.13%	02/15/2019	1,000	1,112,670
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (b)	5.30%	08/01/2031	860	968,627
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (b)	5.38%	08/01/2032	755	849,277
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (c)(e)(f)	7.25%	02/13/2020	4,000	4,135,240
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	996,302
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	705	706,248
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB (h)	6.38%	07/01/2033	1,470	1,028,971
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/2033	1,000	1,074,380
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	5.38%	09/15/2030	650	660,861
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	284,595
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	02/15/2019	105	117,240
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (b)	5.25%	02/15/2031	395	436,913
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2032	1,250	1,387,287
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2037	1,000	1,109,830
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/2029	2,000	2,219,280
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	352,835
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)	5.00%	11/15/2017	220	233,684
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	291,374
Series 2007, Retirement Facility RB (c)(d)	5.25%	11/15/2017	1,760	1,875,826
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,240	2,336,992
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,247,388
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,527,375
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (c)(d)	5.75%	07/01/2016	30	30,112
Series 2008, Ref. RB (c)(d)	6.50%	01/01/2019	875	996,336
Series 2008, Ref. RB (INS-AGC) (b)	5.75%	07/01/2018	1,690	1,773,063
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/2037	3,375	3,789,990
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2017	2,700	2,781,729
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (f)(o)	13.15%	07/02/2024	125	132,123

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	$7,670	$3,485,631
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	9,995	4,328,235
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)(c)(d)	5.00%	04/01/2018	3,650	3,928,751
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/2027	30	23,891
Series 2002 A, First Tier CAB RB (INS-BHAC) (b)(g)	0.00%	08/15/2027	970	734,911
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2025	1,610	1,800,109
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	7,535	9,476,996
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,344,620
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	7,215,169
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,109,169
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,325,708
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (f)	5.00%	12/31/2040	3,000	3,477,480
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,434,992
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	3,475	4,389,967
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,416,213
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.13%	07/01/2022	1,655	1,913,759
Series 2011, Hospital RB	5.25%	07/01/2023	2,000	2,304,320
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/2029	1,000	1,102,820
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	1,790	1,917,287
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (b)	5.38%	11/15/2024	1,300	1,329,003
				265,602,523

Utah–0.09%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (b)	5.25%	12/01/2033	710	776,648
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	600	615,702
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)	5.00%	06/15/2018	1,050	1,138,305
				2,530,655

Vermont–0.17%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,415,684
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,436,450
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (c)(d)	5.00%	06/01/2018	1,565	1,695,208
				4,547,342

Virgin Islands–0.18%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,600	4,017,492
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	750	821,678
				4,839,170

Virginia–1.44%

Hampton Roads Sanitation District; Series 2008, Wastewater RB (c)(d)	5.00%	04/01/2018	2,000	2,154,840
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.40%	03/01/2038	11,260	11,260,000
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,183,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/2018	$1,000	$1,128,320
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2027	4,465	4,950,212
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	4,920	5,658,197
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	6,735	7,408,028
Series 2012, Sr. Lien RB (f)	5.00%	01/01/2040	2,535	2,784,216
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,278,000
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	278	284,194
				39,089,197

Washington–2.20%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,117,990
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	950	982,557
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (c)(d)(f)	5.30%	06/01/2017	1,025	1,065,692
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.25%	12/01/2028	3,575	3,852,706
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. RB (c)(d)	5.00%	12/01/2016	1,840	1,881,161
Series 2006 B, Ref. RB (c)(d)	5.00%	12/01/2016	1,755	1,794,259
Series 2006 B, Ref. RB (INS-NATL) (b)	5.00%	12/01/2023	260	265,806
Series 2006 B, Ref. RB (INS-NATL) (b)	5.00%	12/01/2024	245	250,424
Seattle (City of); Series 2008, Drainage & Wastewater RB	5.00%	06/01/2025	2,450	2,647,004
Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(d)	5.75%	04/01/2019	2,000	2,269,820
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/2035	1,250	1,412,061
Series 2011, RB	6.00%	01/01/2031	1,500	1,731,255
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB (c)(d)	5.25%	08/15/2018	1,000	1,096,620
Series 2008 B, RB (c)(d)	6.00%	08/15/2019	2,000	2,318,980
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (b)	5.25%	10/01/2033	5,000	5,454,250
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.38%	10/01/2029	500	547,910
Series 2009, Ref. RB	5.63%	10/01/2040	1,500	1,665,090
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (e)	6.50%	07/01/2030	800	847,168
Series 2015 A, RB (e)	6.75%	07/01/2035	820	870,783
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/2027	1,100	1,142,999
Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)	5.00%	07/01/2017	2,250	2,355,345
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	08/01/2030	21,500	24,137,405
				59,707,285

West Virginia–0.24%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/2037	1,000	1,040,880
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/2034	250	254,613
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,169,550

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (e)(f)	6.75%	02/01/2026	$4,035	$4,074,664
				6,539,707

Wisconsin–1.29%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/2021	2,000	2,102,180
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,194,475
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (b)	5.13%	02/15/2030	1,500	1,666,500
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/2034	750	811,875
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,411,000
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,217,410
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (c)(d)	6.38%	02/15/2019	500	573,000
Series 2009, RB (c)(d)	6.63%	02/15/2019	1,000	1,152,670
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,497,969
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (f)	5.30%	09/01/2023	1,680	1,737,002
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	4,315	5,172,865
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2046	2,540	2,943,276
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,114,118
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,355	2,650,670
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	5,000	5,649,700
				34,894,710

Wyoming–0.38%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,518,000
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/2035	2,005	2,012,519
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,166,690
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/2033	2,360	2,515,972
				10,213,181
TOTAL INVESTMENTS(p)–108.56% (Cost $2,682,334,127)				2,943,420,293
FLOATING RATE NOTE OBLIGATIONS–(9.65)%
Notes with interest and fee rates ranging from 0.93% to 1.37% at 05/31/2016 and contractual maturities of collateral ranging from 05/15/2023 to 11/15/2046 (See Note 1D) (q)				(261,605,000)
OTHER ASSETS LESS LIABILITIES–1.09%				29,671,876
NET ASSETS–100.00%				$2,711,487,169

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CARS	—Convertible Auction Rate Security

CEP	—Credit Enhancement Provider

Connie Lee	—Connie Lee Insurance Co.

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

Ctfs.	—Certificates

FHA	—Federal Housing Administration

FTA	—Federal Transit Administration

GNMA	—Government National Mortgage Association

GO	—General Obligation

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

LOC	—Letter of Credit

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

VRD	—Variable Rate Demand

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $84,351,294, which represented 3.11% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $2,110,065, which represented less than 1% of the Fund’s Net Assets.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	Security subject to crossover refunding.

(o)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,341,507, which represented less than 1% of the Fund’s Net Assets.

(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.2%
Assured Guaranty Corp.	6.1
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Fund’s investments with a value of $457,515,600 are held by TOB Trusts and serve as collateral for the $261,605,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $233,527,796 and $62,690,658, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$274,909,143
Aggregate unrealized (depreciation) of investment securities	(6,500,458)
Net unrealized appreciation of investment securities	$268,408,685
Cost of investments for tax purposes is $2,675,011,608.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	VK-NYTFI-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–104.85%

New York–99.57%
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/2031	$1,000	$1,034,500
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (a)(b)	5.75%	11/15/2017	400	429,324
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (c)	5.00%	12/15/2025	500	568,615
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (a)(b)	6.25%	11/15/2020	1,000	1,224,430
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	568,785
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (d)	0.00%	07/15/2034	3,685	1,710,577
Series 2009, PILOT RB	6.25%	07/15/2040	685	788,421
Series 2009, RB	6.38%	07/15/2043	475	548,060
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,186,890
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,163,040
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	531,745
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	915	1,051,619
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (e)(f)	5.00%	01/01/2035	1,100	1,202,531
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	350	397,992
Series 2012, RB	5.00%	08/01/2042	1,750	1,957,130
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,345,240
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	683,016
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,000	1,011,380
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (g)	5.25%	05/01/2030	2,850	3,330,168
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,275	1,274,936
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	1,340	1,489,732
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	1,400	1,647,016
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,004,480
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (c)(d)	0.00%	06/01/2018	2,000	1,946,960
Series 2008 A, Electric System General RB (a)(b)	5.50%	05/01/2019	355	401,736
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	1,500	1,712,295
Series 2009 B, Dedicated Tax Fund RB (a)(b)	5.25%	11/15/2019	615	705,706
Series 2012 H, RB	5.00%	11/15/2030	750	897,930
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,212,320
Subseries 2014 D-1, Transportation RB	5.25%	11/15/2044	800	984,544
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	370	417,593
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/2036	875	1,004,929
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	959,270
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	179,631
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	8,112
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,066,096
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	826,905

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	$1,000	$1,000,810
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	746,363
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	611,827
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB	5.00%	10/15/2041	2,000	2,417,260
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (c)(e)	5.75%	12/01/2022	2,000	2,044,100
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	1,010,173
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/2037	1,300	1,379,027
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/2036	1,140	1,160,965
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,264,220
Series 2014 EE, Ref. Water & Sewer System RB	5.00%	06/15/2045	440	520,357
Subseries 2011 A-1, VRD Water & Sewer System RB (h)	0.36%	06/15/2044	1,000	1,000,000
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	547,545
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	943,160
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/2027	1,310	1,459,759
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/2039	1,000	1,103,840
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	655,904
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2028	755	844,452
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2029	605	675,755
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2030	605	674,145
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	774,675
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,169,170
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	953,827
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/2031	800	871,040
New York (City of); Series 2008, Unlimited Tax GO Bonds (a)(b)	5.50%	11/15/2018	1,440	1,603,123
Series 2008, Unlimited Tax GO Bonds	5.50%	11/15/2028	310	345,439
Subseries 2008 G-1, Unlimited Tax GO Bonds (a)(b)	6.25%	12/15/2018	390	442,892
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	11,436
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)(b)	5.00%	02/01/2018	245	262,204
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/2025	160	170,542
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB (d)	0.00%	06/01/2038	4,185	1,124,175
New York (State of) Dormitory Authority; Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	735,834
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	1,185	1,391,747
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	736,897
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,149,700
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2027	710	935,198
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2030	750	1,022,865
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2031	555	766,733
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, Non State Supported Debt RB	5.00%	10/01/2041	1,685	1,970,961
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB	5.00%	07/01/2035	4,725	4,742,482
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	1,000	1,136,470
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (c)	5.25%	07/01/2028	935	1,138,409
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (a)(b)	5.00%	07/01/2018	500	543,570
Series 2011 A, RB	5.13%	07/01/2029	500	591,345

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	$1,165	$1,367,745
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/2041	1,150	1,200,715
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,097,330
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (c)	5.50%	07/01/2023	1,250	1,566,687
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	100	102,844
Series 2007 F, RB (a)(b)	5.00%	02/15/2017	900	927,909
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (c)(e)	5.25%	02/15/2028	1,890	2,045,793
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (c)	5.00%	08/01/2029	1,000	1,002,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	984,357
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, Non State Supported Debt RB (a)(b)	5.13%	07/01/2019	1,250	1,402,712
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, Non State Supported Debt RB (a)(b)	6.00%	07/01/2020	1,500	1,797,000
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/2031	1,070	1,412,304
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (a)(b)	5.50%	05/01/2019	1,250	1,415,337
Subseries 2005 A, RB (a)(b)	5.00%	11/01/2016	750	763,800
New York (State of) Dormitory Authority (NYU Hospital Center); Series 2016 A, Ref. RB	4.00%	07/01/2040	1,300	1,411,774
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (f)	5.00%	12/01/2045	425	465,605
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB (a)(b)	5.00%	05/01/2023	20	24,463
Series 2013 A, RB	5.00%	05/01/2029	980	1,096,336
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,058,320
Series 2016, Ref. RB	5.00%	07/01/2039	500	599,770
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,423,712
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	887,344
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	1,040	1,235,083
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB (a)(b)	7.50%	10/01/2018	2,000	2,308,360
Series 2008 D, RB (a)(b)	5.75%	10/01/2018	500	556,910
Series 2009 C, RB (INS-AGC) (c)	5.00%	10/01/2024	1,500	1,673,160
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,425,973
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	548,565
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,410,932
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/2040	1,245	1,446,354
Series 2011, Ref. RB	5.00%	07/01/2031	750	856,673
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2039	630	702,330
Series 2014 A, RB	5.50%	01/01/2044	700	777,798
New York (State of) Dormitory Authority; Series 1986, Judicial Facilities Lease RB (b)	7.38%	07/01/2016	330	331,716
Series 2015 B-C, Sales Tax RB	5.00%	03/15/2041	1,000	1,206,050
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, Variable Rate Facilities RB (INS-SGI) (c)(e)(i)	0.72%	01/01/2039	1,000	900,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010, VRD RB (h)	0.40%	11/01/2044	2,700	2,700,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	862,933

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB (a)(b)	5.00%	10/01/2018	$500	$548,505
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	554,245
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,909,186
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,561,079
New York (State of) Utility Debt Securitization Authority; Series 2016 A, Ref. Restructuring RB	5.00%	12/15/2035	1,250	1,560,775
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,786,185
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	1,505	1,695,969
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/2044	415	519,750
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	1,032,325
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,599,645
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,368,503
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,138,261
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422) (f)(j)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,685,241
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (b)	5.50%	04/15/2035	310	441,868
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	819,712
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2041	1,000	1,200,540
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (e)	5.25%	01/01/2050	1,600	1,829,504
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (e)	5.00%	04/01/2029	725	832,075
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	315,981
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	06/15/2023	935	1,144,758
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	996,721
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,162,352
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (a)(b)	5.13%	07/01/2019	750	844,553
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	565	620,720
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (e)(k)	5.38%	12/01/2036	1,000	1,002,120
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (g)	5.00%	10/15/2031	2,765	3,420,692
Saratoga (County of) Water Authority; Series 2016, Ref. Water System RB	4.00%	09/01/2048	1,250	1,385,162
St. Lawrence (County of) Industrial Development Agency Civil Development Corp. (Lawrence University); Series 2016 A, Ref. RB	4.00%	07/01/2043	1,000	1,090,980
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.38%	01/01/2027	1,025	1,030,186
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,010,750
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	525,720
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	479,491
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (e)	5.00%	11/01/2036	1,000	1,096,140
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,384,775
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	287,208

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB	4.75%	11/15/2029	$200	$213,476
Series 2013 C, RB (g)	5.00%	11/15/2038	2,790	3,277,497
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,414,375
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	1,000	985,170
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (c)	5.25%	03/01/2018	200	200,816
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,110,180
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	897,172
Westchester (County of) Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,148,390
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	870	870,070
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/2045	1,000	1,171,070
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,066,650
				179,357,295

Guam–3.01%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/2029	135	151,918
Series 2009 A, Limited Obligation RB	5.75%	12/01/2034	1,250	1,399,600
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	450	501,574
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	677,271
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	828,608
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	377,036
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	623,447
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	868,005
				5,427,459

Virgin Islands–2.27%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2029	665	769,072
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	845	949,864
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,000	1,095,570
Series 2012 A, RB (f)	4.00%	10/01/2022	335	356,936
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (f)	5.00%	09/01/2030	770	908,777
				4,080,219
TOTAL INVESTMENTS(l)–104.85% (Cost $173,209,318)				188,864,973
FLOATING RATE NOTE OBLIGATIONS–(4.69)% Notes with interest and fee rates ranging from 0.93% to 0.97% at 05/31/2016 and contractual maturites of collateral ranging from 01/15/2027 to 01/15/2039 (See Note 1D)(m)				(8,450,000)
OTHER ASSETS LESS LIABILITIES–(0.16)%				(284,657)
NET ASSETS–100.00%				$180,130,316

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	NATL	—	National Public Finance Guarantee Corp.

AGC	—	Assured Guaranty Corp.	PILOT	—	Payment-in-Lieu-of-Tax

AGM	—	Assured Guaranty Municipal Corp.	RB	—	Revenue Bonds

AMBAC	—	American Municipal Bond Assurance Corp.	Ref.	—	Refunding

BHAC	—	Berkshire Hathaway Assurance Corp.	Sec.	—	Secured

CAB	—	Capital Appreciation Bonds	SGI	—	Syncora Guarantee, Inc.

GO	—	General Obligation	Sr.	—	Senior

IDR	—	Industrial Development Revenue Bonds	Sub.	—	Subordinated

INS	—	Insurer	VRD	—	Variable Rate Demand

LOC	—	Letter of Credit

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security subject to the alternative minimum tax.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $6,179,762, which represented 3.43% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2016 represented less than 1% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Fund’s investments with a value of $14,786,308 are held by TOB Trusts and serve as collateral for the $8,450,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $16,152,606 and $4,015,437, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,220,209
Aggregate unrealized (depreciation) of investment securities	(667,017)
Net unrealized appreciation of investment securities	$15,553,192
Cost of investments for tax purposes is $173,311,781.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2016

invesco.com/us	TEC-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.08%

Alabama–0.13%

Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$75	$75,000

Arizona–1.58%

Arizona (State of) Transportation Board (Maricopa County Regional Area Road); Series 2009, Transportation Excise Tax RB	4.00%	07/01/2016	500	501,470
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.41%	04/15/2030	400	400,000
				901,470

California–6.54%

California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.29%	12/01/2016	1,400	1,400,000
East Bay Regional Park District (Election of 2008); Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	175	176,116
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB (d)(e)	0.55%	02/01/2017	550	550,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB (d)(e)	0.60%	08/30/2016	1,000	1,000,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/2016	600	600,565
				3,726,681

Colorado–0.32%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	02/01/2031	10	10,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	07/01/2034	100	100,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	04/01/2024	75	75,000
				185,000

Delaware–0.80%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	09/01/2036	150	150,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	05/01/2036	304	304,000
				454,000

District of Columbia–0.86%

District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD MFH RB (CEP-FHLMC) (a)	0.41%	02/01/2046	429	429,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.57%	01/01/2029	60	60,000
				489,000

Florida–5.19%

Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Public Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	200	200,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.41%	06/01/2048	678	678,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA) (a)	0.39%	06/01/2025	251	251,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.41%	11/01/2036	1,200	1,200,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.37%	07/01/2032	625	625,000
				2,954,000

Georgia–4.44%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(f)(g)	0.52%	01/01/2029	400	400,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (a)(b)(c)	0.42%	03/01/2021	$50	$50,000
Georgia (State of) Series 2012-A, Unlimited Tax GO Bonds	5.00%	07/01/2016	125	125,479
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.38%	08/01/2038	900	900,000
Gwinnett School District; Series 2012 A, Unlimited Tax GO Bonds	4.00%	10/01/2016	250	252,874
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.38%	09/01/2035	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	09/01/2020	200	200,000
				2,528,353

Illinois–5.69%

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.42%	03/01/2030	308	308,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(f)	0.45%	10/01/2017	230	230,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	06/01/2029	10	10,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.40%	12/01/2046	1,000	1,000,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.41%	01/01/2037	650	650,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank N.A.) (a)(b)	0.41%	05/01/2036	105	105,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(g)	0.72%	12/01/2039	500	500,000
Rock Island (County of) Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (a)(b)(g)	0.60%	12/01/2018	145	145,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(g)	0.46%	04/01/2022	291	291,000
				3,239,000

Indiana–6.98%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.42%	08/01/2028	1,320	1,320,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	08/01/2037	300	300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.40%	06/01/2040	1,715	1,715,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(g)	0.46%	03/01/2022	550	550,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.50%	10/01/2019	90	90,000
				3,975,000

Iowa–2.63%

Iowa (State of) Des Moines Area Community College; Series 2015, Plant Fund Capital Loan Notes	2.00%	06/01/2016	1,000	1,000,000
West Des Moines (City of); Series 2010 A, Ref. Capital Loan Unlimited Tax GO Notes	4.00%	06/01/2016	500	500,000
				1,500,000

Kansas–2.69%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.42%	07/01/2030	1,530	1,530,000

Louisiana–2.50%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(g)	0.46%	12/01/2027	1,425	1,425,000

Maryland–2.55%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.34%	07/01/2041	1,151	1,151,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	$300	$301,180
				1,452,180

Massachusetts–3.38%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.45%	03/01/2039	1,925	1,925,000

Minnesota–3.52%

Minnesota (State of) Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	700	703,247
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.49%	11/15/2031	502	502,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	10/01/2033	800	800,000
				2,005,247

Mississippi–1.76%

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	04/01/2037	1,000	1,000,000

Missouri–4.02%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.43%	11/01/2037	1,065	1,065,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, Floating Rate RB (d)(e)	0.60%	12/27/2016	550	550,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.47%	12/01/2019	35	35,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.42%	04/15/2027	641	641,000
				2,291,000

Nevada–2.35%

Carson (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.) (a)(b)	0.39%	09/01/2033	837	837,000
Nevada (State of); Series 2012 B, Ref. Capital Improvement & Cultural Affairs Limited Tax GO Bonds	5.00%	08/01/2016	500	503,710
				1,340,710

New Mexico–0.44%

New Mexico (State of) Finance Authority (Senior Lien Public Revolving Fund); Series 2016 A, RB	2.00%	06/01/2016	250	250,000

New York–5.97%

New York (City of) Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA) (a)	0.37%	11/15/2037	550	550,000
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, MFH VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (a)(b)	0.41%	12/01/2036	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.50%	11/01/2049	1,400	1,400,000
Series 2015 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.50%	11/01/2049	300	300,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A1, VRD RB (LOC-Bank of America) (a)(b)	0.43%	11/01/2046	153	153,000
				3,403,000

North Carolina–2.76%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.40%	01/15/2037	600	600,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	70	70,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.40%	12/01/2021	900	900,000
				1,570,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–4.30%

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.40%	03/01/2034	$651	$651,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(f)(g)	0.72%	01/01/2034	235	235,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB (d)(e)	0.44%	06/01/2016	240	240,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.52%	12/01/2021	225	225,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.42%	08/02/2038	1,100	1,100,000
				2,451,000

Oregon–2.08%

Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.40%	08/01/2034	1,186	1,186,000

Pennsylvania–8.02%

Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(f)	0.42%	10/01/2025	900	900,000
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	11/01/2039	1,000	1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.44%	11/01/2030	674	674,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.41%	03/01/2030	560	560,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	09/01/2028	230	230,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.42%	08/15/2031	785	785,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	07/01/2027	421	421,000
				4,570,000

South Carolina–1.00%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.54%	07/01/2017	70	70,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon) (a)(b)	0.39%	11/01/2025	500	500,000
				570,000

Tennessee–2.82%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.44%	06/01/2024	630	630,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.41%	12/15/2042	500	500,000
Tennessee (State of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	475	477,865
				1,607,865

Texas–4.80%

Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	300	303,349
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	175	175,769
Tarrant Regional Water District; Series 2012, Water Control & Improvement RB	5.00%	09/01/2016	250	252,784
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.38%	08/01/2025	2,000	2,000,000
				2,731,902

Utah–1.76%

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.38%	05/15/2035	200	200,000
Series 2014 B, Floating Rate Hospital RB (d)(e)	0.60%	12/27/2016	575	575,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.45%	04/01/2042	$225	$225,000
				1,000,000

Virginia–1.23%

Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	200	201,159
Fairfax (County of) Economic Development Authority (Capital Hospice); Series 2009, VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.39%	01/01/2034	500	500,000
				701,159

Washington–0.88%

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(g)	0.45%	11/01/2023	400	400,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	11/01/2032	100	100,000
				500,000

Wisconsin–7.09%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(g)	0.57%	09/01/2019	1,565	1,565,000
Milwaukee (City of) Series 2015 M7, School RAN	2.00%	06/30/2016	600	600,860
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.47%	07/01/2016	175	175,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.45%	05/01/2030	1,299	1,299,000
Wisconsin (State of); Series 2012-2, Ref. Clean Water RB	5.00%	06/01/2016	400	400,000
				4,039,860
Total Municipal Obligations–101.08% (Cost $57,577,427)				57,577,427

U.S. Treasury Bills–1.05% (h)

U.S. Treasury Bills (Cost $598,702)	0.45%	11/25/2016	600	598,702
TOTAL INVESTMENTS(i)(j)–102.13% (Cost $58,176,129)				58,176,129
OTHER ASSETS LESS LIABILITIES–(2.13)%				(1,210,564)
NET ASSETS–100.00%				$56,965,565

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RAC	—Revenue Anticipation Certificates
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $2,525,000, which represented 4.43% of the Fund’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
U.S. Bank, N.A.	7.6%
PNC Bank, N.A.	6.3
TD Bank, N.A.	6.3
Federal National Mortgage Association	6.2
JPMorgan Chase Bank, N.A.	5.8
Wells Fargo Bank, N.A.	5.8
Federal Home Loan Mortgage Corporation	5.7
Bank of America, N.A.	5.0

(j)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.